Document and Entity Information	12 Months Ended
Dec. 31, 2010
Document and Entity Information
Entity Registrant Name	Motorola Solutions, Inc.
Entity Central Index Key	0000068505
Document Type	8-K
Document Period End Date	Dec 31, 2010
Amendment Flag	false

Consolidated Statements of Operations (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Consolidated Statements of Operations
Net sales from products	$ 5,870	$ 5,259	$ 6,306
Net sales from services	2,001	1,921	1,834
Net sales	7,871	7,180	8,140
Costs of product sales	2,673	2,374	2,880
Costs of service sales	1,281	1,237	1,171
Costs of sales	3,954	3,611	4,051
Gross margin	3,917	3,569	4,089
Selling, general and administrative expenses	1,910	1,703	1,845
Research and development expenditures	1,079	1,041	1,106
Other charges	150	255	1,817
Operating earnings (loss)	778	570	(679)
Other income (expense):
Interest income (expense), net	(129)	(133)	35
Gain on sales of investments and businesses, net	49	108	64
Other	(7)	92	(417)
Total other income (expense)	(87)	67	(318)
Earnings (loss) from continuing operations before income taxes	691	637	(997)
Income tax expense	415	191	2,481
Earnings (loss) from continuing operations	276	446	(3,478)
Earnings from discontinued operations, net of tax	374	(474)	(762)
Net earnings (loss)	650	(28)	(4,240)
Less: Earnings attributable to noncontrolling interests	17	23	4
Net earnings (loss) attributable to Motorola Solutions, Inc.	633	(51)	(4,244)
Amounts attributable to Motorola Solutions, Inc. common stockholders:
Earnings (loss) from continuing operations, net of tax	259	423	(3,482)
Earnings (loss) from discontinued operations, net of tax	374	(474)	(762)
Net earnings (loss)	$ 633	$ (51)	$ (4,244)
Basic:
Continuing operations	$ 0.78	$ 1.29	$ (10.76)
Discontinued operations	$ 1.12	$ (1.45)	$ (2.35)
Earnings (Loss) Per Share	$ 1.9	$ (0.16)	$ (13.11)
Diluted:
Continuing operations	$ 0.77	$ 1.28	$ (10.76)
Discontinued operations	$ 1.1	$ (1.43)	$ (2.35)
Earnings (Loss) Per Share	$ 1.87	$ (0.15)	$ (13.11)
Weighted average common shares outstanding:
Basic	333.3	327.9	323.6
Diluted	338.1	329.9	323.6
Dividends paid per share		$ 0.35	$ 1.4

Consolidated Balance Sheets (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
ASSETS
Cash and cash equivalents	$ 4,208	$ 2,869
Sigma Fund and short-term investments	4,655	5,094
Accounts receivable, net	1,547	1,353
Inventories, net	521	409
Deferred income taxes	871	680
Other current assets	748	705
Current assets held for disposition	4,604	4,922
Total current assets	17,154	16,032
Property, plant and equipment, net	922	1,012
Sigma Fund	70	66
Investments	172	398
Deferred income taxes	1,920	2,633
Goodwill	1,429	1,429
Other assets	734	849
Non-current assets held for disposition	3,176	3,184
Total assets	25,577	25,603
LIABILITIES AND STOCKHOLDERS' EQUITY
Notes payable and current portion of long-term debt	605	536
Accounts payable	731	569
Accrued liabilities	2,574	2,269
Current liabilities held for disposition	4,800	4,887
Total current liabilities	8,710	8,261
Long-term debt	2,098	3,258
Other liabilities	3,045	3,490
Non-current liabilities held for disposition	737	711
Stockholders' Equity
Preferred stock, $100 par value
Common stock: 12/31/10- $.01 par value; 12/31/09- $.01 par value Authorized shares: 12/31/10-600.0; 12/31/09-600.0 Issued shares: 12/31/10-337.2; 12/31/09-330.6 Outstanding shares: 12/31/10-336.3; 12/31/09-330.3	3	3
Additional paid-in capital	8,644	8,231
Retained earnings	4,460	3,827
Accumulated other comprehensive loss	(2,222)	(2,286)
Total Motorola Solutions, Inc. stockholders' equity	10,885	9,775
Non-controlling interests	102	108
Total stockholders' equity	10,987	9,883
Total liabilities and stockholders' equity	$ 25,577	$ 25,603

Consolidated Balance Sheets (Parenthetical) (USD $) In Millions, except Per Share data	Dec. 31, 2010	Dec. 31, 2009
Consolidated Balance Sheets
Preferred stock, par value	$ 100	$ 100
Common stock, par value	$ 0.01	$ 0.01
Common stock, Authorized shares	600	600
Common stock, Issued shares	337.2	330.6
Common stock, Outstanding shares	336.3	330.3

Consolidated Statements of Stockholders' Equity (USD $) In Millions	Common Stock and Additional Paid-in Capital	Fair Value Adjustment to Available for Sale Securities, Net of Tax	Foreign Currency Translation Adjustments, Net of Tax	Retirement Benefits Adjustments, Net of Tax	Other Items, Net of Tax	Retained Earnings	Non-controlling Interests	Comprehensive Earnings (Loss)	Total
Balances at Dec. 31, 2007	$ 7,574	$ (59)	$ 16	$ (704)		$ 8,575	$ 78
Balance (in shares) at Dec. 31, 2007	323.4
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						(4,244)	4	(4,240)	(4,240)
Net unrealized gains (losses) on securities, net of tax		61						61
Foreign currency translation adjustments, net of tax			(149)					(149)
Purchases of a Noncontrolling interest equity							6
Amortization of retirement benefit adjustments, net of tax				19				19
Effect of U.S. pension plan freeze curtailment, net of tax				(42)				(42)
Year-end and other retirement adjustments, net of tax				(1,340)				(1,340)
Issuance of common stock and stock options exercised	134
Issuance of common stock and stock options exercised (in shares)	3.2
Share repurchase program	(138)
Share repurchase program (in shares)	(1.3)
Tax shortfalls from share-based compensation	(6)
Share-based compensation expense	270
Net gain (loss) on derivative instruments, net of tax					(7)			(7)
Dividends declared (per share)						(453)
Balances at Dec. 31, 2008	7,834	2	(133)	(2,067)	(7)	3,878	88	(5,698)
Balance (in shares) at Dec. 31, 2008	325.3
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						(51)	23	(28)	(28)
Net unrealized gains (losses) on securities, net of tax		68						68
Foreign currency translation adjustments, net of tax			70					70
Amortization of retirement benefit adjustments, net of tax				(65)				(65)
Year-end and other retirement adjustments, net of tax				(163)				(163)
Issuance of common stock and stock options exercised	111
Issuance of common stock and stock options exercised (in shares)	5.3
Tax shortfalls from share-based compensation	(12)
Share-based compensation expense	301
Net gain (loss) on derivative instruments, net of tax					9			9
Dividends paid to noncontrolling interest on subsidiary common stock							(3)
Balances at Dec. 31, 2009	8,234	70	(63)	(2,295)	2	3,827	108	(109)	9,883
Balance (in shares) at Dec. 31, 2009	330.6
Increase (Decrease) in Stockholders' Equity
Net earnings (loss)						633	17	650	650
Net unrealized gains (losses) on securities, net of tax		(58)						(58)
Foreign currency translation adjustments, net of tax			(63)					(63)
Amortization of retirement benefit adjustments, net of tax				112				112
Plan amendment, net of tax				22				22
Remeasurement of retirement benefits, net of tax				(28)				(28)
Year-end and other retirement adjustments, net of tax				81				81
Issuance of common stock and stock options exercised	144
Issuance of common stock and stock options exercised (in shares)	6.6
Tax shortfalls from share-based compensation	(63)
Share-based compensation expense	308
Net gain (loss) on derivative instruments, net of tax					(2)			(2)
Dividends paid to noncontrolling interest on subsidiary common stock							(23)
Reclassification of share-based awards from liability to equity	24
Balances at Dec. 31, 2010	$ 8,647	$ 12	$ (126)	$ (2,108)		$ 4,460	$ 102	$ 714	$ 10,987
Balance (in shares) at Dec. 31, 2010	337.2

Consolidated Statements of Stockholders' Equity (Parenthetical) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Consolidated Statement of Stockholders' Equity
Net unrealized gain (losses) on securities, tax	$ (35)		$ 40		$ 36
Foreign currency translation adjustments, tax	46		(17)		39
Amortization of retirement benefit adjustments, tax	57		(33)		10
Effect of U.S. pension plan freeze curtailment, tax					(25)
Year-end and other retirement adjustments, tax	(14)		(22)		(793)
Plan amendment, tax	0
Re-measurement of retirement benefits, tax	(13)
Net gain ( loss) on derivative instruments, tax	$ (1)		$ 6		$ (5)
Dividends declared, per share		[1]		[1]	$ 1.4

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.

Consolidated Statements of Cash Flows (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Operating
Net earnings (loss) attributable to Motorola Solutions, Inc..	$ 633	$ (51)	$ (4,244)
Earnings attributable to noncontrolling interests	17	23	4
Net earnings (loss)	650	(28)	(4,240)
Earnings (loss) from discontinued operations	374	(474)	(762)
Earnings (loss) from continuing operations	276	446	(3,478)
Adjustments to reconcile loss from continuing operations to net cash provided by operating activities:
Depreciation and amortization	342	388	403
Non-cash other charges (income)	(74)	(72)	2,279
Share-based compensation expense	144	137	131
Gain on sales of investments and businesses, net	(49)	(108)	(64)
Loss (gain) from extinguishment of long-term debt	12	(67)	(14)
Deferred income taxes	384	47	2,573
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(83)	102	13
Inventories	(111)	111	(64)
Other current assets	(48)	276	(40)
Accounts payable and accrued liabilities	333	(621)	(222)
Other assets and liabilities	(308)	(11)	(633)
Net cash provided by operating activities	818	628	884
Investing
Acquisitions and investments, net	(23)	(17)	(208)
Proceeds from sales of investments and businesses, net	264	357	113
Capital expenditures	(192)	(136)	(257)
Proceeds from sales of property, plant and equipment	27	1	119
Proceeds from sales (purchases) of Sigma Fund investments, net	453	(922)	853
Proceeds from sales (purchases) of short-term investments, net	(6)	186	424
Net cash provided by (used for) investing activities	523	(531)	1,044
Financing
Repayment of short-term borrowings, net	(5)	(86)	(50)
Repayment of debt	(1,011)	(132)	(225)
Issuance of common stock	179	116	145
Repurchase of common stock			(138)
Proceeds from settlement of financial instruments			158
Payment of dividends		(114)	(453)
Distributions from (to) discontinued operations	782	(68)	(838)
Other, net		6	8
Net cash used for financing activities	(55)	(278)	(1,393)
Net cash provided by (used for) operating activities from discontinued operations	1,154	1	(658)
Net cash used for investing activities from discontinued operations	(343)	(137)	(324)
Net cash provided by (used for) financing activities from discontinued operations	(782)	68	838
Effect of exchange rate changes on cash and cash equivalents from discontinued operations	(29)	68	144
Net cash provided by (used for) discontinued operations
Effect of exchange rate changes on cash and cash equivalents from continuing operations	53	(14)	(223)
Net increase (decrease) in cash and cash equivalents	1,339	(195)	312
Cash and cash equivalents, beginning of year	2,869	3,064	2,752
Cash and cash equivalents, end of year	4,208	2,869	3,064
Cash paid during the period for:
Interest, net	240	320	252
Income taxes, net of refunds	$ 259	$ 159	$ 407

Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Summary of Significant Accounting Policies
1.	Summary of Significant Accounting Policies

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and all controlled subsidiaries. All intercompany transactions and balances have been eliminated.

The consolidated financial statements as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008, include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly Motorola Solutions, Inc.'s (the "Company" or "Motorola Solutions") consolidated financial position, results of operations and cash flows for all periods presented.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Changes in Presentation

Motorola Mobility Distribution

On January 4, 2011, the distribution by the Company of all the common stock of Motorola Mobility Holdings, Inc. ("Motorola Mobility") was completed (the "Distribution"). The stockholders of record as of the close of business on December 21, 2010 received one (1) share of Motorola Mobility common stock for each eight (8) shares of the Company's common stock held as of the record date. The Distribution was structured to be tax-free to Motorola Solutions and its stockholders for U.S. tax purposes (other than with respect to any cash received in lieu of fractional shares). The historical financial results of Motorola Mobility are reflected in the Company's consolidated financial statements and footnotes as discontinued operations for all periods presented.

Reverse Stock Split and Name Change

On November 30, 2010, Motorola Solutions announced the timing and details regarding the Distribution and the approval of a reverse stock split at a ratio of 1-for-7. On January 4, 2011, immediately following the Distribution of Motorola Mobility common stock, the Company completed a 1-for-7 reverse stock split ("the Reverse Stock Split") and changed its name to Motorola Solutions, Inc. All consolidated per share information presented gives effect to the Reverse Stock Split.

Networks Transaction

On July 19, 2010, the Company announced an agreement to sell certain assets and liabilities of the Networks business to Nokia Siemens Networks B.V. ("NSN") (the "Transaction"). On April 13, 2011, the Company announced that it and NSN amended this agreement to, among other things, reduce the cash portion of the purchase price from  $1.2 billion to  $975 million. On April 29, 2011, the Company completed the Transaction, as amended. Based on the terms and conditions of the amended sale agreement, certain assets including  $150 million of accounts receivable were excluded from the Transaction. The results of operations of the portions of the Networks business included in the Transaction are reported as discontinued operations for all periods presented.

Certain Corporate and general costs which have historically been allocated to the Networks business will remain with the Company after the sale of the Networks business. Additionally, the results of operations of previously disposed businesses, which were deemed to be immaterial at the time of their disposition, have been reclassified from continuing operations to discontinued operations. These businesses include: (i) an Israel-based wireless network operator, (ii) the biometrics business, and (iii) Good Technology. The assets and liabilities of the Networks business which were sold to NSN, as well as the assets and liabilities of the previously disposed businesses recorded by the Company prior to the closing of the underlying transactions, are reported as assets and liabilities held for disposition. All previously reported financial information has been revised to conform to the current presentation.

Change in Segmentation

Following the Distribution, Motorola Solutions reports financial results for the following two segments:

•

Government: Our Government segment includes sales from two-way radios and public safety systems. Service revenues included in the Government segment are primarily those associated with the design, installation, maintenance and optimization of equipment for public safety networks.

•

Enterprise: Our Enterprise segment includes sales of enterprise mobile computing devices, scanning devices, wireless broadband systems, RFID data capture solutions and iDEN infrastructure. Service revenues included in the Enterprise segment are primarily maintenance contracts associated with the above products.

Revenue Recognition

In October 2009, the Financial Accounting Standards Board ("FASB") issued new guidance which amended the accounting standards for revenue arrangements with multiple deliverables. The new guidance changes the criteria required to separate deliverables into separate units of accounting when they are sold in a bundled arrangement and requires an entity to allocate an arrangement's consideration using estimated selling prices ("ESP") of deliverables if a vendor does not have vendor-specific objective evidence of selling price ("VSOE") or third-party evidence of selling price ("TPE"). The new guidance also eliminates the use of the residual method to allocate an arrangement's consideration.

In October 2009, the FASB also issued new guidance to remove from the scope of software revenue recognition guidance tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality.

The new accounting guidance is effective for revenue arrangements entered into or materially modified after June 15, 2010. The standards permit prospective or retrospective adoption as well as early adoption. The Company elected to early adopt this guidance at the beginning of its first quarter of fiscal 2010 on a prospective basis for applicable arrangements that were entered into or materially modified after January 1, 2010.

The Company's material revenue streams are the result of a wide range of activities, from the delivery of stand-alone equipment to custom design and installation over a period of time to bundled sales of devices, equipment, software and services. The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings due to the needs of its customers. Additionally, many of the Company's products have both software and non-software components that function together to deliver the product's essential functionality. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility of the sales price is reasonably assured. In addition to these general revenue recognition criteria, the following specific revenue recognition policies are followed:

Products and Equipment—For product and equipment sales, revenue recognition generally occurs when products or equipment have been shipped, risk of loss has transferred to the customer, objective evidence exists that customer acceptance provisions have been met, no significant obligations remain and allowances for discounts, price protection, returns and customer incentives can be reliably estimated. Recorded revenues are reduced by these allowances. The Company bases its estimates of these allowances on historical experience taking into consideration the type of products sold, the type of customer, and the specific type of transaction in each arrangement. Where customer incentives cannot be reliably estimated, the Company recognizes revenue at the time the product sells through the distribution channel to the end customer.

Long-Term Contracts—For long-term contracts that involve customization of the Company's equipment or software, the Company generally recognizes revenue using the percentage of completion method based on the percentage of costs incurred to date compared to the total estimated costs to complete the contract. In certain instances, when revenues or costs associated with long-term contracts cannot be reliably estimated or the contract contains other inherent uncertainties, revenues and costs are deferred until the project is complete and customer acceptance is obtained. When current estimates of total contract revenue and contract costs indicate a contract loss, the loss is recognized in the period it becomes evident.

Services—Revenue for services is generally recognized ratably over the contract term as services are performed.

Software and Licenses—Revenue from pre-paid perpetual licenses is recognized at the inception of the arrangement, presuming all other relevant revenue recognition criteria are met. Revenue from non-perpetual licenses or term licenses is recognized ratably over the period that the licensee uses the license. Revenue from software maintenance, technical support and unspecified upgrades is generally recognized over the period that these services are delivered.

Multiple-Element Arrangements—Arrangements with customers may include multiple deliverables, including any combination of products, equipment, services and software. These multiple element arrangements could also include an element accounted for as a long-term contract coupled with other products, equipment, services and software. For the Company's multiple-element arrangements where at least one of the deliverables is not subject to existing software revenue recognition guidance, deliverables are separated into more than one unit of accounting when (i) the delivered element(s) have value to the customer on a stand-alone basis, and (ii) delivery of the undelivered element(s) is probable and substantially in the control of the Company. Based on the new accounting guidance adopted January 1, 2010, revenue is then allocated to each unit of accounting based on the relative selling price of each unit of accounting based first on VSOE if it exists, based next on TPE if VSOE does not exist, and, finally, if both VSOE and TPE do not exist, based on ESP.

•

VSOE—In many instances, products are sold separately in stand-alone arrangements as customers may support the products themselves or purchase support on a time and materials basis. Additionally, advanced services such as general consulting, network management or advisory projects are often sold in stand-alone engagements. Technical support services are also often sold separately through renewals of annual contracts. The Company determines VSOE based on its normal pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for a product or service fall within a reasonably narrow pricing range, generally evidenced by the pricing rates of approximately 80% of such historical stand-alone transactions falling within plus or minus 15% of the median rate. In addition, the Company considers the geographies in which the products or services are sold, major product and service groups, customer classification, and other environmental or marketing variables in determining VSOE.

•

TPE—VSOE generally exists only when the Company sells the deliverable separately. When VSOE does not exist, the Company attempts to determine TPE based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy for many of its products differs from that of its peers and its offerings contain a significant level of customization and differentiation such that the comparable pricing of products with similar functionality sold by other companies cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a stand-alone basis. Therefore, the Company is typically not able to determine TPE.

•

ESP—The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. When both VSOE and TPE do not exist, the Company determines ESP for the arrangement element by first collecting all reasonably available data points including sales, cost and margin analysis of the product, and other inputs based on the Company's normal pricing practices. Second, the Company makes any reasonably required adjustments to the data based on market and Company-specific factors. Third, the Company stratifies the data points, when appropriate, based on customer, magnitude of the transaction and sales volume.

Once elements of an arrangement are separated into more than one unit of accounting, revenue is recognized for each separate unit of accounting based on the nature of the revenue as described above.

The Company's arrangements with multiple deliverables may also contain a stand-alone software deliverable that is subject to the existing software revenue recognition guidance. The revenue for these multiple-element arrangements is allocated to the software deliverable and the non-software deliverable(s) based on the relative selling prices of all of the deliverables in the arrangement using the hierarchy in the new revenue accounting guidance. In circumstances where the Company cannot determine VSOE or TPE of the selling price for all of the deliverables in the arrangement, including the software deliverable, ESP is used for the purpose of allocating the arrangement consideration.

The Company's arrangements with multiple deliverables may be comprised entirely of deliverables that are all still subject to the existing software revenue recognition guidance. For these arrangements, revenue is allocated to the deliverables based on VSOE. Should VSOE not exist for the undelivered software element, revenue is deferred until either the undelivered element is delivered or VSOE is established for the element, whichever occurs first. When the fair value of a delivered element has not been established, but fair value exists for the undelivered elements, the Company uses the residual method to recognize revenue if the fair value of all undelivered elements is determinable. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement consideration is allocated to the delivered elements and is recognized as revenue.

Net sales as reported and pro forma net sales that would have been reported during the year ended December 31, 2010, if the transactions entered into or materially modified after January 1, 2010 were still subject to the previous accounting guidance are shown in the following table (in millions):

Year Ended December 31, 2010	As Reported	Pro Forma Basis
Net sales	$7,871	$7,832

The difference in the as reported revenue as compared to the pro forma basis revenue for the year ended December 31, 2010 is due to the Company no longer using the residual method for allocating revenue to the delivered products in a multiple-element arrangement when VSOE exists for the undelivered element but not the delivered element. This situation is most prevalent for system solutions that were sold with additional deliverables that are not in the scope of contract accounting. Under the prior accounting guidance for revenue recognition, the Company would ascribe the residual value to the contract accounting deliverable only when VSOE for the undelivered services or other products in the arrangement could be determined.

Based on the Company's current sales strategies, the newly adopted accounting guidance for revenue recognition is not expected to have a significant effect on the timing and pattern of revenue recognition for sales in periods after the initial adoption when applied to multiple-element arrangements. However, the Company expects that this new accounting guidance will facilitate the Company's efforts to optimize its product and service offerings due to better alignment of the economics of an arrangement and the related accounting treatment. This may lead to the Company engaging in new sales practices in the future. As these go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in selling prices, including both VSOE and ESP. As a result, the Company's future revenue recognition for multiple-element arrangements could differ materially from the results reported in the current period.

Changes in cost estimates and the fair values of certain deliverables could negatively impact the Company's operating results. In addition, unforeseen conditions could arise over the contract term that may have a significant impact on operating results.

Sales and Use Taxes—The Company records taxes imposed on revenue-producing transactions, including sales, use, value added and excise taxes, on a net basis with such taxes excluded from revenue.

Cash Equivalents: The Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2010, and 2009, restricted cash was  $226 million and  $206 million, respectively.

Sigma Fund: The Company and its wholly-owned subsidiaries invest a significant portion of their U.S. dollar-denominated cash in a fund (the "Sigma Fund") that allows the Company to efficiently manage its cash around the world. The Sigma Fund portfolio is managed by four independent investment management firms. The investment guidelines of the Sigma Fund require that purchased investments must be in high-quality, investment grade (rated at least A/A-1 by Standard & Poor's or A2/P-1 by Moody's Investors Service), U.S. dollar-denominated debt obligations, including certificates of deposit, commercial paper, government bonds, corporate bonds and asset- and mortgage-backed securities. Under the Sigma Fund's investment policies, except for debt obligations of the U.S. government, agencies and government-sponsored enterprises, no more than 5% of the Sigma Fund portfolio is to consist of debt obligations of any one issuer. The Sigma Fund's investment policies further require that floating rate investments must have a maturity at purchase date that does not exceed thirty-six months with an interest rate that is reset at least annually. The average interest rate reset of the investments held by the funds must be 120 days or less.

Investments in the Sigma Fund are carried at fair value. The Company primarily relies on valuation pricing models and broker quotes to determine the fair value of investments in the Sigma Fund. The valuation models are developed and maintained by third-party pricing services and use a number of standard inputs to the valuation models, including benchmark yields, reported trades, broker/dealer quotes where the counterparty is standing ready and able to transact, issuer spreads, benchmark securities, bids, offers and other reference data. For each asset class, quantifiable inputs related to perceived market movements and sector news may be considered in addition to the standard inputs.

Investments: Investments in equity and debt securities classified as available-for-sale are carried at fair value. Debt securities classified as held-to-maturity are carried at amortized cost. Equity securities that are restricted for more than one year or that are not publicly traded are carried at cost. Certain investments are accounted for using the equity method if the Company has significant influence over the issuing entity.

The Company assesses declines in the fair value of investments to determine whether such declines are other-than-temporary. This assessment is made considering all available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the entity issuing the security, and the Company's ability and intent to hold investment until recovery. Other-than-temporary impairments of investments are recorded to Other within Other income (expense) in the Company's consolidated statements of operations in the period in which they become impaired.

Inventories: Inventories are valued at the lower of average cost (which approximates cost on a first-in, first-out basis) or market (net realizable value or replacement cost).

Property, Plant and Equipment: Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is recorded using straight-line and declining-balance methods, based on the estimated useful lives of the assets (buildings and building equipment, 5-40 years; machinery and equipment, 2-10 years) and commences once the assets are ready for their intended use.

Goodwill and Intangible Assets: Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level and is a two-step analysis. First, the fair value of each reporting unit is compared to its book value. If the fair value of the reporting unit is less than its book value, the Company performs a hypothetical purchase price allocation based on the reporting unit's fair value to determine the fair value of the reporting unit's goodwill. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.

Intangible assets are generally amortized on a straight line basis over their respective estimated useful lives ranging from one to 13 years. The Company has no intangible assets with indefinite useful lives.

Impairment of Long-Lived Assets: Long-lived assets, which include intangible assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset (group) to future net undiscounted cash flows to be generated by the asset (group). If an asset is considered to be impaired, the impairment to be recognized is equal to the amount by which the carrying amount of the asset exceeds the asset's fair value calculated using a discounted future cash flows analysis or market comparables. Assets held for sale, if any, are reported at the lower of the carrying amount or fair value less cost to sell.

Income Taxes: Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period that includes the enactment date.

Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified. The Company evaluates deferred income taxes on a quarterly basis to determine if valuation allowances are required by considering available evidence. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carry-back years and tax planning strategies that are both prudent and feasible.

The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company records interest related to unrecognized tax benefits in Interest expense and penalties in Selling, general and administrative expenses in the Company's consolidated statements of operations.

Long-term Receivables: Long-term receivables include trade receivables where contractual terms of the note agreement are greater than one year. Long-term receivables are considered impaired when management determines collection of all amounts due according to the contractual terms of the note agreement, including principal and interest, is no longer probable. Impaired long-term receivables are valued based on the present value of expected future cash flows, discounted at the receivable's effective rate of interest, or the fair value of the collateral if the receivable is collateral dependent. Interest income and late fees on impaired long-term receivables are recognized only when payments are received. Previously impaired long-term receivables are no longer considered impaired and are reclassified to performing when they have performed under a workout or restructuring for four consecutive quarters.

Foreign Currency: Certain of the Company's non-U.S. operations use their respective local currency as their functional currency. Those operations that do not have the U.S. dollar as their functional currency translate assets and liabilities at current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included as a component of Accumulated other comprehensive income (loss) in the Company's consolidated balance sheets. For those operations that have the U.S. dollar as their functional currency, transactions denominated in the local currency are measured in U.S. dollars using the current rates of exchange for monetary assets and liabilities and historical rates of exchange for nonmonetary assets. Gains and losses from remeasurement of monetary assets and liabilities are included in Other within Other income (expense) within the Company's consolidated statements of operations.

Derivative Instruments: Gains and losses on hedges of existing assets or liabilities are marked-to-market and the result is included in Other within Other income (expense) within the Company's consolidated statements of operations. Gains and losses on financial instruments that qualify for hedge accounting and are used to hedge firm future commitments or forecasted transactions are deferred until such time as the underlying transactions are recognized or recorded immediately when the transaction is no longer expected to occur. Gains or losses on financial instruments that do not qualify as hedges are recognized immediately as income or expense.

Earnings (Loss) Per Share: The Company calculates its basic earnings (loss) per share based on the weighted-average effect of all common shares issued and outstanding. Net earnings (loss) attributable to Motorola Solutions, Inc. is divided by the weighted average common shares outstanding during the period to arrive at the basic earnings (loss) per share. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to Motorola Solutions, Inc. by the sum of the weighted average number of common shares used in the basic earnings (loss) per share calculation and the weighted average number of common shares that would be issued assuming exercise or conversion of all potentially dilutive securities, excluding those securities that would be anti-dilutive to the earnings (loss) per share calculation. Both basic and diluted earnings (loss) per share amounts are calculated for earnings (loss) from continuing operations and net earnings (loss) attributable to Motorola Solutions, Inc. for all periods presented. All earnings (loss) per share information presented gives effect to the Reverse Stock Split, which occurred on January 4, 2011.

Share-Based Compensation Costs: The Company has incentive plans that reward employees with stock options, stock appreciation rights, restricted stock and restricted stock units, as well as an employee stock purchase plan. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest. The fair value of stock options, stock appreciation rights and the employee stock purchase plan is generally determined using a Black-Scholes option pricing model which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Retirement Benefits: The Company records annual expenses relating to its pension benefit and postretirement plans based on calculations which include various actuarial assumptions, including discount rates, assumed asset rates of return, compensation increases, turnover rates and health care cost trend rates. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends. The effects of the gains, losses, and prior service costs and credits are amortized over future service periods. The funding status, or projected benefit obligation less plan assets, for each plan, is reflected in the Company's consolidated balance sheets using a December 31 measurement date.

Advertising Expense: Advertising expenses, which are the external costs of marketing the Company's products, are expensed as incurred. Advertising expenses were  $109 million,  $123 million and  $184 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Use of Estimates: The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable and long-term receivables, inventories, Sigma Fund, investments, goodwill, intangible and other long-lived assets, legal contingencies, guarantee obligations, indemnifications and assumptions used in the calculation of income taxes, retirement and other post-employment benefits and allowances for discounts, price protection, product returns and customer incentives, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, energy markets and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Discontinued Operations	12 Months Ended
Dec. 31, 2010
Discontinued Operations
Discontinued Operations
2.	Discontinued Operations

On July 19, 2010, the Company announced an agreement to sell certain assets and liabilities of the Networks business to Nokia Siemens Networks B.V. ("NSN") (the "Transaction"). On April 13, 2011, the Company announced that it and NSN amended this agreement to, among other things, reduce the cash portion of the purchase price from  $1.2 billion to  $975 million. On April 29, 2011, the Company completed the Transaction, as amended. Based on the terms and conditions of the amended sale agreement, certain assets including  $150 million of accounts receivable were excluded from the Transaction. The results of operations of the portions of the Networks business included in the Transaction are reported as discontinued operations for all periods presented.

On January 4, 2011, the distribution by the Company of all the common stock of Motorola Mobility Holdings, Inc. ("Motorola Mobility") was completed (the "Distribution"). The stockholders of record as of the close of business on December 21, 2010 received one (1) share of Motorola Mobility common stock for each eight (8) shares of the Company's common stock held as of the record date. Immediately following the Distribution, the Company changed its name to Motorola Solutions, Inc. The Distribution was structured to be tax-free to Motorola Solutions and its stockholders for U.S. tax purposes (other than with respect to any cash received in lieu of fractional shares). The historical financial results of Motorola Mobility are reflected in the Company's consolidated financial statements and footnotes as discontinued operations for all periods presented.

During the second quarter of 2010, the Company completed the sale of its Israel-based wireless network operator business formerly included as part of the Government segment. The Company received  $170 million in net cash and recorded a gain on sale of the business of  $20 million before income taxes, which is included in Earnings from discontinued operations, net of tax, in the Company's consolidated statements of operations.

During the first quarter of 2009, the Company completed the sale of: (i) Good Technology, and (ii) the biometrics business, which includes its Printrak trademark. Collectively, the Company received  $163 million in net cash and recorded a net gain on sale of the businesses of  $175 million before income taxes, which is included in Earnings from discontinued operations, net of tax, in the Company's consolidated statements of operations.

The results of operations of Motorola Mobility, and the portions of the Networks business included in the transaction with NSN, as well as the results of operations of the previously disposed businesses discussed above, which were deemed to be immaterial for presentation as discontinued operations at the time of their disposition, are reported as discontinued operations. All previously reported financial information has been revised to conform to the current presentation.

The following table displays summarized activity in the Company's consolidated statements of operations for discontinued operations during the years ended December 31, 2010, 2009 and 2008.

Years Ended December 31	2010	2009	2008
Net sales	$15,002	$14,967	$22,147
Operating earnings (loss)	574	(728)	(1,711)
Gains on sales of investments and businesses, net	19	156	17
Earnings (loss) before income taxes	572	(640)	(1,636)
Income tax expense (benefit)	198	(166)	(874)
Earnings (loss) from discontinued operations, net of tax	374	(474)	(762)

The following table displays a summary of the assets and liabilities held for disposition as of December 31, 2010 and December 31, 2009.

December 31	2010	2009
Assets
Accounts receivable, net	$2,072	$2,142
Inventories, net	1,040	900
Other current assets	1,492	1,880
Property, plant and equipment, net	1,013	1,143
Investments	145	60
Goodwill	1,504	1,394
Other assets	514	587

	$7,780	$8,106

Liabilities
Accounts payable	$2,060	$1,860
Accrued liabilities	2,740	3,027
Other liabilities	737	711

	$5,537	$5,598

Other Financial Data	12 Months Ended
Dec. 31, 2010
Other Financial Data
Other Financial Data
3.	Other Financial Data

Statement of Operations Information

Other Charges

Other charges included in Operating earnings (loss) consist of the following:

Years Ended December 31	2010	2009	2008
Other charges (income):
Intangibles amortization	$203	$218	$227
Reorganization of businesses	54	88	60
IP settlements and reserve adjustments	(78)	—	—
Legal settlements and related insurance matters, net	(29)	(75)	14
Environmental reserve charge	—	24	—
Asset impairments charges	—	—	1,564
Gain on sale of property, plant and equipment	—	—	(48)

	$150	$255	$1,817

During 2010, the Company entered into a settlement agreement with another company to resolve certain intellectual property disputes between the two companies. As a result of the settlement agreement, the Company received  $65 million in cash and was assigned certain patent properties. As a result of this agreement, the Company recorded a pre-tax gain of  $39 million (and  $55 million was recorded within discontinued operations) during the year ended December 31, 2010, related to the settlement of the outstanding litigation between the parties.

Other Income (Expense)

Interest income, net, and Other both included in Other income (expense) consist of the following:

Years Ended December 31	2010	2009	2008
Interest income, net:
Interest expense	$(217)	$(207)	$(210)
Interest income	88	74	245

	$(129)	$(133)	$35

Other:
Investment impairments	$(21)	$(75)	$(333)
Gain (loss) from the extinguishment of the Company's outstanding long-term debt	(12)	67	14
Foreign currency gain (loss)	12	14	(69)
Gain (loss) on Sigma Fund investments	11	80	(101)
Impairment charges on Sigma Fund investments	—	—	(186)
U.S. pension plan freeze curtailment gain	—	—	237
Gain on interest rate swaps	—	—	24
Other	3	6	(3)

	$(7)	$92	$(417)

Earnings (Loss) Per Common Share

Basic and diluted earnings (loss) per common share from both continuing operations and net earnings (loss) attributable to Motorola Solutions, Inc., including discontinued operations, is computed as follows:

	Earnings (loss) from Continuing Operations			Net Earnings (loss) attributable to Motorola Solutions, Inc.
Years Ended December 31	2010	2009	2008	2010	2009	2008
Basic earnings (loss) per common share:
Earnings (loss)	$259	$423	$(3,482)	$633	$(51)	$(4,244)
Weighted average common shares outstanding	333.3	327.9	323.6	333.3	327.9	323.6

Per share amount	$0.78	$1.29	$(10.76)	$1.90	$(0.16)	$(13.11)

Diluted earnings (loss) per common share:
Earnings (loss)	$259	$423	$(3,482)	$633	$(51)	$(4,244)

Weighted average common shares outstanding	333.3	327.9	323.6	333.3	327.9	323.6
Add effect of dilutive securities:
Share-based awards and other	4.8	2.0	—	4.8	2.0	—

Diluted weighted average common shares outstanding	338.1	329.9	323.6	338.1	329.9	323.6

Per share amount	$0.77	$1.28	$(10.76)	$1.87	$(0.15)	$(13.11)

Presentation gives effect to the Reverse Stock Split, which occurred on January 4, 2011.

In the computation of diluted earnings per common share from both continuing operation and on a net earnings basis for the years ended December 31, 2010 and 2009, 14.6 million and 22.7 million, respectively, out-of-the-money stock options and the assumed vesting of 0.7 million and 2.2 million, respectively, restricted stock units were excluded because their inclusion would have been antidilutive. For the year ended December 31, 2008, the Company was in a net loss position and, accordingly, the assumed exercise of 33.2 million stock options and the assumed vesting of 3.7 million restricted stock units were excluded from diluted weighted averages outstanding because their inclusion would have been antidilutive.

Pursuant to the completion of the Distribution on January 4, 2011, 8.0 million stock options and 3.8 million unvested restricted stock units held by the employees of Motorola Mobility were cancelled. Upon the completed divestiture of the Networks business on April 29, 2011, approximately 0.2 million stock options and 1.4 million unvested restricted stock units were cancelled.

Balance Sheet Information

Sigma Fund

Sigma Fund consists of the following:

	December 31, 2010		December 31, 2009
Fair Value	Current	Non-current	Current	Non-current
Cash	$2,355	$—	$202	$—
Securities:
U.S. government and agency obligations	2,291	—	4,408	—
Corporate bonds	—	58	367	63
Asset-backed securities	—	1	66	—
Mortgage-backed securities	—	11	49	3

	$4,646	$70	$5,092	$66

During the years ended December 31, 2010 and 2009, the Company recorded gains related to the Sigma Fund investments of  $11 million and  $80 million, respectively, in Other income (expense) in the consolidated statement of operations. During the year ended December 31, 2008, the Company recorded total charges related to Sigma Fund investments, including temporary unrealized losses and impairment charges, of  $287 million in its consolidated statement of operations.

During the fourth quarter of 2008, the Company changed its accounting for changes in the fair value of investments in the Sigma Fund. Prior to the fourth quarter of 2008, the Company distinguished between declines it considered temporary and declines it considered permanent. When it became probable that the Company would not collect all amounts it was owed on a security according to its contractual terms, the Company considered the security to be impaired and recorded the permanent decline in fair value in earnings. During 2008, the Company recorded  $186 million of permanent impairments of Sigma Fund investments in the consolidated statement of operations. Beginning in the fourth quarter of 2008, the Company began recording all changes in the fair value of investments in the Sigma Fund in the consolidated statements of operations. In its stand-alone financial statements, the Sigma Fund uses "investment company" accounting practices and records all changes in the fair value of the underlying investments in earnings, whether such changes are considered temporary or permanent. The Company determined the underlying accounting practices of the Sigma Fund in its stand-alone financial statements should be retained in the Company's consolidated financial statements. Accordingly, the Company recorded the cumulative loss of  $101 million on investments in the Sigma Fund investments in its consolidated statement of operations during the fourth quarter of 2008. The Company determined amounts that arose in periods prior to the fourth quarter of 2008 were not material to the consolidated results of operations in those periods.

Securities with a significant temporary unrealized loss and a maturity greater than 12 months and defaulted securities have been classified as non-current in the Company's consolidated balance sheets. At December 31, 2010,  $70 million of the Sigma Fund investments were classified as non-current, and the weighted average maturity of the Sigma Fund investments classified as non-current (excluding defaulted securities) was 164 months. At December 31, 2009,  $66 million of the Sigma Fund investments were classified as non-current.

Investments

Investments consist of the following:

	Recorded Value		Less
December 31, 2010	Short-term Investments	Investments	Unrealized Gains	Unrealized Losses	Cost Basis
Certificates of deposit	$7	$—	$—	$—	$7
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	17	—	—	17
Corporate bonds	2	11	—	—	13
Mortgage-backed securities	—	3	—	—	3
Common stock and equivalents	—	12	4	—	8

	9	43	4	—	48
Other securities, at cost	—	113	—	—	113
Equity method investments	—	16	—	—	16

	$9	$172	$4	$—	$177

	Recorded Value		Less
December 31, 2009	Short-term Investments	Investments	Unrealized Gains	Unrealized Losses	Cost Basis
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$23	$1	$—	$22
Corporate bonds	2	10	—	—	12
Mortgage-backed securities	—	3	—	—	3
Common stock and equivalents	—	126	97	(1)	30

	2	162	98	(1)	67
Other securities, at cost	—	209	—	—	209
Equity method investments	—	27	—	—	27

	$2	$398	$98	$(1)	$303

During the years ended December 31, 2010, 2009 and 2008, the Company recorded investment impairment charges of  $21 million,  $75 million and  $333 million, respectively, representing other-than-temporary declines in the value of the Company's available-for-sale investment portfolio. Investment impairment charges are included in Other within Other income (expense) in the Company's consolidated statements of operations.

Gains on sales of investments and businesses, consists of the following:

Years Ended December 31	2010	2009	2008
Gains on sales of investments, net	$49	$91	$64
Gain on sales of businesses, net	—	17	—

	$49	$108	$64

During the year ended December 31, 2010, the  $49 million of net gains primarily related to sales of a number of the Company's equity investments, of which  $31 million of gain was attributable to a single investment. During the year ended December 31, 2009, the  $108 million of net gains primarily relates to: (i) sales of certain of the Company's equity investments, of which  $32 million of gain was attributable to a single investment, and (ii) a net gain on the sales of specific businesses. During the year ended December 31, 2008, the  $64 million of net gains primarily related to sales of a number of the Company's equity investments, of which  $29 million of gain was attributable to a single investment.

Accounts Receivable, Net

Accounts receivable, net, consists of the following:

December 31	2010	2009
Accounts receivable	$1,596	$1,369
Less allowance for doubtful accounts	(49)	(16)

	$1,547	$1,353

Inventories, Net

Inventories, net, consist of the following:

December 31	2010	2009
Finished goods	$386	$341
Work-in-process and production materials	292	208

	678	549
Less inventory reserves	(157)	(140)

	$521	$409

Other Current Assets

Other current assets consist of the following:

	$1,012	$1,012
December 31	2010	2009
Costs and earnings in excess of billings	$291	$257
Contract-related deferred costs	160	123
Tax-related refunds receivable	116	100
Other	181	225

	$748	$705

Property, Plant and Equipment, Net

Property, plant and equipment, net, consists of the following:

December 31	2010	2009
Land	$71	$78
Building	804	852
Machinery and equipment	2,094	1,881

	2,969	2,811
Less accumulated depreciation	(2,047)	(1,799)

	$922	$1,012

Depreciation expense for the years ended December 31, 2010, 2009 and 2008 was  $139 million,  $170 million and  $176 million, respectively.

Other Assets

Other assets consist of the following:

	$1,012	$1,012
December 31	2010	2009
Long-term receivables, net of allowances of $1 and $7	$251	$102
Intangible assets, net of accumulated amortization of $947 and $757	246	453
Other	237	294

	$734	$849

Accrued Liabilities

Accrued liabilities consist of the following:

	$1,012	$1,012
December 31	2010	2009
Deferred revenue	$746	$556
Compensation	558	376
Billings in excess of costs and earnings	226	253
Tax liabilities	179	192
Customer reserves	117	97
Other	748	795

	$2,574	$2,269

Other Liabilities

Other liabilities consist of the following:

December 31	2010	2009
Defined benefit plans, including split dollar life insurance policies	$2,113	$2,386
Postretirement health care benefits plan	277	287
Deferred revenue	272	274
Unrecognized tax benefits	70	170
Other	313	373

	$3,045	$3,490

Stockholders' Equity Information

Share Repurchase Program: During the years ended December 31, 2010 and 2009, the Company did not repurchase any of its common shares. During the year ended December 31, 2008, the Company repurchased 1.3 million of its common shares at an aggregate cost of  $138 million, or an average cost of  $107.24 per share, all of which were repurchased during the three months ended March 29, 2008. These amounts give effect to the Reverse Stock Split, which occurred on January 4, 2011.

The repurchase of common shares took place under programs approved by the Board of Directors, authorizing the Company to repurchase an aggregate amount of up to  $7.5 billion of its outstanding shares of common stock over a period of time. This authorization expired in June 2009 and was not renewed. The Company has not repurchased any shares since the first quarter of 2008. All repurchased shares have been retired.

Payment of Dividends: During the year ended December 31, 2010, the Company did not pay cash dividends to holders of its common stock. During the year ended December 31, 2009, the Company paid  $114 million in cash dividends to holders of its common stock, all of which was paid during the first quarter of 2009, related to the payment of a dividend declared in November 2008. In February 2009, the Company announced that its Board of Directors suspended the declaration of quarterly cash dividends on the Company's common stock.

Par Value Change: On May 4, 2009, the Company's stockholders approved a change in the par value of Motorola Solutions common stock from  $3.00 per share to  $.01 per share. The change did not have an impact on the amount of the Company's Total stockholders' equity, but it did result in a reclassification of  $6.9 billion between Common stock and Additional paid-in capital.

Motorola Mobility Distribution: On January 4, 2011, the distribution of Motorola Mobility from Motorola Solutions was completed. On January 4, 2011, the stockholders of record as of the close of business on December 21, 2010 received one (1) share of Motorola Mobility common stock for each eight (8) shares of Motorola, Inc. common stock held as of the Record Date. The Distribution was completed pursuant to an Amended and Restated Master Separation and Distribution Agreement, effective as of July 31, 2010, among Motorola, Inc., Motorola Mobility Holdings and Motorola Mobility, Inc.

Reverse Stock Split: On November 30, 2010, the Company announced the timing and details regarding the Distribution and the approval of a reverse stock split at a ratio of 1-for-7. Immediately following the Distribution of Motorola Mobility common stock, the Company completed a 1-for-7 reverse stock split. All consolidated per share information presented gives effect to the Reverse Stock Split.

Debt and Credit Facilities	12 Months Ended
Dec. 31, 2010
Debt and Credit Facilities
Debt and Credit Facilities
4.	Debt and Credit Facilities

Long-Term Debt

December 31	2010	2009
7.625% notes due 2010	$—	$527
8.0% notes due 2011	600	600
5.375% senior notes due 2012	400	400
6.0% senior notes due 2017	399	399
6.5% debentures due 2025	313	377
7.5% debentures due 2025	346	346
6.5% debentures due 2028	209	283
6.625% senior notes due 2037	224	444
5.22% debentures due 2097	89	196
Other long-term debt	53	107

	2,633	3,679
Adjustments, primarily unamortized gains on interest rate swap terminations	70	110
Less: current portion	(605)	(531)

Long-term debt	$2,098	$3,258

Other Short-Term Debt

December 31	2010	2009
Notes to banks	$—	$5
Add: current portion of long-term debt	605	531

Notes payable and current portion of long-term debt	$605	$536

Weighted average interest rates on short-term borrowings throughout the year	3.1%	3.1%

In November 2010, the Company repaid, at maturity, the entire  $527 million aggregate principal amount outstanding of its 7.625% Notes due November 15, 2010. During the year ended December 31, 2010, the Company repurchased approximately  $500 million of its outstanding long-term debt for a purchase price of  $477 million, excluding approximately  $5 million of accrued interest, all of which occurred during the three months ended July 3, 2010. The  $500 million of long-term debt repurchased included principal amounts of: (i)  $65 million of the  $379 million then outstanding of the 6.50% Debentures due 2025 (the "2025 Debentures"), (ii)  $75 million of the  $286 million then outstanding of the 6.50% Debentures due 2028 (the "2028 Debentures"), (iii)  $222 million of the  $446 million then outstanding of the 6.625% Senior Notes due 2037 (the "2037 Senior Notes"), and (iv)  $138 million of the  $252 million then outstanding of the 5.22% Debentures due 2097. After accelerating the amortization of debt issuance costs and debt discounts, the Company recognized a loss of approximately  $12 million related to this debt tender in Other within Other income (expense) in the consolidated statements of operations.

During the year ended December 31, 2009, the Company repurchased  $199 million of its outstanding long-term debt for an aggregate purchase price of  $133 million, including  $4 million of accrued interest, all of which occurred during the three months ended April 4, 2009. The  $199 million of long-term debt repurchased included principal amounts of: (i)  $11 million of the  $358 million then outstanding of the 7.50% Debentures due 2025, (ii)  $20 million of the  $399 million then outstanding 2025 Debentures, (iii)  $14 million of the  $299 million then outstanding 2028 Debentures, and (iv)  $154 million of the  $600 million then outstanding 2037 Senior Notes. The Company recognized a gain of approximately  $67 million related to these open market purchases in Other within Other income (expense) in the consolidated statements of operations.

Aggregate requirements for long-term debt maturities during the next five years are as follows: 2011— $605 million; 2012— $405 million; 2013— $5 million; 2014— $4 million; and 2015— $4 million.

Credit Facilities

The Company had a domestic syndicated revolving credit facility (as amended from time to time, the "Credit Facility"), scheduled to mature in December 2011. The size of the Credit Facility was the lesser of: (1)  $1.5 billion, or (2) an amount determined based on eligible domestic accounts receivable and inventory. If the Company elected to borrow under the Credit Facility, only then and not before, it would be required to pledge its domestic accounts receivables and, at its option, domestic inventory. The Credit Facility did not require the Company to meet any financial covenants unless remaining availability under the Credit Facility was less than  $225 million. As of and during the year ended December 31, 2010, there were no outstanding borrowings under this Credit Facility.

At December 31, 2010, the commitment fee assessed against the daily average unused amount was 75 basis points.

On January 4, 2011, the Company terminated the Credit Facility and entered into a new  $1.5 billion unsecured syndicated revolving credit facility (the "2011 Motorola Solutions Credit Agreement") that is scheduled to expire on June 30, 2014. The 2011 Motorola Solutions Credit Agreement includes a provision pursuant to which the Company can increase the aggregate credit facility size up to a maximum of  $2.0 billion by adding lenders or having existing lenders increase their commitments. The Company must comply with certain customary covenants, including maintaining maximum leverage and minimum interest coverage ratios as defined in the 2011 Motorola Solutions Credit Agreement. The Company has no outstanding borrowings under the 2011 Motorola Solutions Credit Agreement.

Risk Management	12 Months Ended
Dec. 31, 2010
Risk Management
Risk Management
5.	Risk Management

Derivative Financial Instruments

Foreign Currency Risk

The Company uses financial instruments to reduce its overall exposure to the effects of currency fluctuations on cash flows. The Company's policy prohibits speculation in financial instruments for profit on exchange rate price fluctuations, trading in currencies for which there are no underlying exposures, or entering into transactions for any currency to intentionally increase the underlying exposure. Instruments that are designated as part of a hedging relationship must be effective at reducing the risk associated with the exposure being hedged and are designated as part of a hedging relationship at the inception of the contract. Accordingly, changes in the market values of hedge instruments must be highly correlated with changes in market values of the underlying hedged items both at the inception of the hedge and over the life of the hedge contract.

The Company's strategy related to foreign exchange exposure management is to offset the gains or losses on the financial instruments against losses or gains on the underlying operational cash flows or investments based on the segments' assessment of risk. The Company enters into derivative contracts for some of the Company's non-functional currency receivables and payables, which are primarily denominated in major currencies that can be traded on open markets. The Company typically uses forward contracts and options to hedge these currency exposures. In addition, the Company enters into derivative contracts for some forecasted transactions, which are designated as part of a hedging relationship if it is determined that the transaction qualifies for hedge accounting under the provisions of the authoritative accounting guidance for derivative instruments and hedging activities. A portion of the Company's exposure is from currencies that are not traded in liquid markets and these are addressed, to the extent reasonably possible, by managing net asset positions, product pricing and component sourcing.

The Company had outstanding foreign exchange notional contracts totaling  $1.5 billion at December 31, 2010, compared to  $1.7 billion at December 31, 2009, (of which  $520 million and  $560 million, respectively, was related to discontinued operations). Management believes that these financial instruments should not subject the Company to undue risk due to foreign exchange movements because gains and losses on these contracts should generally offset losses and gains on the underlying assets, liabilities and transactions, except for the ineffective portion of the instruments, which are charged to Other within Other income (expense) in the Company's consolidated statements of operations.

The following table shows the five largest net notional amounts of the positions to buy or sell foreign currency as of December 31, 2010 and the corresponding positions as of December 31, 2009:

	Notional Amount
Net Buy (Sell) by Currency	December 31, 2010	December 31, 2009
Chinese Renminbi	$(423)	$(297)
Euro	(195)	(350)
Brazilian Real	(43)	(35)
Malaysian Ringgit	64	16
British Pound	187	143

For the year ended December 31, 2010, income representing the ineffective portions of changes in the fair value of cash flow hedge positions was  $1 million compared to de minimus income for the year ended December 31, 2009 and expense of  $2 million for the year ended December 31, 2008. These amounts are included in Other within Other income (expense) in the Company's consolidated statements of operations. The above amounts include the change in the fair value of derivative contracts related to the changes in the difference between the spot price and the forward price. These amounts are excluded from the measure of effectiveness. Expense (income) related to cash flow hedges that were discontinued for the years ended December 31, 2010, 2009 and 2008 are included in the amounts noted above.

During the years ended December 31, 2010, 2009 and 2008, on a pre-tax basis, income (expense) of  $1 million,  $(1) million and  $(2) million, respectively, was reclassified from equity to earnings in the Company's consolidated statements of operations.

At December 31, 2010, the maximum term of derivative instruments that hedge forecasted transactions was 12 months. The weighted average duration of the Company's derivative instruments that hedge forecasted transactions was six months.

Interest Rate Risk

At December 31, 2010, the Company has  $2.7 billion of long-term debt, including the current portion of long-term debt, which is primarily priced at long-term, fixed interest rates.

As part of its liability management program, one of the Company's European subsidiaries has an outstanding interest rate agreement ("Interest Agreement") relating to a Euro-denominated loan. The interest on the Euro-denominated loan is variable. The Interest Agreement changes the characteristics of interest rate payments from variable to maximum fixed-rate payments. The Interest Agreement is not accounted for as a part of a hedging relationship and, accordingly, the changes in the fair value of the Interest Agreement is included in Other income (expense) in the Company's consolidated statements of operations. The weighted average fixed rate payment on the Interest Agreement was 5.18%. At December 31, 2010 and 2009, the fair value of the Interest Agreement put the Company in a liability position of  $3 million and  $4 million, respectively.

Counterparty Risk

The use of derivative financial instruments exposes the Company to counterparty credit risk in the event of nonperformance by counterparties. However, the Company's risk is limited to the fair value of the instruments when the derivative is in an asset position. The Company actively monitors its exposure to credit risk. At present time, all of the counterparties have investment grade credit ratings. The Company is not exposed to material credit risk with any single counterparty. As of December 31, 2010, the Company was exposed to an aggregate credit risk of approximately  $2 million with all counterparties.

The following tables summarize the fair values and location in the consolidated balance sheets of all derivative financial instruments held by the Company, including amounts included in held for disposition, at December 31, 2010 and 2009:

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2010	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1	Other assets	$—	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	4	Other assets	15	Other liabilities
Interest agreement contracts	—	Other assets	3	Other liabilities

Total derivatives not designated as hedging instruments	4		18

Total derivatives	$5		$18

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2009	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$5	Other assets	$1	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	10	Other assets	16	Other liabilities
Interest agreement contracts	—	Other assets	4	Other liabilities

Total derivatives not designated as hedging instruments	10		20

Total derivatives	$15		$21

The following table summarizes the effect of derivative instruments in our consolidated statements of operations, including amounts related to discontinued operations, for the year ended December 31, 2010 and 2009:

	December 31,		Statement of Operations Location
Gain (Loss) on Derivative Instruments	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts	(16)	(16)	Other income (expense)
Foreign exchange contracts	(33)	(166)	Other income (expense)

Total derivatives not designated as hedging instruments	$(49)	$(182)

The following table summarizes the gains and losses recognized in the consolidated financial statements, including amounts related to discontinued operations, for the years ended December 31, 2010 and 2009:

	December 31,		Financial Statement
Foreign Exchange Contracts	2010	2009	Location
Derivatives in cash flow hedging relationships:
Gain/(Loss) recognized in Accumulated other comprehensive loss (effective portion)	$(9)	$—	Accumulated other comprehensive loss
Loss reclassified from Accumulated other comprehensive loss into Net earnings (loss) (effective portion)	(6)	(18)	Cost of sales/Sales
Gain (loss) recognized in Net earnings (loss) on derivative (ineffective portion and amount excluded from effectiveness testing)	1	—	Other income (expense)

Stockholders' Equity

Derivative instruments activity, net of tax, included in Accumulated other comprehensive income (loss) within the consolidated statements of stockholders' equity for the years ended December 31, 2010, 2009 and 2008 is as follows:

	2010	2009	2008
Balance at January 1	$2	$(7)	$—
Increase (decrease) in fair value	3	21	(9)
Reclassifications to earnings, net of tax	(5)	(12)	2

Balance at December 31	$—	$2	$(7)

Income Taxes	12 Months Ended
Dec. 31, 2010
Income Taxes
Income Taxes
6.	Income Taxes

Components of earnings (loss) from continuing operations before income taxes are as follows:

Years Ended December 31	2010	2009	2008
United States	$402	$377	$(1,440)
Other nations	289	260	443

	$691	$637	$(997)

Components of income tax expense (benefit) are as follows:

Years Ended December 31	2010	2009	2008
United States	$(45)	$66	$(453)
Other nations	183	78	348
States (U.S.)	74	6	(5)

Current income tax expense (benefit)	212	150	(110)

United States	385	(38)	2,559
Other nations	(55)	103	42
States (U.S.)	(127)	(24)	(10)

Deferred income tax expense	203	41	2,591

Total income tax expense	$415	$191	$2,481

Deferred tax charges that were recorded within Accumulated other comprehensive income (loss) in the Company's consolidated balance sheets resulted from retirement benefit adjustments, currency translation adjustments, net gains (losses) on derivative instruments and fair value adjustments to available-for-sale securities. The adjustments were  $41 million,  $(26) million and  $(738) million for the years ended December 31, 2010, 2009 and 2008, respectively.

The Company evaluates its permanent reinvestment assertions with respect to foreign earnings at each reporting period and, except for certain earnings that the Company intends to reinvest indefinitely due to the capital requirements of the foreign subsidiaries or due to local country restrictions, accrues for the U.S. federal income taxes applicable to the foreign earnings. Undistributed foreign earnings that the Company intends to reinvest indefinitely, and for which no U.S. federal income taxes have been provided, aggregate to  $1.3 billion,  $2.4 billion and  $2.9 billion at December 31, 2010, 2009 and 2008, respectively. The portion of earnings not reinvested indefinitely may be distributed without an additional U.S. federal income tax charge given the U.S. federal tax accrued on undistributed earnings and the utilization of available foreign tax credits. In 2010, the Company recognized deferred income tax expense of  $287 million related to undistributed foreign earnings; including a charge for certain prior foreign earnings the Company concluded are no longer considered to be permanently reinvested and for a reduction of the invested capital of certain of its foreign subsidiaries. The capital reduction is part of the Company's plan to realign its investment in foreign subsidiaries and is pending approval by certain governmental agencies.

In the first quarter of 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 were signed into law, which eliminated the favorable income tax treatment of Medicare Part D Subsidy receipts effective for tax years starting in 2013. As a result of the tax law change, the Company recorded an  $18 million non-cash tax charge to reduce its deferred tax asset associated with Medicare Part D subsidies currently estimated to be received after 2012.

Differences between income tax expense (benefit) computed at the U.S. federal statutory tax rate of 35% and income tax expense (benefit) as reflected in the Consolidated Statements of Operations are as follows:

Years Ended December 31	2010	2009	2008
Income tax expense (benefit) at statutory rate	$242	$223	$(349)
Taxes on non-U.S. earnings	(11)	(22)	40
State income taxes	(34)	(11)	(10)
Valuation allowances	(18)	(28)	2,321
Goodwill impairment	—	—	555
Tax on undistributed non-U.S. earnings	287	45	15
Other provisions	(44)	(6)	(91)
Research credits	(6)	(6)	(1)
Tax law changes	18	—	—
Section 199 deduction	(20)	(7)	—
Other	1	3	1

	$415	$191	$2,481

Gross deferred tax assets were  $5.7 billion and  $8.3 billion at December 31, 2010 and 2009, respectively. Deferred tax assets, net of valuation allowances, were  $5.2 billion and  $6.4 billion at December 31, 2010 and 2009, respectively. Gross deferred tax liabilities were  $2.4 billion and  $3.2 billion at December 31, 2010 and 2009, respectively.

Significant components of deferred tax assets (liabilities) are as follows:

December 31	2010	2009
Inventory	$114	$117
Accrued liabilities and allowances	231	247
Employee benefits	1,083	1,336
Capitalized items	386	426
Tax basis differences on investments	40	63
Depreciation tax basis differences on fixed assets	66	19
Undistributed non-U.S. earnings	(481)	(235)
Tax carryforwards	1,617	2,881
Business reorganization	24	30
Warranty and customer reserves	56	85
Deferred revenue and costs	242	166
Valuation allowances	(508)	(1,893)
Deferred charges	37	51
Other	(118)	(12)

	$2,789	$3,281

The Company accounts for income taxes by recognizing deferred tax assets and liabilities using enacted tax rates for the effect of the temporary differences between the book and tax basis of recorded assets and liabilities. The Company makes estimates and judgments with regard to the calculation of certain income tax assets and liabilities. Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more-likely-than-not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified.

The Company evaluates deferred income taxes on a quarterly basis to determine if a valuation allowance is required by considering available evidence, including historical and projected taxable income and tax planning strategies that are both prudent and feasible. As of December 31, 2010, the Company's U.S. operations had generated cumulative pre-tax losses over the most recent three year period as a result of the pre-tax losses of Motorola Mobility. Because of the losses at Motorola Mobility, the Company believes that the weight of negative historical evidence precludes it from considering any forecasted income from the Motorola Mobility in its analysis of the recoverability of deferred tax assets. However, based on the sustained profits of other businesses, the Company believes that the weight of positive historical evidence allows it to include forecasted income from the other businesses in its analysis of the recoverability of its deferred tax assets. The Company also considered in its analysis tax planning strategies that are prudent and can be reasonably implemented. During 2008, the Company recorded a partial valuation allowance of  $2.1 billion against a portion of its U.S. tax carryforwards that were more likely than not to expire. During 2009, the Company increased its U.S. valuation allowance by  $90 million, primarily relating to capital losses realized from the disposition of a subsidiary, which is accounted for as part of discontinued operations, offset by a decrease in the valuation allowance for refundable general business credits. During 2010, the U.S. valuation allowance was reduced by  $39 million, primarily related to certain of the Company's state tax carryforwards that the Company expects to utilize.

At December 31, 2010 and 2009, the Company had valuation allowances of  $508 million and  $1.9 billion, respectively, against its deferred tax assets, including  $187 million and  $253 million, respectively, relating to deferred tax assets for non-U.S. subsidiaries. The Company's valuation allowances for its non-U.S. subsidiaries had a net decrease of  $66 million during 2010. The decrease is primarily caused by exchange rate variances and adjustments to the valuation allowance based on current year activity. The U.S. valuation allowance relates primarily to tax carryforwards, including foreign tax credits, general business credits and tax carryforwards of acquired businesses which have limitations upon their use, state tax carryforwards and future capital losses related to certain investments. The Company believes that the remaining deferred tax assets are more-likely-than-not to be realizable based on estimates of future taxable income and the implementation of tax planning strategies.

Tax carryforwards are as follows:

December 31, 2010	Gross Tax Loss	Tax Effected	Expiration Period
United States:
U.S. tax losses	$131	$46	2018-2027
Foreign tax credits	n/a	843	2017-2019
General business credits	n/a	277	2021-2030
Minimum tax credits	n/a	109	Unlimited
State tax losses	1,676	51	2011-2030
State tax credits	n/a	21	2011-2025
Non-U.S. Subsidiaries:
China tax losses	208	52	2012-2015
Japan tax losses	79	32	2015-2017
United Kingdom tax losses	55	15	Unlimited
Germany tax losses	252	72	Unlimited
Singapore tax losses	101	17	Unlimited
Other subsidiaries tax losses	40	10	Various
Spain tax credits	n/a	29	2018-2022
Other subsidiaries tax credits	n/a	43	Various

		$1,617

The Company had unrecognized tax benefits of  $198 million and  $417 million at December 31, 2010 and December 31, 2009, respectively, of which approximately  $20 million and  $50 million, respectively, if recognized, would affect the effective tax rate, net of resulting changes to valuation allowances.

A roll-forward of unrecognized tax benefits is as follows:

	2010	2009
Balance at January 1	$417	$858
Additions based on tax positions related to current year	25	27
Additions for tax positions of prior years	59	53
Reductions for tax positions of prior years	(157)	(96)
Settlements	(142)	(423)
Lapse of statute of limitations	(4)	(2)

Balance at December 31	$198	$417

During 2010, the Company recorded  $157 million of tax benefits related to reductions in unrecognized tax benefits relating to facts that indicate the extent to which certain tax positions are more-likely-than-not of being sustained. Additionally, the Company reduced its unrecognized tax benefits by  $142 million for settlements with tax authorities, of which  $45 million resulted in cash tax payments and the remainder of which reduced tax carryforwards and other deferred tax assets.

During 2010, the Internal Revenue Service concluded its audit of Symbol Technologies, Inc.'s 2004 through January 9, 2007 pre-acquisition tax years and Motorola Solutions' 2004 through 2007 tax years. The IRS is currently examining the Company's 2008 and 2009 tax years. The Company also has several state and non-U.S. audits pending. A summary of open tax years by major jurisdiction is presented below:

Jurisdiction	Tax Years
United States	2007—2010
China	2001—2010
France	2004—2010
Germany	2008—2010
India	1996—2010
Israel	2007—2010
Japan	2004—2010
Malaysia	1998—2010
Singapore	1999—2010
United Kingdom	2004—2010

Although the final resolution of the Company's global tax disputes is uncertain, based on current information, in the opinion of the Company's management, the ultimate disposition of these matters does not expect to have a material adverse effect on the Company's consolidated financial position, liquidity or results of operations. However, an unfavorable resolution of the Company's global tax disputes could have a material adverse effect on the Company's consolidated results of operations in the periods in which the matters are ultimately resolved.

Based on the potential outcome of the Company's global tax examinations or the expiration of the statute of limitations for specific jurisdictions, it is reasonably possible that the unrecognized tax benefits will change within the next 12 months. The associated net tax impact on the effective tax rate, exclusive of valuation allowance changes, is estimated to be in the range of a  $50 million tax charge to a  $75 million tax benefit, with cash payments in the range of  $0 to  $100 million.

At December 31, 2010, the Company had  $25 million and  $20 million accrued for interest and penalties, respectively, on unrecognized tax benefits. At December 31, 2009, the Company had  $25 million and  $15 million accrued for interest and penalties, respectively, on unrecognized tax benefits.

Retirement Benefits	12 Months Ended
Dec. 31, 2010
Retirement Benefits
Retirement Benefits
7.	Retirement Benefits

Pension Benefit Plans

The Company's noncontributory pension plan (the "Regular Pension Plan") covers U.S. employees who became eligible after one year of service. The benefit formula is dependent upon employee earnings and years of service. Effective January 1, 2005, newly-hired employees were not eligible to participate in the Regular Pension Plan. The Company also provides defined benefit plans which cover non-U.S. employees in certain jurisdictions, principally the United Kingdom, Germany, Japan and Korea (the "Non-U.S. Plans"). Other pension plans are not material to the Company either individually or in the aggregate.

The Company has a noncontributory supplemental retirement benefit plan (the "Officers' Plan") for its officers elected prior to December 31, 1999. The Officers' Plan contains provisions for vesting and funding the participants' expected retirement benefits when the participants meet the minimum age and years of service requirements. Elected officers who were not yet vested in the Officers' Plan as of December 31, 1999 had the option to remain in the Officers' Plan or elect to have their benefit bought out in restricted stock units. Effective December 31, 1999, newly elected officers are not eligible to participate in the Officers' Plan. Effective June 30, 2005, salaries were frozen for this plan.

The Company has an additional noncontributory supplemental retirement benefit plan, the Motorola Supplemental Pension Plan ("MSPP"), which provides supplemental benefits to individuals by replacing the Regular Pension Plan benefits that are lost by such individuals under the retirement formula due to application of the limitations imposed by the Internal Revenue Code. However, elected officers who are covered under the Officers' Plan or who participated in the restricted stock buy-out are not eligible to participate in MSPP. Effective January 1, 2007, eligible compensation was capped at the IRS limit plus  $175,000 (the "Cap") or, for those already in excess of the Cap as of January 1, 2007, the eligible compensation used to compute such employee's MSPP benefit for all future years will be the greater of: (i) such employee's eligible compensation as of January 1, 2007 (frozen at that amount), or (ii) the relevant Cap for the given year. Additionally, effective January 1, 2009, the MSPP was closed to new participants unless such participation was required under a prior contractual entitlement.

In February 2007, the Company amended the Regular Pension Plan and the MSPP, modifying the definition of average earnings. For the years ended prior to December 31, 2007, benefits were calculated using the rolling average of the highest annual earnings in any five years within the previous ten calendar year period. Beginning in January 2008, the benefit calculation was based on the set of the five highest years of earnings within the ten calendar years prior to December 31, 2007, averaged with earnings from each year after 2007. In addition, effective January 2008, the Company amended the Regular Pension Plan, modifying the vesting period from five years to three years.

In December 2008, the Company amended the Regular Pension Plan, the Officers' Plan and the MSPP. Effective March 1, 2009, (i) no participant shall accrue any benefit or additional benefit on and after March 1, 2009, and (ii) no compensation increases earned by a participant on and after March 1, 2009 shall be used to compute any accrued benefit. Additionally, no service performed on and after March 1, 2009, shall be considered service for any purpose under the MSPP. The Company recognized a  $237 million curtailment gain associated with this plan amendment in 2008.

The net periodic pension cost (benefit) for the Regular Pension Plan, Officers' Plan and MSPP and Non-U.S. plans was as follows:

Regular Pension Plan

Years Ended December 31	2010	2009	2008
Service cost	$—	$14	$98
Interest cost	341	336	323
Expected return on plan assets	(377)	(380)	(391)
Amortization of:
Unrecognized net loss	148	78	52
Unrecognized prior service cost	—	—	(31)
Curtailment gain	—	—	(232)

Net periodic pension cost (benefit)	$112	$48	( $181)

Officers' Plan and MSPP

Years Ended December 31	2010	2009	2008
Service cost	$—	$—	$3
Interest cost	3	6	7
Expected return on plan assets	(1)	(2)	(2)
Amortization of:
Unrecognized net loss	3	3	1
Unrecognized prior service cost	—	—	(1)
Curtailment gain	—	—	(5)
Settlement loss	2	17	5

Net periodic pension cost	$7	$24	$8

Non-U.S. Plans

Years Ended December 31	2010	2009	2008
Service cost	$24	$26	$34
Interest cost	84	77	87
Expected return on plan assets	(81)	(69)	(84)
Amortization of:
Unrecognized net loss	19	7	1
Unrecognized prior service cost	(4)	1	1
Settlement/curtailment gain	(4)	(1)	(7)

Net periodic pension cost	$38	$41	$32

The status of the Company's plans is as follows:

	2010			2009
	Regular	Officers' and MSPP	Non U.S.	Regular	Officers' and MSPP	Non U.S.
Change in benefit obligation:
Benefit obligation at January 1	$5,821	$52	$1,576	$5,110	$116	$1,221
Service cost	—	—	24	14	—	26
Interest cost	341	3	84	336	6	77
Plan amendments	—	—	(115)	—	—	2
Settlement/curtailment	—	—	2	—	—	(7)
Actuarial (gain) loss	173	4	54	592	(20)	214
Foreign exchange valuation adjustment	—	—	(71)	—	—	87
Employee contributions	—	—	5	—	—	6
Tax payments	—	(3)	—	—	(1)	—
Benefit payments	(206)	(12)	(54)	(231)	(49)	(50)

Benefit obligation at December 31	6,129	44	1,505	5,821	52	1,576

Change in plan assets:
Fair value at January 1	3,898	17	1,147	3,295	56	957
Return on plan assets	466	1	124	754	1	123
Company contributions	150	7	47	80	10	39
Employee contributions	—	—	5	—	—	6
Foreign exchange valuation adjustment	—	—	(43)	—	—	72
Tax payments from plan assets	—	(1)	—	—	(1)	—
Benefit payments from plan assets	(206)	(12)	(54)	(231)	(49)	(50)

Fair value at December 31	4,308	12	1,226	3,898	17	1,147

Funded status of the plan	(1,821)	(32)	(279)	(1,923)	(35)	(429)
Unrecognized net loss	2,799	11	323	2,863	13	342
Unrecognized prior service cost	—	—	(99)	—	—	6

Prepaid (accrued) pension cost	$978	$(21)	$(55)	$940	$(22)	$(81)

Components of prepaid (accrued) pension cost:
Non-current benefit liability	$(1,821)	$(32)	$(279)	$(1,923)	$(35)	$(429)
Deferred income taxes	1,033	4	35	1,062	6	24
Accumulated other comprehensive income (loss)	1,766	7	189	1,801	7	324

Prepaid (accrued) pension cost	$978	$(21)	$(55)	$940	$(22)	$(81)

It is estimated that the net periodic cost for 2011 will include amortization of the unrecognized net loss and prior service costs for the Regular Plan, Officers' and MSPP Plans, and Non-U.S. Plans, currently included in Accumulated other comprehensive loss, of  $187 million,  $2 million, and  $4 million, respectively.

The Company uses a five-year, market-related asset value method of amortizing asset-related gains and losses. Prior service costs are being amortized over periods ranging from 10 to 12 years. Benefits under all pension plans are valued based upon the projected unit credit cost method.

During March of 2010, the Company recognized a curtailment gain in one of its Non-U.S. plans resulting in a reduction of the amounts recognized in Accumulated other comprehensive loss of  $22 million. No gain or loss was recognized in the Company's consolidated statement of operations as a result of the curtailment.

In August 2010, the Company created separate Non-U.S. plans in certain locations, pursuant to the Company's separation into two independent, publicly traded companies. The portion of existing pension assets and benefit obligations relating to employees covered by the newly-created plans were transferred to those plans. Prior to this transfer the pension assets and benefit obligations were remeasured resulting in an adjustment to Accumulated other comprehensive loss of  $28 million, net of taxes of  $13 million.

As a result of the Company's separation into two independent, publicly traded companies, during the three months ended December 31, 2010, the Company recognized a curtailment gain in one of its Non-U.S. plans, resulting in the recognition of a gain in the Company's consolidated statement of operations of  $4 million. During the same period, as a result of legislative changes that were finalized in December 2010, the Company changed the index used to estimate cost of living increases. As a result, the Company recorded a  $55 million gain in Accumulated other comprehensive loss, net of tax. No gain or loss was recognized in the Company's consolidated statement of operations as a result of the amendment.

Certain actuarial assumptions such as the discount rate and the long-term rate of return on plan assets have a significant effect on the amounts reported for net periodic cost and benefit obligation. The assumed discount rates reflect the prevailing market rates of a universe of high-quality, non-callable, corporate bonds currently available that, if the obligation were settled at the measurement date, would provide the necessary future cash flows to pay the benefit obligation when due. The long-term rates of return on plan assets represents an estimate of long-term returns on an investment portfolio consisting of a mixture of equities, fixed income, cash and other investments similar to the actual investment mix. In determining the long-term return on plan assets, the Company considers long-term rates of return on the asset classes (both historical and forecasted) in which the Company expects the plan funds to be invested.

Weighted average actuarial assumptions used to determine costs for the plans were as follows:

	2010		2009
December 31	U.S.	Non U.S.	U.S.	Non U.S.
Discount rate	6.00%	5.39%	6.75%	6.23%
Investment return assumption (Regular Plan)	8.25%	6.86%	8.25%	6.86%
Investment return assumption (Officers' Plan)	6.00%	N/A	6.00%	N/A

Weighted average actuarial assumptions used to determine benefit obligations for the plans were as follows:

	2010		2009
December 31	U.S.	Non U.S.	U.S.	Non U.S.
Discount rate	5.75%	5.07%	6.00%	5.46%
Future compensation increase rate (Regular Plan)	0.00%	2.61%	0.00%	4.28%
Future compensation increase rate (Officers' Plan)	0.00%	N/A	0.00%	N/A

The accumulated benefit obligations for the plans were as follows:

	2010			2009
December 31	Regular	Officers' and MSPP	Non U.S.	Regular	Officers' and MSPP	Non U.S.
Accumulated benefit obligation	$6,129	$44	$1,482	$5,821	$52	$1,527

The Company has adopted a pension investment policy designed to meet or exceed the expected rate of return on plan assets assumption. To achieve this, the pension plans retain professional investment managers that invest plan assets in equity and fixed income securities and cash. In addition, some plans invest in insurance contracts. The Company's measurement date of its plan assets and obligations is December 31. The Company has the following target mixes for these asset classes, which are readjusted periodically, when an asset class weighting deviates from the target mix, with the goal of achieving the required return at a reasonable risk level:

	Target Mix
Asset Category	2010	2009
Equity securities	63%	63%
Fixed income securities	35%	35%
Cash and other investments	2%	2%

The weighted-average pension plan asset allocation by asset categories:

	Actual Mix
December 31	2010	2009
Equity securities	66%	65%
Fixed income securities	32%	32%
Cash and other investments	2%	3%

Within the equity securities asset class, the investment policy provides for investments in a broad range of publicly-traded securities including both domestic and international stocks. Within the fixed income securities asset class, the investment policy provides for investments in a broad range of publicly-traded debt securities ranging from U.S. Treasury issues, corporate debt securities, mortgage and asset-backed securities, as well as international debt securities. In the cash and other investments asset class, investments may be in cash, cash equivalents or insurance contracts.

The Company expects to make cash contributions of approximately  $240 million to its U.S. pension plans and approximately  $40 million to its non-U.S. pension plans in 2011.

The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year	Regular	Officer's and MSPP	Non U.S.
2011	$250	$8	$52
2012	261	2	54
2013	272	5	56
2014	310	2	58
2015	319	2	61
2016-2020	1,803	19	341

Postretirement Health Care Benefits Plan

Certain health care benefits are available to eligible domestic employees meeting certain age and service requirements upon termination of employment (the "Postretirement Health Care Benefits Plan"). For eligible employees hired prior to January 1, 2002, the Company offsets a portion of the postretirement medical costs to the retired participant. As of January 1, 2005, the Postretirement Health Care Benefits Plan has been closed to new participants. The benefit obligation and plan assets for the Postretirement Health Care Benefits Plan have been measured as of December 31, 2010.

The assumptions used were as follows:

December 31	2010	2009
Discount rate for obligations	5.25%	5.75%
Investment return assumptions	8.25%	8.25%

Net Postretirement Health Care Benefits Plan expenses were as follows:

Years Ended December 31	2010	2009	2008
Service cost	$6	$6	$6
Interest cost	23	27	26
Expected return on plan assets	(16)	(18)	(20)
Amortization of:
Unrecognized net loss	7	7	5
Unrecognized prior service cost	(2)	(2)	(2)

Net postretirement health care expense	$18	$20	$15

The funded status of the plan is as follows:

	2010	2009
Change in benefit obligation:
Benefit obligation at January 1	$461	$429
Service cost	6	6
Interest cost	23	27
Actuarial (gain) loss	(17)	32
Benefit payments	(26)	(33)

Benefit obligation at December 31	447	461

Change in plan assets:
Fair value at January 1	174	168
Return on plan assets	20	35
Company contributions	—	—
Benefit payments made with plan assets	(24)	(29)

Fair value at December 31	170	174

Funded status of the plan	(277)	(287)
Unrecognized net loss	204	231
Unrecognized prior service cost	(1)	(3)

Accrued postretirement health care cost	$(74)	$(59)

Components of accrued postretirement health care cost:

Years Ended December 31	2010	2009
Non-current liability	$(277)	$(287)
Tax impact of Medicare Part D subsidy law change	18	—
Deferred income taxes	72	101
Accumulated other comprehensive income	113	127

Accrued postretirement health care cost	$(74)	$(59)

During the first quarter of 2010, the Patient Protection and Affordable Care Act and the Health Care and Education Reconciliation Act of 2010 were signed into law, which eliminated the favorable income tax treatment of Medicare Part D Subsidy receipts effective for tax years starting in 2013. As a result of the tax law change, the Company recorded an  $18 million non-cash tax charge to reduce its deferred tax asset associated with Medicare Part D subsidies currently estimated to be received after 2012.

It is estimated that the net periodic cost for the Postretirement Health Care Benefits Plan in 2011 will include amortization of the unrecognized net loss and prior service costs, currently included in Accumulated other comprehensive loss, of  $11 million.

The Company has adopted an investment policy for plan assets designed to meet or exceed the expected rate of return on plan assets assumption. To achieve this, the plan retains professional investment managers that invest plan assets in equity and fixed income securities and cash. The Company uses long-term historical actual return experience with consideration of the expected investment mix of the plans' assets, as well as future estimates of long-term investment returns, to develop its expected rate of return assumption used in calculating the net periodic cost and the net retirement healthcare expense. The Company has the following target mixes for these asset classes, which are readjusted at least periodically, when an asset class weighting deviates from the target mix, with the goal of achieving the required return at a reasonable risk level:

	Target Mix
Asset Category	2010	2009
Equity securities	65%	65%
Fixed income securities	34%	34%
Cash and other investments	1%	1%

The weighted-average asset allocation for plan assets by asset categories:

	Actual Mix
December 31	2010	2009
Equity securities	65%	67%
Fixed income securities	33%	30%
Cash and other investments	2%	3%

Within the equity securities asset class, the investment policy provides for investments in a broad range of publicly-traded securities including both domestic and international stocks. Within the fixed income securities asset class, the investment policy provides for investments in a broad range of publicly-traded debt securities ranging from U.S. Treasury issues, corporate debt securities, mortgages and asset-backed issues, as well as international debt securities. In the cash asset class, investments may be in cash and cash equivalents.

The Company expects to make no cash contributions to the Postretirement Health Care Benefits Plan in 2011. The following benefit payments, which reflect expected future service, as appropriate, are expected to be paid:

Year
2011	$33
2012	32
2013	31
2014	30
2015	29
2016-2020	152

The health care cost trend rate used to determine the December 31, 2010 accumulated postretirement benefit obligation is 7.25% for 2011. This rate is expected to remain flat thru 2013, with a decline in years 2014 and 2015 until it reaches 5% in 2016. Beyond 2016, this rate is expected to remain flat at 5%. The health care trend rate used to determine the December 31, 2009 accumulated postretirement benefit obligation was 8.5%.

Changing the health care trend rate by one percentage point would change the accumulated postretirement benefit obligation and the net retiree health care expense as follows:

	1% Point Increase	1% Point Decrease
Increase (decrease) in:
Accumulated postretirement benefit obligation	$14	$(13)
Net retiree health care expense	1	(1)

The Company maintains a lifetime cap on postretirement health care costs, which reduces the liability duration of the plan. A result of this lower duration is a decreased sensitivity to a change in the discount rate trend assumption with respect to the liability and related expense.

The Company has no significant Postretirement Health Care Benefit Plans outside the United States.

Other Benefit Plans

The Company maintains a number of endorsement split-dollar life insurance policies that were taken out on now-retired officers under a plan that was frozen prior to December 31, 2004. The Company had purchased the life insurance policies to insure the lives of employees and then entered into a separate agreement with the employees that split the policy benefits between the Company and the employee. Motorola Solutions owns the policies, controls all rights of ownership, and may terminate the insurance policies. To effect the split-dollar arrangement, Motorola Solutions endorsed a portion of the death benefits to the employee and upon the death of the employee, the employee's beneficiary typically receives the designated portion of the death benefits directly from the insurance company and the Company receives the remainder of the death benefits.

The Company adopted new accounting guidance on accounting for split-dollar life insurance arrangements as of January 1, 2008. This guidance requires that a liability for the benefit obligation be recorded because the promise of postretirement benefit had not been settled through the purchase of an endorsement split-dollar life insurance arrangement. As a result of the adoption of this new guidance, the Company recorded a liability representing the actuarial present value of the future death benefits as of the employees' expected retirement date of  $45 million with the offset reflected as a cumulative-effect adjustment to January 1, 2008 Retained earnings and Accumulated other comprehensive income (loss) in the amounts of  $4 million and  $41 million, respectively, in the Company's consolidated statement of stockholders' equity. It is currently expected that minimal cash payments will be required to fund these policies.

The net periodic pension cost for these split-dollar life insurance arrangements was  $5 million and  $6 million for the years ended December 31, 2010 and 2009, respectively. The Company has recorded a liability representing the actuarial present value of the future death benefits as of the employees' expected retirement date of  $51 million and  $48 million as of December 31, 2010 and December 31, 2009, respectively.

Defined Contribution Plan

The Company and certain subsidiaries have various defined contribution plans, in which all eligible employees participate. In the U.S., the 401(k) plan is a contributory plan. Matching contributions are based upon the amount of the employees' contributions. Effective January 1, 2005, newly hired employees have a higher maximum matching contribution at 4% on the first 5% of employee contributions, compared to 3% on the first 6% of employee contributions for employees hired prior to January 2005. Effective January 1, 2009, the Company temporarily suspended all matching contributions to the Motorola Solutions 401(k) plan. Matching contributions were reinstated as of July 1, 2010 at a rate of 4% on the first 4% of employee contributions. The maximum matching contribution for 2010 was pro-rated to account for the number of months remaining after the reinstatement. The Company's expenses, primarily relating to the employer match, for all defined contribution plans, for the years ended December 31, 2010, 2009 and 2008 were  $23 million,  $8 million and  $49 million, respectively.

Share-Based Compensation Plans and Other Incentive Plans	12 Months Ended
Dec. 31, 2010
Share-Based Compensation Plans and Other Incentive Plans
Share-Based Compensation Plans and Other Incentive Plans
8.	Share-Based Compensation Plans and Other Incentive Plans

All share and per share information presented gives effect to the Reverse Stock Split, which occurred on January 4, 2011. The Company also completed the Distribution of Motorola Mobility on January 4, 2011, however, the share and per share information presented does not reflect the Distribution of Motorola Mobility.

Stock Options, Stock Appreciation Rights and Employee Stock Purchase Plan

The Company grants options to acquire shares of common stock to certain employees, and existing option holders in connection with the merging of option plans following an acquisition. Each option granted and stock appreciation right has an exercise price of no less than 100% of the fair market value of the common stock on the date of the grant. The awards have a contractual life of five to ten years and vest over two to four years. Stock options and stock appreciation rights assumed or replaced with comparable stock options or stock appreciation rights in conjunction with a change in control only become exercisable if the holder is also involuntarily terminated (for a reason other than cause) or resigns for good reason within 24 months of a change in control.

The employee stock purchase plan allows eligible participants to purchase shares of the Company's common stock through payroll deductions of up to 10% of eligible compensation on an after-tax basis. Plan participants cannot purchase more than  $25,000 of stock in any calendar year. The price an employee pays per share is 85% of the lower of the fair market value of the Company's stock on the close of the first trading day or last trading day of the purchase period. The plan has two purchase periods, the first one from October 1 through March 31 and the second one from April 1 through September 30. For the years ended December 31, 2010, 2009 and 2008, employees purchased 2.7 million, 4.2 million and 2.7 million shares, respectively, at purchase prices of  $41.79 and  $42.00,  $25.20 and  $25.76, and  $55.37 and  $42.49, respectively.

The Company calculates the value of each employee stock option, estimated on the date of grant, using the Black-Scholes option pricing model. The weighted-average estimated fair value of employee stock options granted during 2010, 2009 and 2008 was  $21.43,  $19.43 and  $24.30, respectively, using the following weighted-average assumptions:

	2010	2009	2008
Expected volatility	41.7%	57.1%	56.4%
Risk-free interest rate	2.1%	1.9%	2.4%
Dividend yield	0.0%	0.0%	2.7%
Expected life (years)	6.1	3.9	5.5

The Company uses the implied volatility for traded options on the Company's stock as the expected volatility assumption required in the Black-Scholes model. The selection of the implied volatility approach was based upon the availability of actively traded options on the Company's stock and the Company's assessment that implied volatility is more representative of future stock price trends than historical volatility.

The risk-free interest rate assumption is based upon the average daily closing rates during the year for U.S. treasury notes that have a life which approximates the expected life of the option. The dividend yield assumption is based on the Company's future expectation of dividend payouts. The expected life of employee stock options represents the average of the contractual term of the options and the weighted-average vesting period for all option tranches.

The Company has applied forfeiture rates, estimated based on historical data, of 13%-50% to the option fair values calculated by the Black-Scholes option pricing model. These estimated forfeiture rates are applied to grants based on their remaining vesting term and may be revised in subsequent periods if actual forfeitures differ from these estimates.

Stock option activity was as follows (in thousands, except exercise price and employee data):

	2010		2009		2008
Years Ended December 31	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price
Options outstanding at January 1	23,061	$84	32,592	$120	32,036	$131
Options granted	1,630	50	8,939	45	5,681	58
Options exercised	(1,559)	42	(206)	42	(274)	50
Options terminated, canceled or expired	(3,518)	104	(18,264)	128	(4,851)	123

Options outstanding at December 31	19,614	81	23,061	84	32,592	120

Options exercisable at December 31	12,429	99	11,037	121	21,153	134
Approx. number of employees granted options	529		22,095		3,300

At December 31, 2010, the Company had  $100 million of total unrecognized compensation expense, net of estimated forfeitures, related to stock option plans and the employee stock purchase plan that will be recognized over the weighted average period of approximately two years. Cash received from stock option exercises and the employee stock purchase plan was  $179 million,  $116 million and  $145 million for the years ended December 31, 2010, 2009 and 2008, respectively. The total intrinsic value of options exercised during the years ended December 31, 2010, 2009 and 2008 was  $17 million,  $1 million and  $2 million, respectively. The aggregate intrinsic value for options outstanding and exercisable as of December 31, 2010 was  $213 million and  $111 million, respectively, based on a December 31, 2010 stock price of  $63.49 per share. Pursuant to the completion of the Distribution on January 4, 2011, approximately 8.0 million stock options held by the employees of Motorola Mobility were cancelled. Upon the completed divestiture of the Networks business on April 29, 2011, approximately 0.2 million stock options were cancelled.

At December 31, 2010 and 2009, 6.6 million shares and 8.6 million shares, respectively, were available for future share-based award grants under the current share-based compensation plan, covering all equity awards to employees and non-employee directors.

The following table summarizes information about stock options outstanding and exercisable at December 31, 2010 (in thousands, except exercise price and years):

	Options Outstanding			Options Exercisable
Exercise price range	No. of options	Wtd. avg. Exercise Price	Wtd. avg. contractual life (in yrs.)	No. of options	Wtd. avg. Exercise Price
Under $49	9,059	$43	7	3,856	$41
$49- $97	6,801	65	5	4,914	65
$98- $146	1,537	116	4	1,442	115
$147- $195	233	149	5	233	149
$196- $244	—	—	—	—	—
$245- $293	1,983	275	4	1,983	275
$294- $330	1	313	4	1	313

	19,614			12,429

As of December 31, 2010, the weighted average contractual life for options outstanding and exercisable was six and five years, respectively.

Stock Option Exchange

On May 14, 2009, the Company initiated a tender offer for certain eligible employees (excluding executive officers and directors) to exchange certain out-of-the-money options for new options with an exercise price equal to the fair market value of the Company's stock as of the grant date. In order to be eligible for the exchange, the options had to have been granted prior to June 1, 2007, expire after December 31, 2009 and have an exercise price equal to or greater than  $84.00. The offering period closed on June 12, 2009. On that date, 14 million options were tendered and exchanged for 6 million new options with an exercise price of  $47.11 and a ratable annual vesting period over two years. The exchange program was designed so that the fair market value of the new options would approximate the fair market value of the options exchanged. The resulting incremental compensation expense was not material to the Company's consolidated financial statements.

Restricted Stock and Restricted Stock Units

Restricted stock ("RS") and restricted stock unit ("RSU") grants consist of shares or the rights to shares of the Company's common stock which are awarded to employees and non-employee directors. The grants are restricted such that they are subject to substantial risk of forfeiture and to restrictions on their sale or other transfer by the employee. Shares of RS and RSUs assumed or replaced with comparable shares of RS or RSUs in conjunction with a change in control will only have the restrictions lapse if the holder is also involuntarily terminated (for a reason other than cause) or resigns for good reason within 24 months of a change in control.

Restricted stock and restricted stock unit activity was as follows (in thousands, except fair value and employee data):

	2010		2009		2008
Years Ended December 31	RSU	Wtd. Avg. Grant Date Fair Value	RSU	Wtd Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value
RS and RSU outstanding at January 1	8,061	$55	4,604	$76	1,536	$119
Granted	4,772	49	5,478	43	3,872	64
Vested	(2,407)	58	(988)	80	(330)	121
Terminated, canceled or expired	(867)	56	(1,033)	60	(474)	94

RSU outstanding at December 31	9,559	51	8,061	55	4,604	76
Approx. number of employees granted RSUs	29,973		26,969		28,981

At December 31, 2010, the Company had unrecognized compensation expense related to RSUs of  $301 million, net of estimated forfeitures, expected to be recognized over the weighted average period of approximately two years. The total fair value of RS and RSU shares vested during the years ended December 31, 2010, 2009 and 2008 was  $114 million,  $44 million and  $19 million, respectively. The aggregate fair value of outstanding RSUs as of December 31, 2010 was  $607 million. Pursuant to the completion of the Distribution on January 4, 2011, approximately 3.8 million unvested restricted stock units held by the employees of Motorola Mobility were cancelled. Upon the completed divestiture of the Networks business on April 29, 2011, approximately 1.4 million unvested restricted stock units were cancelled.

Total Share-Based Compensation Expense

Compensation expense for the Company's employee stock options, stock appreciation rights, employee stock purchase plans, RS and RSUs was as follows:

Year Ended December 31	2010	2009	2008
Share-based compensation expense included in:
Costs of sales	$19	$16	$16
Selling, general and administrative expenses	82	80	73
Research and development expenditures	43	41	42

Share-based compensation expense included in Operating earnings (loss)	144	137	131
Tax benefit	43	43	41

Share-based compensation expense, net of tax	$101	$94	$90

Decrease in basic earnings per share	$(0.30)	$(0.29)	$(0.28)
Decrease in diluted earning per share	$(0.30)	$(0.29)	$(0.28)
Share-based compensation expense in discontinued operations	$164	$159	$149

Motorola Solutions Incentive Plan

Our incentive plan provides eligible employees with an annual payment, calculated as a percentage of an employee's eligible earnings, in the year after the close of the current calendar year if specified business goals and individual performance targets are met. The expense for awards under these incentive plans for the years ended December 31, 2010, 2009 and 2008 were  $201 million,  $109 million and  $106 million, respectively.

Long-Range Incentive Plan

The Long-Range Incentive Plan ("LRIP") rewards participating elected officers for the Company's achievement of specified business goals during the period, based on two performance objectives measured over three-year cycles. The expense for LRIP (net of the reversals of previously recognized reserves) for the years ended December 31, 2010, 2009 and 2008 was  $11 million,  $5 million and  $(9) million, respectively.

Fair Value Measurements	12 Months Ended
Dec. 31, 2010
Fair Value Measurements
Fair Value Measurements
9.	Fair Value Measurements

The Company holds certain fixed income securities, equity securities and derivatives, which must be measured using the fair value hierarchy and related valuation methodologies. The guidance specifies a hierarchy of valuation techniques based on whether the inputs to each measurement are observable or unobservable. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company's assumptions about current market conditions. The prescribed fair value hierarchy and related valuation methodologies are as follows:

Level 1—Quoted prices for identical instruments in active markets.

Level 2—Quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-derived valuations, in which all significant inputs are observable in active markets.

Level 3—Valuations derived from valuation techniques, in which one or more significant inputs are unobservable.

The fair values of the Company's financial assets and liabilities by level in the fair value hierarchy as of December 31, 2010 and 2009 were as follows:

December 31, 2010	Level 1	Level 2	Level 3	Total
Assets:
Sigma Fund securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$2,291	$—	$2,291
Corporate bonds	—	43	15	58
Asset-backed securities	—	1	—	1
Mortgage-backed securities	—	11	—	11
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	17	—	17
Corporate bonds	—	11	—	11
Mortgage-backed securities	—	3	—	3
Common stock and equivalents	2	10	—	12
Foreign exchange derivative contracts*	—	5	—	5
Liabilities:
Foreign exchange derivative contracts*	—	15	—	15
Interest agreement derivative contracts	—	3	—	3
*	Includes amounts included in held for disposition businesses.

December 31, 2009	Level 1	Level 2	Level 3	Total
Assets:
Sigma Fund securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$4,408	$—	$4,408
Corporate bonds	—	411	19	430
Asset-backed securities	—	66	—	66
Mortgage-backed securities	—	52	—	52
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	23	—	23
Corporate bonds	—	10	—	10
Mortgage-backed securities	—	3	—	3
Common stock and equivalents	115	11	—	126
Foreign exchange derivative contracts*	—	15	—	15
Liabilities:
Foreign exchange derivative contracts*	—	17	—	17
Interest agreement derivative contracts	—	4	—	4
*	Includes amounts included in held for disposition businesses.

The following table summarizes the changes in fair value of our Level 3 assets:

	2010	2009
Balance at January 1	$19	$134
Transfers to (from) Level 3	3	(16)
Payments received and securities sold	(11)	(78)
Permanent impairments	—	(2)
Mark-to-market gain (loss) on Sigma Fund investments included in Other income (expense)	4	(19)

Balance at December 31	$15	$19

Pension and Postretirement Health Care Benefits Plan Assets

The fair value of the various pension and postretirement health care benefits plans' assets by level in the fair value hierarchy as of December 31, 2010 were as follows:

Regular Plan

December 31, 2010	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$1,222	$3	—	$1,225
Commingled equity funds	—	1,597	—	1,597
Preferred stock	9	—	—	9
U.S. government and agency obligations	—	100	—	100
Other government bonds	—	5	—	5
Corporate bonds	—	185	—	185
Mortgage-backed bonds	—	197	—	197
Asset-backed bonds	—	40	—	40
Commingled bond funds	—	850	—	850
Commingled short-term investment funds	—	76	—	76
Invested cash	—	16	—	16

Total investment securities	$1,231	$3,069	$—	$4,300
Accrued income receivable				8

Fair value plan assets				$4,308

The table above includes securities on loan as part of a securities lending arrangement of  $92 million of common stock and equivalents,  $41 million of U.S. government and agency obligations and  $34 million of corporate bonds. All securities on loan are fully cash collateralized.

The following table summarizes the changes in fair value of the Regular Plan assets measured using Level 3 inputs:

2010
Balance at January 1	$7
Gain on assets held	1
Sales	(1)
Transfers out, net	(7)

Balance at December 31	$—

Officers' Plan

December 31, 2010	Level 1	Level 2	Level 3	Total
U.S. government and agencies	$—	$9	$—	$9
Corporate bonds	—	1	—	1
Mortgage-backed bonds	—	1	—	1
Commingled short-term investment funds	—	1	—	1

Fair value plan assets	$—	$12	$—	$12

Non-U.S. Plans

December 31, 2010	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$339	$—	$—	$339
Commingled equity funds	—	389	—	389
Corporate bonds	—	98	—	98
Government and agency obligations	—	91	—	91
Commingled bond funds	—	236	—	236
Short-term investment funds	—	1	—	1
Insurance contracts	—	—	61	61

Total investment securities	$339	$815	$61	$1,215
Cash				8
Accrued income receivable				3

Fair value plan assets				$1,226

The following table summarizes the changes in fair value of the Non-U.S. pension plan assets measured using Level 3 inputs:

2010
Balance at January 1	$65
Gain on assets held	1
Foreign exchange valuation adjustment	(5)

Balance at December 31	$61

Postretirement Health Care Benefits Plan

December 31, 2010	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$48	$—	$—	$48
Commingled equity funds	—	62	—	62
U.S. government and agency obligations	—	4	—	4
Corporate bonds	—	7	—	7
Mortgage-backed bonds	—	8	—	8
Asset-backed bonds	—	2	—	2
Commingled bond funds	—	34	—	34
Commingled short-term investment funds	—	4	—	4
Invested cash	—	1	—	1

Fair value plan assets	$48	$122	—	$170

The table above includes securities on loan as part of a securities lending arrangement of  $4 million of common stock and equivalents,  $2 million of U.S. government and agency obligations and  $1 million of corporate bonds. All securities on loan are fully cash collateralized.

Valuation Methodologies

Level 1—Quoted market prices in active markets are available for investments in common and preferred stock and common stock equivalents. As such, these investments are classified within Level 1.

Level 2—The securities classified as Level 2 are comprised primarily of corporate, government, agency and government-sponsored enterprise bonds. The Company primarily relies on valuation pricing models, recent bid prices, and broker quotes to determine the fair value of these securities. The valuation models for Level 2 assets are developed and maintained by third party pricing services and use a number of standard inputs to the valuation model including benchmark yields, reported trades, broker/dealer quotes where the party is standing ready and able to transact, issuer spreads, benchmark securities, bids, offers and other reference data. The valuation model may prioritize these inputs differently at each balance sheet date for any given security, based on the market conditions. Not all of the standard inputs listed will be used each time in the valuation models. For each asset class, quantifiable inputs related to perceived market movements and sector news may be considered in addition to the standard inputs.

In determining the fair value of the Company's foreign currency derivatives, the Company uses forward contract and option valuation models employing market observable inputs, such as spot currency rates, time value and option volatilities. Since the Company primarily uses observable inputs in its valuation of its derivative assets and liabilities, they are classified as Level 2 assets.

Level 3—Fixed income securities are debt securities that do not have actively traded quotes as of the financial statement date. Determining the fair value of these securities requires the use of unobservable inputs, such as indicative quotes from dealers, extrapolated data, proprietary models and qualitative input from investment advisors. As such, these securities are classified within Level 3.

At December 31, 2010, the Company has  $1.0 billion of investments in money market mutual funds classified as Cash and cash equivalents in its consolidated balance sheet. The money market funds have quoted market prices that are generally equivalent to par.

Long-term Customer Financing and Sales of Receivables	12 Months Ended
Dec. 31, 2010
Long-term Customer Financing and Sales of Receivables
Long-term Customer Financing and Sales of Receivables
10.	Long-term Customer Financing and Sales of Receivables

Long-term Customer Financing

Long-term receivables consist of trade receivables with payment terms greater than twelve months, long-term loans and lease receivables under sales-type leases. Long-term receivables consist of the following:

December 31	2010	2009
Long-term receivables	$265	$137
Less allowance for losses	(1)	(7)

	264	130
Less current portion	(13)	(28)

Non-current long-term receivables, net	$251	$102

The current portion of long-term receivables is included in Accounts receivable and the non-current portion of long-term receivables is included in Other assets in the Company's consolidated balance sheets. Interest income recognized on long-term receivables for the years ended December 31, 2010, 2009 and 2008 was  $14 million,  $2 million and  $3 million, respectively.

Certain purchasers of the Company's infrastructure equipment may request that the Company provide long-term financing (defined as financing with a term of greater than one year) in connection with the sale of equipment. These requests may include all or a portion of the purchase price of the equipment. The Company's obligation to provide long-term financing may be conditioned on the issuance of a letter of credit in favor of the Company by a reputable bank to support the purchaser's credit or a pre-existing commitment from a reputable bank to purchase the long-term receivables from the Company. The Company had outstanding commitments to provide long-term financing to third parties totaling  $333 million at December 31, 2010, compared to  $406 million at December 31, 2009 (including  $168 million and  $321 million at December 31, 2010 and December 31, 2009, respectively, relating to discontinued operations). Of these amounts,  $27 million was supported by letters of credit or by bank commitments to purchase long-term receivables at December 31, 2010, compared to  $13 million supported at December 31, 2009 (including  $25 million at December 31, 2010 and no amounts at December 31, 2009, relating to the Networks business). The majority of the outstanding commitments at December 31, 2010 are to a small number of network operators in the Middle East region. The Company retains the funded portion of the financing arrangements related to the Networks business following the sale to NSN, which totaled approximately  $235 million at December 31, 2010.

In addition to providing direct financing to certain equipment customers, the Company also assists customers in obtaining financing directly from banks and other sources to fund equipment purchases. The Company had committed to provide financial guarantees relating to customer financing totaling  $10 million at both December 31, 2010 and 2009 (including  $6 million and  $7 million at December 31, 2010 and 2009, respectively, relating to the sale of short-term receivables). Customer financing guarantees outstanding were  $1 million at December 31, 2010, compared to  $2 million at December 31, 2009 (including de minimus amounts at December 31, 2010 and 2009, respectively, relating to the sale of short-term receivables).

Sales of Receivables

From time to time, the Company sells accounts receivable and long-term receivables on a non-recourse basis to third parties under one-time arrangement while others are sold to third parties under committed facilities that involve contractual commitments from these parties to purchase qualifying receivables up to an outstanding monetary limit. Committed facilities may be revolving in nature and, typically, must be renewed annually. The Company may or may not retain the obligation to service the sold accounts receivable and long-term receivables.

As of December 31, 2010, the Company had a  $200 million revolving receivable sales facility, maturing June 2011, for the sale of accounts receivable, which was fully available. The initial cash proceeds received by the Company for the sale of these receivables is capped at the lower of  $200 million or eligible receivables less reserves. At December 31, 2009, the Company had a  $200 million committed revolving credit facility for the sale of accounts receivable, of which  $140 million was available. The Company had no significant committed facilities for the sale of long-term receivables at December 31, 2010 and 2009, respectively.

The following table summarizes the proceeds received from non-recourse sales of accounts receivable and long-term receivables for the years ended December 31, 2010, 2009 and 2008:

Years Ended December 31	2010	2009	2008
Cumulative annual proceeds received from one-time sales:
Accounts receivable sales proceeds	$30	$46	$53
Long-term receivables sales proceeds	67	72	113

Total proceeds from one-time sales	97	118	166
Cumulative annual proceeds received from sales under committed facilities	70	234	563

Total proceeds from receivables sales	$167	$352	$729

At December 31, 2010, the Company retained servicing obligations for  $329 million of sold accounts receivables and  $277 million of long-term receivables, compared to  $141 million of accounts receivables and  $297 million of long-term receivables at December 31, 2009.

Under certain arrangements, the value of accounts receivable sold is supported by credit insurance purchased from third-party insurance companies, less deductibles or self-insurance requirements under the insurance policies. Under these arrangements, the Company's total credit exposure, less insurance coverage, to outstanding accounts receivable that have been sold was de minimus at both at December 31, 2010 and 2009.

Credit Quality of Customer Financing Receivables and Allowance for Credit Losses

An aging analysis of financing receivables at December 31, 2010 and December 31, 2009 is as follows:

December 31, 2010	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$16	$—	$—	$—
Commercial loans and leases secured	67	1	—	—
Commercial loans unsecured	182	—	—	—

Total long-term receivables	$265	$1	$—	$—

December 31, 2009	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$8	$—	$—	$—
Commercial loans and leases secured	72	—	5	—
Commercial loans unsecured	57	—	—	2

Total long-term receivables	$137	$—	$5	$2

The Company uses an internally developed credit risk rating system for establishing customer credit limits. This system is aligned and comparable to the rating systems utilized by independent rating agencies.

The Company policy for valuing the allowance for credit losses is on an individual review basis. All customer financing receivables with past due balances greater than 90 days are reviewed for collectibility. The value of impairment is calculated based on the net present value of anticipated future cash streams from the customer. At December 31, 2010, there were a de minimus number of loans and leases which were impaired with an allowance for credit loss totaling  $1 million, compared to an allowance for credit loss of  $7 million at December 31, 2009.

Commitments and Contingencies	12 Months Ended
Dec. 31, 2010
Commitments and Contingencies
Commitments and Contingencies
11.	Commitments and Contingencies

Legal

Iridium Program: The Company was named as one of several defendants in putative class action securities lawsuits arising out of alleged misrepresentations or omissions regarding the Iridium satellite communications business which, on March 15, 2001, were consolidated in the federal district court in the District of Columbia under Freeland v. Iridium World Communications, Inc., et al., originally filed on April 22, 1999. In April 2008, the parties reached an agreement in principle, subject to court approval, to settle all claims against Motorola in exchange for Motorola's payment of  $20 million. During the three months ended March 29, 2008, the Company recorded a charge associated with this settlement. On October 23, 2008, the court granted final approval of the settlement and dismissed the claims with prejudice.

The Company was sued by the Official Committee of the Unsecured Creditors of Iridium (the "Committee") in the United States Bankruptcy Court for the Southern District of New York (the "Iridium Bankruptcy Court") on July 19, 2001. In re Iridium Operating LLC, et al. v. Motorola, plaintiffs asserted claims for breach of contract, warranty and fiduciary duty and fraudulent transfer and preferences, and sought in excess of  $4 billion in damages. On May 20, 2008, the Bankruptcy Court approved a settlement in which Motorola is not required to pay anything, but released its administrative, priority and unsecured claims against the Iridium estate and withdrew its objection to the 2001 settlement between the unsecured creditors of the Iridium Debtors and the Iridium Debtors' pre-petition secured lenders. This settlement, and its approval by the Bankruptcy Court, extinguished Motorola's financial exposure and concluded Motorola's involvement in the Iridium bankruptcy proceedings.

Other: The Company is a defendant in various other suits, claims and investigations that arise in the normal course of business. In the opinion of management, the ultimate disposition of these matters will not have a material adverse effect on the Company's consolidated financial position, liquidity or results of operations.

Other

Leases: The Company owns most of its major facilities and leases certain office, factory and warehouse space, land, information technology and other equipment under principally non-cancelable operating leases. Rental expense, net of sublease income, for the years ended December 31, 2010, 2009, and 2008 was  $123 million,  $140 million, and  $151 million, respectively. At December 31, 2010, future minimum lease obligations, net of minimum sublease rentals, for the next five years and beyond are as follows: 2011— $124 million; 2012— $86 million; 2013— $52 million; 2014— $37 million; 2015— $21 million; beyond— $23 million.

Indemnifications: The Company is a party to a variety of agreements pursuant to which it is obligated to indemnify the other party with respect to certain matters. Some of these obligations arise as a result of divestitures of the Company's assets or businesses and require the Company to hold the other party harmless against losses arising from the settlement of these pending obligations. The total amount of indemnification under these types of provision was  $135 million as of December 31, 2010. Subsequent to December 31, 2010 as a result of the divestiture of the Networks business, the total amount of indemnification was approximately  $335 million. The Company had accrued  $9 million as of December 31, 2010 for potential claims under these provisions.

In addition, the Company may provide indemnifications for losses that result from the breach of general warranties contained in certain commercial and intellectual property agreements. Historically, the Company has not made significant payments under these agreements. However, there is an increasing risk in relation to patent indemnities given the current legal climate.

In indemnification cases, payment by the Company is conditioned on the other party making a claim pursuant to the procedures specified in the particular contract, which procedures typically allow the Company to challenge the other party's claims. Further, the Company's obligations under these agreements for indemnification based on breach of representations and warranties are generally limited in terms of duration, and for amounts not in excess of the contract value, and, in some instances, the Company may have recourse against third parties for certain payments made by the Company.

In addition, pursuant to the Master Separation and Distribution Agreement and certain other agreements with Motorola Mobility, Motorola Mobility agreed to indemnify the Company for certain liabilities, and the Company agreed to indemnify Motorola Mobility for certain liabilities, in each case for uncapped amounts.

Intellectual Property Matters: During 2010, the Company entered into a settlement agreement with another company to resolve certain intellectual property disputes between the two companies. As a result of the settlement agreement, the Company received  $65 million in cash and was assigned certain patent properties. As a result of this agreement, the Company recorded a pre-tax gain of  $39 million (and  $55 million was allocated to discontinued operations) during the year ended December 31, 2010, related to the settlement of the outstanding litigation between the parties.

Information by Segment and Geographic Region	12 Months Ended
Dec. 31, 2010
Information by Segment and Geographic Region
Information by Segment and Geographic Region
12.	Information by Segment and Geographic Region

Following the Distribution, Motorola Solutions reports financial results for the following two segments:

•

Government: Our Government segment includes sales from two-way radios and public safety networks. Service revenues included in the Government segment are primarily those associated with the design, installation, maintenance and optimization of equipment for public safety networks.

•

Enterprise: Our Enterprise segment includes sales of enterprise mobile computing devices, scanning devices, wireless broadband systems, RFID data capture solutions and iDEN infrastructure. Service revenues included in the Enterprise segment are primarily maintenance contracts associated with the above products.

Segment operating results are measured based on operating earnings adjusted, if necessary, for certain segment-specific items and corporate allocations. Identifiable assets (excluding intersegment receivables) are the Company's assets that are identified with classes of similar products or operations in each geographic region.

For the years ended December 31, 2010, 2009 and 2008, no single customer accounted for more than 10% of net sales.

Segment information

	Net Sales			Operating Earnings (Loss)
Years Ended December 31	2010	2009	2008	2010	2009	2008
Government	$5,135	$4,876	$5,259	$566	$542	$630
Enterprise	2,736	2,304	2,881	212	28	(1,309)

	$7,871	$7,180	$8,140

Operating earnings (loss)				778	570	(679)
Total other income (expense)				(87)	67	(318)

Earnings (loss) from continuing operations before income taxes				$691	$637	$(997)

	Assets			Capital Expenditures			Depreciation Expense
Years Ended December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008
Government	$3,427	$2,884	$3,263	$172	$115	$194	$110	$115	$113
Enterprise	2,721	2,842	2,778	20	21	63	29	55	63

	6,148	5,726	6,041	$192	$136	$257	$139	$170	$176
Other	11,649	11,771	11,729

	17,797	17,497	17,770
Discontinued operations	7,780	8,106	10,099

	$25,577	$25,603	$27,869

Assets in Other include primarily cash and cash equivalents, Sigma Fund and short-term investments, deferred income taxes, investments and the administrative headquarters of the Company.

Geographic area information

	Net Sales			Assets			Property, Plant, and Equipment, net
Years Ended December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008
United States	$3,679	$3,470	$3,742	$10,501	$10,063	$9,324	$484	$351	$413
China	322	257	275	1,823	1,716	1,899	9	13	16
United Kingdom	589	533	752	850	1,084	1,011	23	26	23
Israel	229	242	318	1,366	1,321	1,264	40	172	139
Japan	112	110	100	724	684	741	61	56	61
Other nations, net of eliminations	2,940	2,568	2,953	2,533	2,629	3,531	305	394	386

	$7,871	$7,180	$8,140	$17,797	$17,497	$17,770	$922	$1,012	$1,038

Net sales by geographic region are measured by the locale of end customer.

Reorganization of Businesses	12 Months Ended
Dec. 31, 2010
Reorganization of Businesses
Reorganization of Businesses
13.	Reorganization of Businesses

The Company maintains a formal Involuntary Severance Plan (the "Severance Plan"), which permits the Company to offer eligible employees severance benefits based on years of service and employment grade level in the event that employment is involuntarily terminated as a result of a reduction-in-force or restructuring. The Company recognizes termination benefits based on formulas per the Severance Plan at the point in time that future settlement is probable and can be reasonably estimated based on estimates prepared at the time a restructuring plan is approved by management. Exit costs consist of future minimum lease payments on vacated facilities and other contractual terminations. At each reporting date, the Company evaluates its accruals for employee separation and exit costs to ensure the accruals are still appropriate. In certain circumstances, accruals are no longer needed because of efficiencies in carrying out the plans or because employees previously identified for separation resigned from the Company and did not receive severance or were redeployed due to circumstances not foreseen when the original plans were initiated. In these cases, the Company reverses accruals through the consolidated statements of operations where the original charges were recorded when it is determined they are no longer needed.

2010 Charges

During 2010, the Company continued to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company's segments were impacted by these plans. The employees affected were located in all geographic regions.

During 2010, the Company recorded net reorganization of business charges of  $73 million, including  $19 million of charges in Costs of sales and  $54 million of charges under Other charges in the Company's consolidated statements of operations. Included in the aggregate  $73 million are charges of  $73 million for employee separation costs and  $16 million for exit costs, partially offset by  $16 million of reversals for accruals no longer needed.

The following table displays the net charges incurred by business segment:

Year Ended December 31,	2010
Government	$57
Enterprise	16

$73

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs from January 1, 2010 to December 31, 2010:

	Accruals at January 1, 2010	Additional Charges	Adjustments	Amount Used	Accruals at December 31, 2010
Exit costs	$16	$16	$(3)	$(12)	$17
Employee separation costs	31	73	(13)	(41)	50

	$47	$89	$(16)	$(53)	$67

Exit Costs

At January 1, 2010, the Company had an accrual of  $16 million for exit costs attributable to lease terminations. The additional 2010 charges were  $16 million. The adjustment of  $3 million primarily reflects  $3 million of reversals of accruals no longer needed. The  $12 million used in 2010 reflects cash payments. The remaining accrual of  $17 million, which is included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2010, primarily represents future cash payments for lease termination obligations that are expected to be paid over a number of years.

Employee Separation Costs

At January 1, 2010, the Company had an accrual of  $31 million for employee separation costs, representing the severance costs for approximately 1,400. The 2010 additional charges of  $73 million represent severance costs for approximately an additional 1,600 employees, of which 800 were direct employees and 800 were indirect employees. The adjustments of  $13 million reflect reversals of accruals no longer needed.

During 2010, approximately 1,000 employees, of which 700 were direct employees and 300 were indirect employees, were separated from the Company. The  $41 million used in 2010 reflects cash payments to separated employees. The remaining accrual of  $50 million, which is included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2010, is expected to be paid, generally, within one year to: (i) severed employees who have already begun to receive payments, and (ii) approximately 2,000 employees to be separated in 2011.

2009 Charges

During 2009, in light of the macroeconomic decline that adversely affected sales, the Company continued to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company's segments were impacted by these plans. The employees affected are located in all geographic regions.

During 2009, the Company recorded net reorganization of business charges of  $102 million, including  $14 million of charges in Costs of sales and  $88 million of charges under Other charges in the Company's consolidated statements of operations. Included in the aggregate  $102 million are charges of  $114 million for employee separation costs and  $6 million for exit costs, partially offset by  $18 million of reversals for accruals no longer needed.

The following table displays the net charges incurred by business segment:

Year Ended December 31,	2009
Government	$67
Enterprise	35

$102

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs from January 1, 2009 to December 31, 2009:

2009	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$14	$6	$(1)	$(3)	$16
Employee separation costs	42	114	(17)	(108)	31

	$56	$120	$(18)	$(111)	$47

Exit Costs

At January 1, 2009, the Company had an accrual of  $14 million for exit costs attributable to lease terminations. The additional 2009 charges of  $6 million were primarily related to the exit of leased facilities and contractual termination costs. The adjustment of  $1 million reflects reversals of accruals no longer needed. The  $3 million used in 2009 reflects cash payments. The remaining accrual of  $16 million, which is included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2009, represented future cash payments, primarily for lease termination obligations.

Employee Separation Costs

At January 1, 2009, the Company had an accrual of  $42 million for employee separation costs, representing the severance costs for approximately 900 employees. The additional 2009 charges of  $114 million represent severance costs for approximately an additional 2,000 employees, of which 500 are direct employees and 1,500 are indirect employees. The adjustment of  $17 million reflects reversals of accruals no longer required.

During 2009, approximately 1,500 employees, of which 200 were direct employees and 1,300 were indirect employees, were separated from the Company. The  $108 million used in 2009 reflects cash payments to these separated employees. The remaining accrual of  $31 million is included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2009.

2008 Charges

During 2008, the Company committed to implement various productivity improvement plans aimed at achieving long-term, sustainable profitability by driving efficiencies and reducing operating costs. Both of the Company's segments were impacted by these plans. The employees affected were located in all regions. The Company recorded net reorganization of business charges of  $65 million, including  $5 million of charges in Costs of sales and  $60 million of charges under Other charges in the Company's consolidated statements of operations. Included in the aggregate  $65 million are charges of  $80 million for employee separation costs, partially offset by  $15 million of reversals for accruals no longer needed.

The following table displays the net charges incurred by business segment:

Year Ended December 31,	2008
Government	$45
Enterprise	20

$65

The following table displays a rollforward of the reorganization of businesses accruals established for exit costs and employee separation costs from January 1, 2008 to December 31, 2008:

2008	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$24	$—	$(3)	$(7)	$14
Employee separation costs	56	80	(12)	(82)	42

	$80	$80	$(15)	$(89)	$56

Exit Costs

At January 1, 2008, the Company had an accrual of  $24 million for exit costs attributable to lease terminations. The adjustments of  $3 million reflect reversals of accruals no longer needed. The  $7 million used in 2008 reflected cash payments. The remaining accrual of  $14 million, which was included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2008, represented future cash payments, primarily for lease termination obligations.

Employee Separation Costs

At January 1, 2008, the Company had an accrual of  $56 million for employee separation costs, representing the severance costs for approximately 1,000 employees. The additional 2008 charges of  $80 million were severance costs for approximately an additional 1,500 employees, of which 200 were direct employees and 1,300 were indirect employees. The adjustments of  $12 million reflected reversals of accruals no longer required.

During 2008, approximately 1,600 employees, of which 200 were direct employees and 1,300 were indirect employees, were separated from the Company. The  $82 million used in 2008 reflected cash payments to these separated employees. The remaining accrual of  $42 million was included in Accrued liabilities in the Company's consolidated balance sheets at December 31, 2008.

Intangible Assets and Goodwill	12 Months Ended
Dec. 31, 2010
Intangible Assets and Goodwill
Intangible Assets and Goodwill
14.	Intangible Assets and Goodwill

The Company accounts for acquisitions using purchase accounting with the results of operations for each acquiree included in the Company's consolidated financial statements for the period subsequent to the date of acquisition. The pro forma effects of these acquisitions on the Company's consolidated financial statements were not significant individually nor in the aggregate. The Company did not have any significant acquisitions during the years ended December 31, 2010, 2009 and 2008.

Intangible Assets

Amortized intangible assets were comprised of the following:

	2010		2009
December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Completed technology	$642	$532	$645	$412
Patents	277	211	277	157
Customer-related	148	90	162	82
Licensed technology	25	18	25	16
Other intangibles	101	96	101	90

	$1,193	$947	$1,210	$757

Amortization expense on intangible assets, which is included within Other charges in the consolidated statement of operations, was  $203 million,  $218 million and  $227 million for the years ended December 31, 2010, 2009 and 2008, respectively. As of December 31, 2010 future amortization expense is estimated to be  $181 million in 2011,  $39 million in 2012,  $19 million in 2013 and  $2 million in 2014 and  $2 million in 2015.

Amortized intangible assets, excluding goodwill, by business segment:

	2010		2009
December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Government	$140	$130	$156	$135
Enterprise	1,053	817	1,054	622

	$1,193	$947	$1,210	$757

Goodwill

The following table displays a rollforward of the carrying amount of goodwill by reportable segment from January 1, 2008 to December 31, 2010:

	Government	Enterprise	Total Company
Balances as of January 1, 2008:
Aggregate goodwill acquired	$335	$2,581	$2,916
Accumulated impairment losses	—	—	—

Goodwill, net of impairment losses	335	2,581	2,916

Goodwill acquired	—	60	60
Impairment losses	—	(1,564)	(1,564)
Adjustments	15	13	28

Balance as of December 31, 2008:
Aggregate goodwill acquired	350	2,654	3,004
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	350	1,090	1,440

Goodwill acquired	—	—	—
Impairment losses	—	—	—
Adjustments	—	(11)	(11)

Balance as of December 31, 2009:
Aggregate goodwill acquired	350	2,643	2,993
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	350	1,079	1,429
Goodwill acquired	—	—	—
Impairment losses	—	—	—
Adjustments	—	—	—

Balance as of December 31, 2010:
Aggregate goodwill acquired	350	2,643	2,993
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	$350	$1,079	$1,429

During the year ended December 31, 2008, the Company finalized its assessment of the Internal Revenue Code Section 382 Limitations ("IRC Section 382") relating to the pre-acquisition tax loss carryforwards of its 2007 acquisitions. As a result of the IRC Section 382 studies, the Company recorded additional deferred tax assets and a corresponding reduction in goodwill, which is reflected in the adjustment line above.

The Company conducts its annual assessment of goodwill for impairment in the fourth quarter of each year. The goodwill impairment test is performed at the reporting unit level. A reporting unit is an operating segment or one level below an operating segment. In 2010, 2009 and 2008, the Company's segments, Government and Enterprise, were each tested as reporting units. The Company performs extensive valuation analyses, utilizing both income and market-based approaches, in its goodwill assessment process. The determination of the fair value of the reporting units and other assets and liabilities within the reporting units requires the Company to make significant estimates and assumptions. These estimates and assumptions primarily include, but are not limited to, the discount rate, terminal growth rate, earnings before depreciation and amortization, and capital expenditures forecasts specific to each reporting unit. Due to the inherent uncertainty involved in making these estimates, actual results could differ from those estimates.

The Company has weighted the valuation of its reporting units at 75% based on the income approach and 25% based on the market-based approach, consistent with prior periods. The Company believes that this weighting is appropriate since it is often difficult to find other appropriate market participants that are similar to our reporting units and it is the Company's view that future discounted cash flows are more reflective of the value of the reporting units.

Based on the results of the 2009 and 2010 annual assessments of the recoverability of goodwill, the fair values of all reporting units exceeded their book values, indicating that there was no impairment of goodwill.

In 2008, the fair value of the Enterprise reporting unit was below its respective book values, indicating a potential impairment of goodwill and the requirement to perform step two of the analysis for the reporting unit. The Company acquired the main components of the Enterprise reporting unit in 2007 at which time the book and fair value of the reporting unit was the same. Because of this fact, the Enterprise reporting unit was most likely to experience a decline in its fair value below its book value as a result of lower values in the overall market due to the deteriorating macroeconomic environment and the market's view of its near term impact on the reporting unit. For the year ended December 31, 2008, the Company determined that the goodwill relating to the Enterprise reporting unit was impaired, resulting in a charge of  $1.6 billion in the Enterprise segment.

Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts
Valuation and Qualifying Accounts
15.	Valuation and Qualifying Accounts

The following table presents the valuation and qualifying account activity for the years ended December 31, 2010, 2009 and 2008:

	Balance at January 1	Charged to Earnings	Used	Adjustments	Balance at December 31
2010
Allowance for Doubtful Accounts	$16	$41	$(2)	$(6)	$49
Allowance for Losses on Long-term Receivables	7	—	(6)	—	1
Inventory Reserves	140	67	(34)	(16)	157
Customer Reserves	97	427	(374)	(33)	117
2009
Allowance for Doubtful Accounts	$17	$9	$(3)	$(7)	$16
Allowance for Losses on Long-term Receivables	3	5	(1)	—	7
Inventory Reserves	150	51	(43)	(18)	140
Customer Reserves	119	313	(323)	(12)	97
2008
Allowance for Doubtful Accounts	$26	$10	$(12)	$(7)	$17
Allowance for Losses on Long-term Receivables	3	2	(2)	—	3
Inventory Reserves	131	54	(43)	8	150
Customer Reserves	128	133	(107)	(35)	119

Adjustments include translation adjustments.

Quarterly and Other Financial Data (Unaudited)	12 Months Ended
Dec. 31, 2010
Quarterly and Other Financial Data
Quarterly and Other Financial Data
16.	Quarterly and Other Financial Data (unaudited)*

	2010				2009
	1st	2nd	3rd	4th	1st	2nd	3rd	4th
Operating Results
Net sales	$1,740	$1,936	$1,949	$2,246	$1,668	$1,732	$1,797	$1,983
Costs of sales	887	971	964	1,132	865	891	890	965

Gross margin	853	965	985	1,114	803	841	907	1,018

Selling, general and administrative expenses	454	471	462	523	432	415	415	441
Research and development expenditures	258	269	270	282	266	256	253	266
Other charges	21	64	34	31	103	12	79	61

Operating earnings (loss)	120	161	219	278	2	158	160	250

Earnings (loss) from continuing operations**	97	3	(8)	166	33	134	65	217
Net earnings (loss)**	69	162	110	291	(231)	26	12	142
Per Share Data (in dollars)
Continuing Operations:
Basic earnings (loss) per common share	$0.29	$0.01	$(0.02)	$0.49	$0.10	$0.41	$0.20	$0.66
Diluted earnings (loss) per common share	0.29	0.01	(0.02)	0.49	0.10	0.41	0.20	0.66
Net Earnings:
Basic earnings (loss) per common share	0.21	0.49	0.33	0.87	(0.71)	0.08	0.04	0.43
Diluted earnings (loss) per common share	0.21	0.48	0.33	0.85	(0.71)	0.08	0.04	0.43
Dividends declared	—	—	—	—	—	—	—	—
Dividends paid	—	—	—	—	0.35	—	—	—
Stock prices
High	57.82	54.25	61.18	64.26	34.65	48.65	66.15	65.52
Low	42.28	43.75	45.43	53.55	20.86	29.75	41.37	53.69
*	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.
**	Amounts attributable to Motorola Solutions, Inc. common stockholders.

Presentation gives effect to the Reverse Stock Split, which occurred on January 4, 2011.

Summary of Significant Accounting Policies (Policy)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Principles of Consolidation

Principles of Consolidation: The consolidated financial statements include the accounts of the Company and all controlled subsidiaries. All intercompany transactions and balances have been eliminated.

The consolidated financial statements as of December 31, 2010 and 2009 and for the years ended December 31, 2010, 2009 and 2008, include, in the opinion of management, all adjustments (consisting of normal recurring adjustments and reclassifications) necessary to present fairly Motorola Solutions, Inc.'s (the "Company" or "Motorola Solutions") consolidated financial position, results of operations and cash flows for all periods presented.

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Change in Segment Presentation

Changes in Presentation

Motorola Mobility Distribution

On January 4, 2011, the distribution by the Company of all the common stock of Motorola Mobility Holdings, Inc. ("Motorola Mobility") was completed (the "Distribution"). The stockholders of record as of the close of business on December 21, 2010 received one (1) share of Motorola Mobility common stock for each eight (8) shares of the Company's common stock held as of the record date. The Distribution was structured to be tax-free to Motorola Solutions and its stockholders for U.S. tax purposes (other than with respect to any cash received in lieu of fractional shares). The historical financial results of Motorola Mobility are reflected in the Company's consolidated financial statements and footnotes as discontinued operations for all periods presented.

Reverse Stock Split and Name Change

On November 30, 2010, Motorola Solutions announced the timing and details regarding the Distribution and the approval of a reverse stock split at a ratio of 1-for-7. On January 4, 2011, immediately following the Distribution of Motorola Mobility common stock, the Company completed a 1-for-7 reverse stock split ("the Reverse Stock Split") and changed its name to Motorola Solutions, Inc. All consolidated per share information presented gives effect to the Reverse Stock Split.

Networks Transaction

On July 19, 2010, the Company announced an agreement to sell certain assets and liabilities of the Networks business to Nokia Siemens Networks B.V. ("NSN") (the "Transaction"). On April 13, 2011, the Company announced that it and NSN amended this agreement to, among other things, reduce the cash portion of the purchase price from  $1.2 billion to  $975 million. On April 29, 2011, the Company completed the Transaction, as amended. Based on the terms and conditions of the amended sale agreement, certain assets including  $150 million of accounts receivable were excluded from the Transaction. The results of operations of the portions of the Networks business included in the Transaction are reported as discontinued operations for all periods presented.

Certain Corporate and general costs which have historically been allocated to the Networks business will remain with the Company after the sale of the Networks business. Additionally, the results of operations of previously disposed businesses, which were deemed to be immaterial at the time of their disposition, have been reclassified from continuing operations to discontinued operations. These businesses include: (i) an Israel-based wireless network operator, (ii) the biometrics business, and (iii) Good Technology. The assets and liabilities of the Networks business which were sold to NSN, as well as the assets and liabilities of the previously disposed businesses recorded by the Company prior to the closing of the underlying transactions, are reported as assets and liabilities held for disposition. All previously reported financial information has been revised to conform to the current presentation.

Change in Segmentation

Following the Distribution, Motorola Solutions reports financial results for the following two segments:

•

Government: Our Government segment includes sales from two-way radios and public safety systems. Service revenues included in the Government segment are primarily those associated with the design, installation, maintenance and optimization of equipment for public safety networks.

•

Enterprise: Our Enterprise segment includes sales of enterprise mobile computing devices, scanning devices, wireless broadband systems, RFID data capture solutions and iDEN infrastructure. Service revenues included in the Enterprise segment are primarily maintenance contracts associated with the above products.

Revenue Recognition

Revenue Recognition

In October 2009, the Financial Accounting Standards Board ("FASB") issued new guidance which amended the accounting standards for revenue arrangements with multiple deliverables. The new guidance changes the criteria required to separate deliverables into separate units of accounting when they are sold in a bundled arrangement and requires an entity to allocate an arrangement's consideration using estimated selling prices ("ESP") of deliverables if a vendor does not have vendor-specific objective evidence of selling price ("VSOE") or third-party evidence of selling price ("TPE"). The new guidance also eliminates the use of the residual method to allocate an arrangement's consideration.

In October 2009, the FASB also issued new guidance to remove from the scope of software revenue recognition guidance tangible products containing software components and non-software components that function together to deliver the tangible product's essential functionality.

The new accounting guidance is effective for revenue arrangements entered into or materially modified after June 15, 2010. The standards permit prospective or retrospective adoption as well as early adoption. The Company elected to early adopt this guidance at the beginning of its first quarter of fiscal 2010 on a prospective basis for applicable arrangements that were entered into or materially modified after January 1, 2010.

The Company's material revenue streams are the result of a wide range of activities, from the delivery of stand-alone equipment to custom design and installation over a period of time to bundled sales of devices, equipment, software and services. The Company enters into revenue arrangements that may consist of multiple deliverables of its product and service offerings due to the needs of its customers. Additionally, many of the Company's products have both software and non-software components that function together to deliver the product's essential functionality. The Company recognizes revenue when persuasive evidence of an arrangement exists, delivery has occurred, the sales price is fixed or determinable, and collectibility of the sales price is reasonably assured. In addition to these general revenue recognition criteria, the following specific revenue recognition policies are followed:

Products and Equipment—For product and equipment sales, revenue recognition generally occurs when products or equipment have been shipped, risk of loss has transferred to the customer, objective evidence exists that customer acceptance provisions have been met, no significant obligations remain and allowances for discounts, price protection, returns and customer incentives can be reliably estimated. Recorded revenues are reduced by these allowances. The Company bases its estimates of these allowances on historical experience taking into consideration the type of products sold, the type of customer, and the specific type of transaction in each arrangement. Where customer incentives cannot be reliably estimated, the Company recognizes revenue at the time the product sells through the distribution channel to the end customer.

Long-Term Contracts—For long-term contracts that involve customization of the Company's equipment or software, the Company generally recognizes revenue using the percentage of completion method based on the percentage of costs incurred to date compared to the total estimated costs to complete the contract. In certain instances, when revenues or costs associated with long-term contracts cannot be reliably estimated or the contract contains other inherent uncertainties, revenues and costs are deferred until the project is complete and customer acceptance is obtained. When current estimates of total contract revenue and contract costs indicate a contract loss, the loss is recognized in the period it becomes evident.

Services—Revenue for services is generally recognized ratably over the contract term as services are performed.

Software and Licenses—Revenue from pre-paid perpetual licenses is recognized at the inception of the arrangement, presuming all other relevant revenue recognition criteria are met. Revenue from non-perpetual licenses or term licenses is recognized ratably over the period that the licensee uses the license. Revenue from software maintenance, technical support and unspecified upgrades is generally recognized over the period that these services are delivered.

Multiple-Element Arrangements—Arrangements with customers may include multiple deliverables, including any combination of products, equipment, services and software. These multiple element arrangements could also include an element accounted for as a long-term contract coupled with other products, equipment, services and software. For the Company's multiple-element arrangements where at least one of the deliverables is not subject to existing software revenue recognition guidance, deliverables are separated into more than one unit of accounting when (i) the delivered element(s) have value to the customer on a stand-alone basis, and (ii) delivery of the undelivered element(s) is probable and substantially in the control of the Company. Based on the new accounting guidance adopted January 1, 2010, revenue is then allocated to each unit of accounting based on the relative selling price of each unit of accounting based first on VSOE if it exists, based next on TPE if VSOE does not exist, and, finally, if both VSOE and TPE do not exist, based on ESP.

•

VSOE—In many instances, products are sold separately in stand-alone arrangements as customers may support the products themselves or purchase support on a time and materials basis. Additionally, advanced services such as general consulting, network management or advisory projects are often sold in stand-alone engagements. Technical support services are also often sold separately through renewals of annual contracts. The Company determines VSOE based on its normal pricing and discounting practices for the specific product or service when sold separately. In determining VSOE, the Company requires that a substantial majority of the selling prices for a product or service fall within a reasonably narrow pricing range, generally evidenced by the pricing rates of approximately 80% of such historical stand-alone transactions falling within plus or minus 15% of the median rate. In addition, the Company considers the geographies in which the products or services are sold, major product and service groups, customer classification, and other environmental or marketing variables in determining VSOE.

•

TPE—VSOE generally exists only when the Company sells the deliverable separately. When VSOE does not exist, the Company attempts to determine TPE based on competitor prices for similar deliverables when sold separately. Generally, the Company's go-to-market strategy for many of its products differs from that of its peers and its offerings contain a significant level of customization and differentiation such that the comparable pricing of products with similar functionality sold by other companies cannot be obtained. Furthermore, the Company is unable to reliably determine what similar competitor products' selling prices are on a stand-alone basis. Therefore, the Company is typically not able to determine TPE.

•

ESP—The objective of ESP is to determine the price at which the Company would transact a sale if the product or service were sold on a stand-alone basis. When both VSOE and TPE do not exist, the Company determines ESP for the arrangement element by first collecting all reasonably available data points including sales, cost and margin analysis of the product, and other inputs based on the Company's normal pricing practices. Second, the Company makes any reasonably required adjustments to the data based on market and Company-specific factors. Third, the Company stratifies the data points, when appropriate, based on customer, magnitude of the transaction and sales volume.

Once elements of an arrangement are separated into more than one unit of accounting, revenue is recognized for each separate unit of accounting based on the nature of the revenue as described above.

The Company's arrangements with multiple deliverables may also contain a stand-alone software deliverable that is subject to the existing software revenue recognition guidance. The revenue for these multiple-element arrangements is allocated to the software deliverable and the non-software deliverable(s) based on the relative selling prices of all of the deliverables in the arrangement using the hierarchy in the new revenue accounting guidance. In circumstances where the Company cannot determine VSOE or TPE of the selling price for all of the deliverables in the arrangement, including the software deliverable, ESP is used for the purpose of allocating the arrangement consideration.

The Company's arrangements with multiple deliverables may be comprised entirely of deliverables that are all still subject to the existing software revenue recognition guidance. For these arrangements, revenue is allocated to the deliverables based on VSOE. Should VSOE not exist for the undelivered software element, revenue is deferred until either the undelivered element is delivered or VSOE is established for the element, whichever occurs first. When the fair value of a delivered element has not been established, but fair value exists for the undelivered elements, the Company uses the residual method to recognize revenue if the fair value of all undelivered elements is determinable. Under the residual method, the fair value of the undelivered elements is deferred and the remaining portion of the arrangement consideration is allocated to the delivered elements and is recognized as revenue.

Net sales as reported and pro forma net sales that would have been reported during the year ended December 31, 2010, if the transactions entered into or materially modified after January 1, 2010 were still subject to the previous accounting guidance are shown in the following table (in millions):

Year Ended December 31, 2010	As Reported	Pro Forma Basis
Net sales	$7,871	$7,832

The difference in the as reported revenue as compared to the pro forma basis revenue for the year ended December 31, 2010 is due to the Company no longer using the residual method for allocating revenue to the delivered products in a multiple-element arrangement when VSOE exists for the undelivered element but not the delivered element. This situation is most prevalent for system solutions that were sold with additional deliverables that are not in the scope of contract accounting. Under the prior accounting guidance for revenue recognition, the Company would ascribe the residual value to the contract accounting deliverable only when VSOE for the undelivered services or other products in the arrangement could be determined.

Based on the Company's current sales strategies, the newly adopted accounting guidance for revenue recognition is not expected to have a significant effect on the timing and pattern of revenue recognition for sales in periods after the initial adoption when applied to multiple-element arrangements. However, the Company expects that this new accounting guidance will facilitate the Company's efforts to optimize its product and service offerings due to better alignment of the economics of an arrangement and the related accounting treatment. This may lead to the Company engaging in new sales practices in the future. As these go-to-market strategies evolve, the Company may modify its pricing practices in the future, which could result in changes in selling prices, including both VSOE and ESP. As a result, the Company's future revenue recognition for multiple-element arrangements could differ materially from the results reported in the current period.

Changes in cost estimates and the fair values of certain deliverables could negatively impact the Company's operating results. In addition, unforeseen conditions could arise over the contract term that may have a significant impact on operating results.

Sales and Use Taxes—The Company records taxes imposed on revenue-producing transactions, including sales, use, value added and excise taxes, on a net basis with such taxes excluded from revenue.

Cash Equivalents

Cash Equivalents: The Company considers all highly-liquid investments purchased with an original maturity of three months or less to be cash equivalents. At December 31, 2010, and 2009, restricted cash was  $226 million and  $206 million, respectively.

Sigma Fund

Sigma Fund: The Company and its wholly-owned subsidiaries invest a significant portion of their U.S. dollar-denominated cash in a fund (the "Sigma Fund") that allows the Company to efficiently manage its cash around the world. The Sigma Fund portfolio is managed by four independent investment management firms. The investment guidelines of the Sigma Fund require that purchased investments must be in high-quality, investment grade (rated at least A/A-1 by Standard & Poor's or A2/P-1 by Moody's Investors Service), U.S. dollar-denominated debt obligations, including certificates of deposit, commercial paper, government bonds, corporate bonds and asset- and mortgage-backed securities. Under the Sigma Fund's investment policies, except for debt obligations of the U.S. government, agencies and government-sponsored enterprises, no more than 5% of the Sigma Fund portfolio is to consist of debt obligations of any one issuer. The Sigma Fund's investment policies further require that floating rate investments must have a maturity at purchase date that does not exceed thirty-six months with an interest rate that is reset at least annually. The average interest rate reset of the investments held by the funds must be 120 days or less.

Investments in the Sigma Fund are carried at fair value. The Company primarily relies on valuation pricing models and broker quotes to determine the fair value of investments in the Sigma Fund. The valuation models are developed and maintained by third-party pricing services and use a number of standard inputs to the valuation models, including benchmark yields, reported trades, broker/dealer quotes where the counterparty is standing ready and able to transact, issuer spreads, benchmark securities, bids, offers and other reference data. For each asset class, quantifiable inputs related to perceived market movements and sector news may be considered in addition to the standard inputs.

Investments

Investments: Investments in equity and debt securities classified as available-for-sale are carried at fair value. Debt securities classified as held-to-maturity are carried at amortized cost. Equity securities that are restricted for more than one year or that are not publicly traded are carried at cost. Certain investments are accounted for using the equity method if the Company has significant influence over the issuing entity.

The Company assesses declines in the fair value of investments to determine whether such declines are other-than-temporary. This assessment is made considering all available evidence, including changes in general market conditions, specific industry and individual company data, the length of time and the extent to which the fair value has been less than cost, the financial condition and the near-term prospects of the entity issuing the security, and the Company's ability and intent to hold investment until recovery. Other-than-temporary impairments of investments are recorded to Other within Other income (expense) in the Company's consolidated statements of operations in the period in which they become impaired.

Inventories	Inventories: Inventories are valued at the lower of average cost (which approximates cost on a first-in, first-out basis) or market (net realizable value or replacement cost).
Property, Plant and Equipment

Property, Plant and Equipment: Property, plant and equipment are stated at cost less accumulated depreciation. Depreciation is recorded using straight-line and declining-balance methods, based on the estimated useful lives of the assets (buildings and building equipment, 5-40 years; machinery and equipment, 2-10 years) and commences once the assets are ready for their intended use.

Goodwill and Intangible Assets

Goodwill and Intangible Assets: Goodwill is not amortized, but instead is tested for impairment at least annually. The goodwill impairment test is performed at the reporting unit level and is a two-step analysis. First, the fair value of each reporting unit is compared to its book value. If the fair value of the reporting unit is less than its book value, the Company performs a hypothetical purchase price allocation based on the reporting unit's fair value to determine the fair value of the reporting unit's goodwill. Fair value is determined using a combination of present value techniques and market prices of comparable businesses.

Intangible assets are generally amortized on a straight line basis over their respective estimated useful lives ranging from one to 13 years. The Company has no intangible assets with indefinite useful lives.

Impairment of Long-Lived Assets

Impairment of Long-Lived Assets: Long-lived assets, which include intangible assets, held and used by the Company are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. The Company evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset (group) to future net undiscounted cash flows to be generated by the asset (group). If an asset is considered to be impaired, the impairment to be recognized is equal to the amount by which the carrying amount of the asset exceeds the asset's fair value calculated using a discounted future cash flows analysis or market comparables. Assets held for sale, if any, are reported at the lower of the carrying amount or fair value less cost to sell.

Income Taxes

Income Taxes: Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities from a change in tax rates is recognized in the period that includes the enactment date.

Deferred tax assets are reduced by valuation allowances if, based on the consideration of all available evidence, it is more likely than not that some portion of the deferred tax asset will not be realized. Significant weight is given to evidence that can be objectively verified. The Company evaluates deferred income taxes on a quarterly basis to determine if valuation allowances are required by considering available evidence. Deferred tax assets are realized by having sufficient future taxable income to allow the related tax benefits to reduce taxes otherwise payable. The sources of taxable income that may be available to realize the benefit of deferred tax assets are future reversals of existing taxable temporary differences, future taxable income exclusive of reversing temporary differences and carryforwards, taxable income in carry-back years and tax planning strategies that are both prudent and feasible.

The Company recognizes the effect of income tax positions only if sustaining those positions is more likely than not. Changes in recognition or measurement are reflected in the period in which a change in judgment occurs. The Company records interest related to unrecognized tax benefits in Interest expense and penalties in Selling, general and administrative expenses in the Company's consolidated statements of operations.

Long-term Receivables

Long-term Receivables: Long-term receivables include trade receivables where contractual terms of the note agreement are greater than one year. Long-term receivables are considered impaired when management determines collection of all amounts due according to the contractual terms of the note agreement, including principal and interest, is no longer probable. Impaired long-term receivables are valued based on the present value of expected future cash flows, discounted at the receivable's effective rate of interest, or the fair value of the collateral if the receivable is collateral dependent. Interest income and late fees on impaired long-term receivables are recognized only when payments are received. Previously impaired long-term receivables are no longer considered impaired and are reclassified to performing when they have performed under a workout or restructuring for four consecutive quarters.

Foreign Currency

Foreign Currency: Certain of the Company's non-U.S. operations use their respective local currency as their functional currency. Those operations that do not have the U.S. dollar as their functional currency translate assets and liabilities at current rates of exchange in effect at the balance sheet date and revenues and expenses using rates that approximate those in effect during the period. The resulting translation adjustments are included as a component of Accumulated other comprehensive income (loss) in the Company's consolidated balance sheets. For those operations that have the U.S. dollar as their functional currency, transactions denominated in the local currency are measured in U.S. dollars using the current rates of exchange for monetary assets and liabilities and historical rates of exchange for nonmonetary assets. Gains and losses from remeasurement of monetary assets and liabilities are included in Other within Other income (expense) within the Company's consolidated statements of operations.

Derivative Instruments

Derivative Instruments: Gains and losses on hedges of existing assets or liabilities are marked-to-market and the result is included in Other within Other income (expense) within the Company's consolidated statements of operations. Gains and losses on financial instruments that qualify for hedge accounting and are used to hedge firm future commitments or forecasted transactions are deferred until such time as the underlying transactions are recognized or recorded immediately when the transaction is no longer expected to occur. Gains or losses on financial instruments that do not qualify as hedges are recognized immediately as income or expense.

Earnings (Loss) Per Share

Earnings (Loss) Per Share: The Company calculates its basic earnings (loss) per share based on the weighted-average effect of all common shares issued and outstanding. Net earnings (loss) attributable to Motorola Solutions, Inc. is divided by the weighted average common shares outstanding during the period to arrive at the basic earnings (loss) per share. Diluted earnings (loss) per share is calculated by dividing net earnings (loss) attributable to Motorola Solutions, Inc. by the sum of the weighted average number of common shares used in the basic earnings (loss) per share calculation and the weighted average number of common shares that would be issued assuming exercise or conversion of all potentially dilutive securities, excluding those securities that would be anti-dilutive to the earnings (loss) per share calculation. Both basic and diluted earnings (loss) per share amounts are calculated for earnings (loss) from continuing operations and net earnings (loss) attributable to Motorola Solutions, Inc. for all periods presented. All earnings (loss) per share information presented gives effect to the Reverse Stock Split, which occurred on January 4, 2011.

Share-Based Compensation Costs

Share-Based Compensation Costs: The Company has incentive plans that reward employees with stock options, stock appreciation rights, restricted stock and restricted stock units, as well as an employee stock purchase plan. The amount of compensation cost for these share-based awards is measured based on the fair value of the awards, as of the date that the share-based awards are issued and adjusted to the estimated number of awards that are expected to vest. The fair value of stock options, stock appreciation rights and the employee stock purchase plan is generally determined using a Black-Scholes option pricing model which incorporates assumptions about expected volatility, risk free rate, dividend yield, and expected life. Compensation cost for share-based awards is recognized on a straight-line basis over the vesting period.

Retirement Benefits

Retirement Benefits: The Company records annual expenses relating to its pension benefit and postretirement plans based on calculations which include various actuarial assumptions, including discount rates, assumed asset rates of return, compensation increases, turnover rates and health care cost trend rates. The Company reviews its actuarial assumptions on an annual basis and makes modifications to the assumptions based on current rates and trends. The effects of the gains, losses, and prior service costs and credits are amortized over future service periods. The funding status, or projected benefit obligation less plan assets, for each plan, is reflected in the Company's consolidated balance sheets using a December 31 measurement date.

Advertising Expense

Advertising Expense: Advertising expenses, which are the external costs of marketing the Company's products, are expensed as incurred. Advertising expenses were  $109 million,  $123 million and  $184 million for the years ended December 31, 2010, 2009 and 2008, respectively.

Use of Estimates

Use of Estimates: The preparation of the accompanying consolidated financial statements in conformity with accounting principles generally accepted in the U.S. requires management to make estimates and assumptions about future events. These estimates and the underlying assumptions affect the amounts of assets and liabilities reported, disclosures about contingent assets and liabilities, and reported amounts of revenues and expenses. Such estimates include the valuation of accounts receivable and long-term receivables, inventories, Sigma Fund, investments, goodwill, intangible and other long-lived assets, legal contingencies, guarantee obligations, indemnifications and assumptions used in the calculation of income taxes, retirement and other post-employment benefits and allowances for discounts, price protection, product returns and customer incentives, among others. These estimates and assumptions are based on management's best estimates and judgment. Management evaluates its estimates and assumptions on an ongoing basis using historical experience and other factors, including the current economic environment, which management believes to be reasonable under the circumstances. The Company adjusts such estimates and assumptions when facts and circumstances dictate. Illiquid credit markets, volatile equity, foreign currency, energy markets and declines in consumer spending have combined to increase the uncertainty inherent in such estimates and assumptions. As future events and their effects cannot be determined with precision, actual results could differ significantly from these estimates. Changes in those estimates resulting from continuing changes in the economic environment will be reflected in the financial statements in future periods.

Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Net sales as reported and pro forma net sales

Year Ended December 31, 2010	As Reported	Pro Forma Basis
Net sales	$7,871	$7,832

Discontinued Operations (Tables)	12 Months Ended
Dec. 31, 2010
Discontinued Operations
Summarized activity of discontinued operations

The following table displays summarized activity in the Company's consolidated statements of operations for discontinued operations during the years ended December 31, 2010, 2009 and 2008.

Years Ended December 31	2010	2009	2008
Net sales	$15,002	$14,967	$22,147
Operating earnings (loss)	574	(728)	(1,711)
Gains on sales of investments and businesses, net	19	156	17
Earnings (loss) before income taxes	572	(640)	(1,636)
Income tax expense (benefit)	198	(166)	(874)
Earnings (loss) from discontinued operations, net of tax	374	(474)	(762)

The following table displays a summary of the assets and liabilities held for disposition as of December 31, 2010 and December 31, 2009.

December 31	2010	2009
Assets
Accounts receivable, net	$2,072	$2,142
Inventories, net	1,040	900
Other current assets	1,492	1,880
Property, plant and equipment, net	1,013	1,143
Investments	145	60
Goodwill	1,504	1,394
Other assets	514	587

	$7,780	$8,106

Liabilities
Accounts payable	$2,060	$1,860
Accrued liabilities	2,740	3,027
Other liabilities	737	711

	$5,537	$5,598

Other Financial Data (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Other Financial Data
Other Charges

Years Ended December 31	2010	2009	2008
Other charges (income):
Intangibles amortization	$203	$218	$227
Reorganization of businesses	54	88	60
IP settlements and reserve adjustments	(78)	—	—
Legal settlements and related insurance matters, net	(29)	(75)	14
Environmental reserve charge	—	24	—
Asset impairments charges	—	—	1,564
Gain on sale of property, plant and equipment	—	—	(48)

	$150	$255	$1,817

Other Income (Expense)

Years Ended December 31	2010	2009	2008
Interest income, net:
Interest expense	$(217)	$(207)	$(210)
Interest income	88	74	245

	$(129)	$(133)	$35

Other:
Investment impairments	$(21)	$(75)	$(333)
Gain (loss) from the extinguishment of the Company's outstanding long-term debt	(12)	67	14
Foreign currency gain (loss)	12	14	(69)
Gain (loss) on Sigma Fund investments	11	80	(101)
Impairment charges on Sigma Fund investments	—	—	(186)
U.S. pension plan freeze curtailment gain	—	—	237
Gain on interest rate swaps	—	—	24
Other	3	6	(3)

	$(7)	$92	$(417)

Earnings (Loss) Per Common Share

	Earnings (loss) from Continuing Operations			Net Earnings (loss) attributable to Motorola Solutions, Inc.
Years Ended December 31	2010	2009	2008	2010	2009	2008
Basic earnings (loss) per common share:
Earnings (loss)	$259	$423	$(3,482)	$633	$(51)	$(4,244)
Weighted average common shares outstanding	333.3	327.9	323.6	333.3	327.9	323.6

Per share amount	$0.78	$1.29	$(10.76)	$1.90	$(0.16)	$(13.11)

Diluted earnings (loss) per common share:
Earnings (loss)	$259	$423	$(3,482)	$633	$(51)	$(4,244)

Weighted average common shares outstanding	333.3	327.9	323.6	333.3	327.9	323.6
Add effect of dilutive securities:
Share-based awards and other	4.8	2.0	—	4.8	2.0	—

Diluted weighted average common shares outstanding	338.1	329.9	323.6	338.1	329.9	323.6

Per share amount	$0.77	$1.28	$(10.76)	$1.87	$(0.15)	$(13.11)

Sigma Fund

	December 31, 2010		December 31, 2009
Fair Value	Current	Non-current	Current	Non-current
Cash	$2,355	$—	$202	$—
Securities:
U.S. government and agency obligations	2,291	—	4,408	—
Corporate bonds	—	58	367	63
Asset-backed securities	—	1	66	—
Mortgage-backed securities	—	11	49	3

	$4,646	$70	$5,092	$66

Investments

	Recorded Value		Less
December 31, 2010	Short-term Investments	Investments	Unrealized Gains	Unrealized Losses	Cost Basis
Certificates of deposit	$7	$—	$—	$—	$7
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	17	—	—	17
Corporate bonds	2	11	—	—	13
Mortgage-backed securities	—	3	—	—	3
Common stock and equivalents	—	12	4	—	8

	9	43	4	—	48
Other securities, at cost	—	113	—	—	113
Equity method investments	—	16	—	—	16

	$9	$172	$4	$—	$177

	Recorded Value		Less
December 31, 2009	Short-term Investments	Investments	Unrealized Gains	Unrealized Losses	Cost Basis
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$23	$1	$—	$22
Corporate bonds	2	10	—	—	12
Mortgage-backed securities	—	3	—	—	3
Common stock and equivalents	—	126	97	(1)	30

	2	162	98	(1)	67
Other securities, at cost	—	209	—	—	209
Equity method investments	—	27	—	—	27

	$2	$398	$98	$(1)	$303

Gains on Sales of Investments and Businesses

Years Ended December 31	2010	2009	2008
Gains on sales of investments, net	$49	$91	$64
Gain on sales of businesses, net	—	17	—

	$49	$108	$64

Accounts Receivable

December 31	2010	2009
Accounts receivable	$1,596	$1,369
Less allowance for doubtful accounts	(49)	(16)

	$1,547	$1,353

Inventories

December 31	2010	2009
Finished goods	$386	$341
Work-in-process and production materials	292	208

	678	549
Less inventory reserves	(157)	(140)

	$521	$409

Other Current Assets
	$1,012	$1,012
December 31	2010	2009
Costs and earnings in excess of billings	$291	$257
Contract-related deferred costs	160	123
Tax-related refunds receivable	116	100
Other	181	225

	$748	$705

Property, Plant and Equipment

December 31	2010	2009
Land	$71	$78
Building	804	852
Machinery and equipment	2,094	1,881

	2,969	2,811
Less accumulated depreciation	(2,047)	(1,799)

	$922	$1,012

Other Assets
	$1,012	$1,012
December 31	2010	2009
Long-term receivables, net of allowances of $1 and $7	$251	$102
Intangible assets, net of accumulated amortization of $947 and $757	246	453
Other	237	294

	$734	$849

Accrued Liabilities
	$1,012	$1,012
December 31	2010	2009
Deferred revenue	$746	$556
Compensation	558	376
Billings in excess of costs and earnings	226	253
Tax liabilities	179	192
Customer reserves	117	97
Other	748	795

	$2,574	$2,269

Other Liabilities

December 31	2010	2009
Defined benefit plans, including split dollar life insurance policies	$2,113	$2,386
Postretirement health care benefits plan	277	287
Deferred revenue	272	274
Unrecognized tax benefits	70	170
Other	313	373

	$3,045	$3,490

Debt and Credit Facilities (Tables)	12 Months Ended
Dec. 31, 2010
Debt and Credit Facilities
Long-Term Debt

December 31	2010	2009
7.625% notes due 2010	$—	$527
8.0% notes due 2011	600	600
5.375% senior notes due 2012	400	400
6.0% senior notes due 2017	399	399
6.5% debentures due 2025	313	377
7.5% debentures due 2025	346	346
6.5% debentures due 2028	209	283
6.625% senior notes due 2037	224	444
5.22% debentures due 2097	89	196
Other long-term debt	53	107

	2,633	3,679
Adjustments, primarily unamortized gains on interest rate swap terminations	70	110
Less: current portion	(605)	(531)

Long-term debt	$2,098	$3,258

Other Short-Term Debt

December 31	2010	2009
Notes to banks	$—	$5
Add: current portion of long-term debt	605	531

Notes payable and current portion of long-term debt	$605	$536

Weighted average interest rates on short-term borrowings throughout the year	3.1%	3.1%

Risk Management (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Risk Management
Notional amounts of the positions to buy or sell foreign currency

	Notional Amount
Net Buy (Sell) by Currency	December 31, 2010	December 31, 2009
Chinese Renminbi	$(423)	$(297)
Euro	(195)	(350)
Brazilian Real	(43)	(35)
Malaysian Ringgit	64	16
British Pound	187	143

The fair values and location in condensed consolidated balance sheet of all derivatives

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2010	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$1	Other assets	$—	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	4	Other assets	15	Other liabilities
Interest agreement contracts	—	Other assets	3	Other liabilities

Total derivatives not designated as hedging instruments	4		18

Total derivatives	$5		$18

	Fair Values of Derivative Instruments
	Assets		Liabilities
December 31, 2009	Fair Value	Balance Sheet Location	Fair Value	Balance Sheet Location
Derivatives designated as hedging instruments:
Foreign exchange contracts	$5	Other assets	$1	Other liabilities
Derivatives not designated as hedging instruments:
Foreign exchange contracts	10	Other assets	16	Other liabilities
Interest agreement contracts	—	Other assets	4	Other liabilities

Total derivatives not designated as hedging instruments	10		20

Total derivatives	$15		$21

The effect of derivative instruments in condensed consolidated statements of operations
	December 31,		Statement of Operations Location
Gain (Loss) on Derivative Instruments	2010	2009
Derivatives not designated as hedging instruments:
Interest rate contracts	(16)	(16)	Other income (expense)
Foreign exchange contracts	(33)	(166)	Other income (expense)

Total derivatives not designated as hedging instruments	$(49)	$(182)

The following table summarizes the gains and losses recognized in the consolidated financial statements, including amounts related to discontinued operations, for the years ended December 31, 2010 and 2009:

	December 31,		Financial Statement
Foreign Exchange Contracts	2010	2009	Location
Derivatives in cash flow hedging relationships:
Gain/(Loss) recognized in Accumulated other comprehensive loss (effective portion)	$(9)	$—	Accumulated other comprehensive loss
Loss reclassified from Accumulated other comprehensive loss into Net earnings (loss) (effective portion)	(6)	(18)	Cost of sales/Sales
Gain (loss) recognized in Net earnings (loss) on derivative (ineffective portion and amount excluded from effectiveness testing)	1	—	Other income (expense)

Accumulated other comprehensive income (loss) within the consolidated statements of stockholders' equity

	2010	2009	2008
Balance at January 1	$2	$(7)	$—
Increase (decrease) in fair value	3	21	(9)
Reclassifications to earnings, net of tax	(5)	(12)	2

Balance at December 31	$—	$2	$(7)

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2010
Income Taxes
Earnings from continuing operations before income taxes

Years Ended December 31	2010	2009	2008
United States	$402	$377	$(1,440)
Other nations	289	260	443

	$691	$637	$(997)

Income tax expense (benefit)

Years Ended December 31	2010	2009	2008
United States	$(45)	$66	$(453)
Other nations	183	78	348
States (U.S.)	74	6	(5)

Current income tax expense (benefit)	212	150	(110)

United States	385	(38)	2,559
Other nations	(55)	103	42
States (U.S.)	(127)	(24)	(10)

Deferred income tax expense	203	41	2,591

Total income tax expense	$415	$191	$2,481

Federal statutory tax rate and income tax expense

Years Ended December 31	2010	2009	2008
Income tax expense (benefit) at statutory rate	$242	$223	$(349)
Taxes on non-U.S. earnings	(11)	(22)	40
State income taxes	(34)	(11)	(10)
Valuation allowances	(18)	(28)	2,321
Goodwill impairment	—	—	555
Tax on undistributed non-U.S. earnings	287	45	15
Other provisions	(44)	(6)	(91)
Research credits	(6)	(6)	(1)
Tax law changes	18	—	—
Section 199 deduction	(20)	(7)	—
Other	1	3	1

	$415	$191	$2,481

Components of deferred tax assets and liabilities

December 31	2010	2009
Inventory	$114	$117
Accrued liabilities and allowances	231	247
Employee benefits	1,083	1,336
Capitalized items	386	426
Tax basis differences on investments	40	63
Depreciation tax basis differences on fixed assets	66	19
Undistributed non-U.S. earnings	(481)	(235)
Tax carryforwards	1,617	2,881
Business reorganization	24	30
Warranty and customer reserves	56	85
Deferred revenue and costs	242	166
Valuation allowances	(508)	(1,893)
Deferred charges	37	51
Other	(118)	(12)

	$2,789	$3,281

Summary of tax credit carryforwards

December 31, 2010	Gross Tax Loss	Tax Effected	Expiration Period
United States:
U.S. tax losses	$131	$46	2018-2027
Foreign tax credits	n/a	843	2017-2019
General business credits	n/a	277	2021-2030
Minimum tax credits	n/a	109	Unlimited
State tax losses	1,676	51	2011-2030
State tax credits	n/a	21	2011-2025
Non-U.S. Subsidiaries:
China tax losses	208	52	2012-2015
Japan tax losses	79	32	2015-2017
United Kingdom tax losses	55	15	Unlimited
Germany tax losses	252	72	Unlimited
Singapore tax losses	101	17	Unlimited
Other subsidiaries tax losses	40	10	Various
Spain tax credits	n/a	29	2018-2022
Other subsidiaries tax credits	n/a	43	Various

		$1,617

Unrecognized tax benefits, including those attributable to discontinued operations

	2010	2009
Balance at January 1	$417	$858
Additions based on tax positions related to current year	25	27
Additions for tax positions of prior years	59	53
Reductions for tax positions of prior years	(157)	(96)
Settlements	(142)	(423)
Lapse of statute of limitations	(4)	(2)

Balance at December 31	$198	$417

Summary of open tax years by major jurisdiction

Jurisdiction	Tax Years
United States	2007—2010
China	2001—2010
France	2004—2010
Germany	2008—2010
India	1996—2010
Israel	2007—2010
Japan	2004—2010
Malaysia	1998—2010
Singapore	1999—2010
United Kingdom	2004—2010

Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2010
Status of the Company plans

	2010			2009
	Regular	Officers' and MSPP	Non U.S.	Regular	Officers' and MSPP	Non U.S.
Change in benefit obligation:
Benefit obligation at January 1	$5,821	$52	$1,576	$5,110	$116	$1,221
Service cost	—	—	24	14	—	26
Interest cost	341	3	84	336	6	77
Plan amendments	—	—	(115)	—	—	2
Settlement/curtailment	—	—	2	—	—	(7)
Actuarial (gain) loss	173	4	54	592	(20)	214
Foreign exchange valuation adjustment	—	—	(71)	—	—	87
Employee contributions	—	—	5	—	—	6
Tax payments	—	(3)	—	—	(1)	—
Benefit payments	(206)	(12)	(54)	(231)	(49)	(50)

Benefit obligation at December 31	6,129	44	1,505	5,821	52	1,576

Change in plan assets:
Fair value at January 1	3,898	17	1,147	3,295	56	957
Return on plan assets	466	1	124	754	1	123
Company contributions	150	7	47	80	10	39
Employee contributions	—	—	5	—	—	6
Foreign exchange valuation adjustment	—	—	(43)	—	—	72
Tax payments from plan assets	—	(1)	—	—	(1)	—
Benefit payments from plan assets	(206)	(12)	(54)	(231)	(49)	(50)

Fair value at December 31	4,308	12	1,226	3,898	17	1,147

Funded status of the plan	(1,821)	(32)	(279)	(1,923)	(35)	(429)
Unrecognized net loss	2,799	11	323	2,863	13	342
Unrecognized prior service cost	—	—	(99)	—	—	6

Prepaid (accrued) pension cost	$978	$(21)	$(55)	$940	$(22)	$(81)

Components of prepaid (accrued) pension cost:
Non-current benefit liability	$(1,821)	$(32)	$(279)	$(1,923)	$(35)	$(429)
Deferred income taxes	1,033	4	35	1,062	6	24
Accumulated other comprehensive income (loss)	1,766	7	189	1,801	7	324

Prepaid (accrued) pension cost	$978	$(21)	$(55)	$940	$(22)	$(81)

Accumulated Benefit Obligations for the Plans

	2010			2009
December 31	Regular	Officers' and MSPP	Non U.S.	Regular	Officers' and MSPP	Non U.S.
Accumulated benefit obligation	$6,129	$44	$1,482	$5,821	$52	$1,527

Affect of One Percentage Point Change In Trend Rate on Accumulated Postretirement Benefit Obligation

	1% Point Increase	1% Point Decrease
Increase (decrease) in:
Accumulated postretirement benefit obligation	$14	$(13)
Net retiree health care expense	1	(1)

Pension Benefit Plans [Member]
Weighted Average Actuarial Assumptions Used to Determine Costs for the Plans

	2010		2009
December 31	U.S.	Non U.S.	U.S.	Non U.S.
Discount rate	6.00%	5.39%	6.75%	6.23%
Investment return assumption (Regular Plan)	8.25%	6.86%	8.25%	6.86%
Investment return assumption (Officers' Plan)	6.00%	N/A	6.00%	N/A

Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations for the Plans

	2010		2009
December 31	U.S.	Non U.S.	U.S.	Non U.S.
Discount rate	5.75%	5.07%	6.00%	5.46%
Future compensation increase rate (Regular Plan)	0.00%	2.61%	0.00%	4.28%
Future compensation increase rate (Officers' Plan)	0.00%	N/A	0.00%	N/A

Plan Target Asset Allocation

	Target Mix
Asset Category	2010	2009
Equity securities	63%	63%
Fixed income securities	35%	35%
Cash and other investments	2%	2%

Plan Actual Asset Allocation

	Actual Mix
December 31	2010	2009
Equity securities	66%	65%
Fixed income securities	32%	32%
Cash and other investments	2%	3%

Expected Future Service Benefit Payments

Year	Regular	Officer's and MSPP	Non U.S.
2011	$250	$8	$52
2012	261	2	54
2013	272	5	56
2014	310	2	58
2015	319	2	61
2016-2020	1,803	19	341

Regular Pension Plan [Member]
Net Benefit Plan Cost

Years Ended December 31	2010	2009	2008
Service cost	$—	$14	$98
Interest cost	341	336	323
Expected return on plan assets	(377)	(380)	(391)
Amortization of:
Unrecognized net loss	148	78	52
Unrecognized prior service cost	—	—	(31)
Curtailment gain	—	—	(232)

Net periodic pension cost (benefit)	$112	$48	( $181)

Officers Plan and MSPP [Member]
Net Benefit Plan Cost

Years Ended December 31	2010	2009	2008
Service cost	$—	$—	$3
Interest cost	3	6	7
Expected return on plan assets	(1)	(2)	(2)
Amortization of:
Unrecognized net loss	3	3	1
Unrecognized prior service cost	—	—	(1)
Curtailment gain	—	—	(5)
Settlement loss	2	17	5

Net periodic pension cost	$7	$24	$8

Non-U.S. Plans [Member]
Net Benefit Plan Cost

Years Ended December 31	2010	2009	2008
Service cost	$24	$26	$34
Interest cost	84	77	87
Expected return on plan assets	(81)	(69)	(84)
Amortization of:
Unrecognized net loss	19	7	1
Unrecognized prior service cost	(4)	1	1
Settlement/curtailment gain	(4)	(1)	(7)

Net periodic pension cost	$38	$41	$32

Postretirement Health Care Benefit Plans [Member]
Net Benefit Plan Cost

Years Ended December 31	2010	2009	2008
Service cost	$6	$6	$6
Interest cost	23	27	26
Expected return on plan assets	(16)	(18)	(20)
Amortization of:
Unrecognized net loss	7	7	5
Unrecognized prior service cost	(2)	(2)	(2)

Net postretirement health care expense	$18	$20	$15

Status of the Company plans

	2010	2009
Change in benefit obligation:
Benefit obligation at January 1	$461	$429
Service cost	6	6
Interest cost	23	27
Actuarial (gain) loss	(17)	32
Benefit payments	(26)	(33)

Benefit obligation at December 31	447	461

Change in plan assets:
Fair value at January 1	174	168
Return on plan assets	20	35
Company contributions	—	—
Benefit payments made with plan assets	(24)	(29)

Fair value at December 31	170	174

Funded status of the plan	(277)	(287)
Unrecognized net loss	204	231
Unrecognized prior service cost	(1)	(3)

Accrued postretirement health care cost	$(74)	$(59)

Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations for the Plans

December 31	2010	2009
Discount rate for obligations	5.25%	5.75%
Investment return assumptions	8.25%	8.25%

Plan Target Asset Allocation

	Target Mix
Asset Category	2010	2009
Equity securities	65%	65%
Fixed income securities	34%	34%
Cash and other investments	1%	1%

Plan Actual Asset Allocation

	Actual Mix
December 31	2010	2009
Equity securities	65%	67%
Fixed income securities	33%	30%
Cash and other investments	2%	3%

Expected Future Service Benefit Payments

Year
2011	$33
2012	32
2013	31
2014	30
2015	29
2016-2020	152

Components of Accrued Postretirement Health Care Cost

Years Ended December 31	2010	2009
Non-current liability	$(277)	$(287)
Tax impact of Medicare Part D subsidy law change	18	—
Deferred income taxes	72	101
Accumulated other comprehensive income	113	127

Accrued postretirement health care cost	$(74)	$(59)

Share-Based Compensation Plans and Other Incentive Plans (Tables)	12 Months Ended
Dec. 31, 2010
Share-Based Compensation Plans and Other Incentive Plans
Value of stock option weighted- average assumptions

	2010	2009	2008
Expected volatility	41.7%	57.1%	56.4%
Risk-free interest rate	2.1%	1.9%	2.4%
Dividend yield	0.0%	0.0%	2.7%
Expected life (years)	6.1	3.9	5.5

Stock option activity

	2010		2009		2008
Years Ended December 31	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price	Shares Subject to Options	Wtd. Avg. Exercise Price
Options outstanding at January 1	23,061	$84	32,592	$120	32,036	$131
Options granted	1,630	50	8,939	45	5,681	58
Options exercised	(1,559)	42	(206)	42	(274)	50
Options terminated, canceled or expired	(3,518)	104	(18,264)	128	(4,851)	123

Options outstanding at December 31	19,614	81	23,061	84	32,592	120

Options exercisable at December 31	12,429	99	11,037	121	21,153	134
Approx. number of employees granted options	529		22,095		3,300

Stock options outstanding and exercisable

	Options Outstanding			Options Exercisable
Exercise price range	No. of options	Wtd. avg. Exercise Price	Wtd. avg. contractual life (in yrs.)	No. of options	Wtd. avg. Exercise Price
Under $49	9,059	$43	7	3,856	$41
$49- $97	6,801	65	5	4,914	65
$98- $146	1,537	116	4	1,442	115
$147- $195	233	149	5	233	149
$196- $244	—	—	—	—	—
$245- $293	1,983	275	4	1,983	275
$294- $330	1	313	4	1	313

	19,614			12,429

Restricted stock and restricted stock unit activity

	2010		2009		2008
Years Ended December 31	RSU	Wtd. Avg. Grant Date Fair Value	RSU	Wtd Avg. Grant Date Fair Value	RS and RSU	Wtd Avg. Grant Date Fair Value
RS and RSU outstanding at January 1	8,061	$55	4,604	$76	1,536	$119
Granted	4,772	49	5,478	43	3,872	64
Vested	(2,407)	58	(988)	80	(330)	121
Terminated, canceled or expired	(867)	56	(1,033)	60	(474)	94

RSU outstanding at December 31	9,559	51	8,061	55	4,604	76
Approx. number of employees granted RSUs	29,973		26,969		28,981

Compensation expense for the Company's employee stock options, stock appreciation rights, employee stock purchase plans, restricted stock and restricted stock units ("RSUs")

Year Ended December 31	2010	2009	2008
Share-based compensation expense included in:
Costs of sales	$19	$16	$16
Selling, general and administrative expenses	82	80	73
Research and development expenditures	43	41	42

Share-based compensation expense included in Operating earnings (loss)	144	137	131
Tax benefit	43	43	41

Share-based compensation expense, net of tax	$101	$94	$90

Decrease in basic earnings per share	$(0.30)	$(0.29)	$(0.28)
Decrease in diluted earning per share	$(0.30)	$(0.29)	$(0.28)
Share-based compensation expense in discontinued operations	$164	$159	$149

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2010
Financial assets and liabilities

December 31, 2010	Level 1	Level 2	Level 3	Total
Assets:
Sigma Fund securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$2,291	$—	$2,291
Corporate bonds	—	43	15	58
Asset-backed securities	—	1	—	1
Mortgage-backed securities	—	11	—	11
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	17	—	17
Corporate bonds	—	11	—	11
Mortgage-backed securities	—	3	—	3
Common stock and equivalents	2	10	—	12
Foreign exchange derivative contracts*	—	5	—	5
Liabilities:
Foreign exchange derivative contracts*	—	15	—	15
Interest agreement derivative contracts	—	3	—	3
*	Includes amounts included in held for disposition businesses.

December 31, 2009	Level 1	Level 2	Level 3	Total
Assets:
Sigma Fund securities:
U.S. government, agency and government-sponsored enterprise obligations	$—	$4,408	$—	$4,408
Corporate bonds	—	411	19	430
Asset-backed securities	—	66	—	66
Mortgage-backed securities	—	52	—	52
Available-for-sale securities:
U.S. government, agency and government-sponsored enterprise obligations	—	23	—	23
Corporate bonds	—	10	—	10
Mortgage-backed securities	—	3	—	3
Common stock and equivalents	115	11	—	126
Foreign exchange derivative contracts*	—	15	—	15
Liabilities:
Foreign exchange derivative contracts*	—	17	—	17
Interest agreement derivative contracts	—	4	—	4
*	Includes amounts included in held for disposition businesses.

Changes in fair value of our Level 3 assets

	2010	2009
Balance at January 1	$19	$134
Transfers to (from) Level 3	3	(16)
Payments received and securities sold	(11)	(78)
Permanent impairments	—	(2)
Mark-to-market gain (loss) on Sigma Fund investments included in Other income (expense)	4	(19)

Balance at December 31	$15	$19

Regular Plan [Member]
Changes in fair value of our Level 3 assets

2010
Balance at January 1	$7
Gain on assets held	1
Sales	(1)
Transfers out, net	(7)

Balance at December 31	$—

Pension and postretirement health care plan assets

December 31, 2010	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$1,222	$3	—	$1,225
Commingled equity funds	—	1,597	—	1,597
Preferred stock	9	—	—	9
U.S. government and agency obligations	—	100	—	100
Other government bonds	—	5	—	5
Corporate bonds	—	185	—	185
Mortgage-backed bonds	—	197	—	197
Asset-backed bonds	—	40	—	40
Commingled bond funds	—	850	—	850
Commingled short-term investment funds	—	76	—	76
Invested cash	—	16	—	16

Total investment securities	$1,231	$3,069	$—	$4,300
Accrued income receivable				8

Fair value plan assets				$4,308

Officers Plan [Member]
Pension and postretirement health care plan assets

December 31, 2010	Level 1	Level 2	Level 3	Total
U.S. government and agencies	$—	$9	$—	$9
Corporate bonds	—	1	—	1
Mortgage-backed bonds	—	1	—	1
Commingled short-term investment funds	—	1	—	1

Fair value plan assets	$—	$12	$—	$12

Non-U.S. Plan [Member]
Changes in fair value of our Level 3 assets

2010
Balance at January 1	$65
Gain on assets held	1
Foreign exchange valuation adjustment	(5)

Balance at December 31	$61

Pension and postretirement health care plan assets

December 31, 2010	Level 1	Level 2	Level 3	Total
Common stock and equivalents	$339	$—	$—	$339
Commingled equity funds	—	389	—	389
Corporate bonds	—	98	—	98
Government and agency obligations	—	91	—	91
Commingled bond funds	—	236	—	236
Short-term investment funds	—	1	—	1
Insurance contracts	—	—	61	61

Total investment securities	$339	$815	$61	$1,215
Cash				8
Accrued income receivable				3

Fair value plan assets				$1,226

Long-term Customer Financing and Sales of Receivables (Tables)	12 Months Ended
Dec. 31, 2010
Long-term Customer Financing and Sales of Receivables
Long-term Customer Financing

December 31	2010	2009
Long-term receivables	$265	$137
Less allowance for losses	(1)	(7)

	264	130
Less current portion	(13)	(28)

Non-current long-term receivables, net	$251	$102

Financing Receivables Aging Analysis

December 31, 2010	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$16	$—	$—	$—
Commercial loans and leases secured	67	1	—	—
Commercial loans unsecured	182	—	—	—

Total long-term receivables	$265	$1	$—	$—

December 31, 2009	Total Long-term Receivable	Current Billed Due	Past Due Under 90 Days	Past Due Over 90 Days
Municipal leases secured tax exempt	$8	$—	$—	$—
Commercial loans and leases secured	72	—	5	—
Commercial loans unsecured	57	—	—	2

Total long-term receivables	$137	$—	$5	$2

Proceeds received from non-recourse sales of accounts receivable and long-term receivables

Years Ended December 31	2010	2009	2008
Cumulative annual proceeds received from one-time sales:
Accounts receivable sales proceeds	$30	$46	$53
Long-term receivables sales proceeds	67	72	113

Total proceeds from one-time sales	97	118	166
Cumulative annual proceeds received from sales under committed facilities	70	234	563

Total proceeds from receivables sales	$167	$352	$729

Information by Segment and Geographic Region (Tables)	12 Months Ended
Dec. 31, 2010
Information by Segment and Geographic Region
Operating business segment

	Net Sales			Operating Earnings (Loss)
Years Ended December 31	2010	2009	2008	2010	2009	2008
Government	$5,135	$4,876	$5,259	$566	$542	$630
Enterprise	2,736	2,304	2,881	212	28	(1,309)

	$7,871	$7,180	$8,140

Operating earnings (loss)				778	570	(679)
Total other income (expense)				(87)	67	(318)

Earnings (loss) from continuing operations before income taxes				$691	$637	$(997)

Corporate-related expenses and assets

	Assets			Capital Expenditures			Depreciation Expense
Years Ended December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008
Government	$3,427	$2,884	$3,263	$172	$115	$194	$110	$115	$113
Enterprise	2,721	2,842	2,778	20	21	63	29	55	63

	6,148	5,726	6,041	$192	$136	$257	$139	$170	$176
Other	11,649	11,771	11,729

	17,797	17,497	17,770
Discontinued operations	7,780	8,106	10,099

	$25,577	$25,603	$27,869

Geographic area information

	Net Sales			Assets			Property, Plant, and Equipment, net
Years Ended December 31	2010	2009	2008	2010	2009	2008	2010	2009	2008
United States	$3,679	$3,470	$3,742	$10,501	$10,063	$9,324	$484	$351	$413
China	322	257	275	1,823	1,716	1,899	9	13	16
United Kingdom	589	533	752	850	1,084	1,011	23	26	23
Israel	229	242	318	1,366	1,321	1,264	40	172	139
Japan	112	110	100	724	684	741	61	56	61
Other nations, net of eliminations	2,940	2,568	2,953	2,533	2,629	3,531	305	394	386

	$7,871	$7,180	$8,140	$17,797	$17,497	$17,770	$922	$1,012	$1,038

Reorganization of Businesses (Tables)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reorganization of Businesses
Restructuring and related activities

Year Ended December 31,	2010
Government	$57
Enterprise	16

$73

Year Ended December 31,	2009
Government	$67
Enterprise	35

$102

Year Ended December 31,	2008
Government	$45
Enterprise	20

$65

Reorganization of businesses accruals

	Accruals at January 1, 2010	Additional Charges	Adjustments	Amount Used	Accruals at December 31, 2010
Exit costs	$16	$16	$(3)	$(12)	$17
Employee separation costs	31	73	(13)	(41)	50

	$47	$89	$(16)	$(53)	$67

2009	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$14	$6	$(1)	$(3)	$16
Employee separation costs	42	114	(17)	(108)	31

	$56	$120	$(18)	$(111)	$47

2008	Accruals at January 1	Additional Charges	Adjustments	Amount Used	Accruals at December 31
Exit costs	$24	$—	$(3)	$(7)	$14
Employee separation costs	56	80	(12)	(82)	42

	$80	$80	$(15)	$(89)	$56

Intangible Assets and Goodwill (Tables)	12 Months Ended
Dec. 31, 2010
Intangible Assets and Goodwill
Intangible Assets

	2010		2009
December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Intangible assets:
Completed technology	$642	$532	$645	$412
Patents	277	211	277	157
Customer-related	148	90	162	82
Licensed technology	25	18	25	16
Other intangibles	101	96	101	90

	$1,193	$947	$1,210	$757

Intangible Assets By Reporting Segment

	2010		2009
December 31	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Government	$140	$130	$156	$135
Enterprise	1,053	817	1,054	622

	$1,193	$947	$1,210	$757

Goodwill

	Government	Enterprise	Total Company
Balances as of January 1, 2008:
Aggregate goodwill acquired	$335	$2,581	$2,916
Accumulated impairment losses	—	—	—

Goodwill, net of impairment losses	335	2,581	2,916

Goodwill acquired	—	60	60
Impairment losses	—	(1,564)	(1,564)
Adjustments	15	13	28

Balance as of December 31, 2008:
Aggregate goodwill acquired	350	2,654	3,004
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	350	1,090	1,440

Goodwill acquired	—	—	—
Impairment losses	—	—	—
Adjustments	—	(11)	(11)

Balance as of December 31, 2009:
Aggregate goodwill acquired	350	2,643	2,993
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	350	1,079	1,429
Goodwill acquired	—	—	—
Impairment losses	—	—	—
Adjustments	—	—	—

Balance as of December 31, 2010:
Aggregate goodwill acquired	350	2,643	2,993
Accumulated impairment losses	—	(1,564)	(1,564)

Goodwill, net of impairment losses	$350	$1,079	$1,429

Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2010
Valuation and Qualifying Accounts
Valuation and Qualifying Account Activity

	Balance at January 1	Charged to Earnings	Used	Adjustments	Balance at December 31
2010
Allowance for Doubtful Accounts	$16	$41	$(2)	$(6)	$49
Allowance for Losses on Long-term Receivables	7	—	(6)	—	1
Inventory Reserves	140	67	(34)	(16)	157
Customer Reserves	97	427	(374)	(33)	117
2009
Allowance for Doubtful Accounts	$17	$9	$(3)	$(7)	$16
Allowance for Losses on Long-term Receivables	3	5	(1)	—	7
Inventory Reserves	150	51	(43)	(18)	140
Customer Reserves	119	313	(323)	(12)	97
2008
Allowance for Doubtful Accounts	$26	$10	$(12)	$(7)	$17
Allowance for Losses on Long-term Receivables	3	2	(2)	—	3
Inventory Reserves	131	54	(43)	8	150
Customer Reserves	128	133	(107)	(35)	119

Quarterly and Other Financial Data (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2010
Quarterly and Other Financial Data
Quarterly and Other Financial Data

	2010				2009
	1st	2nd	3rd	4th	1st	2nd	3rd	4th
Operating Results
Net sales	$1,740	$1,936	$1,949	$2,246	$1,668	$1,732	$1,797	$1,983
Costs of sales	887	971	964	1,132	865	891	890	965

Gross margin	853	965	985	1,114	803	841	907	1,018

Selling, general and administrative expenses	454	471	462	523	432	415	415	441
Research and development expenditures	258	269	270	282	266	256	253	266
Other charges	21	64	34	31	103	12	79	61

Operating earnings (loss)	120	161	219	278	2	158	160	250

Earnings (loss) from continuing operations**	97	3	(8)	166	33	134	65	217
Net earnings (loss)**	69	162	110	291	(231)	26	12	142
Per Share Data (in dollars)
Continuing Operations:
Basic earnings (loss) per common share	$0.29	$0.01	$(0.02)	$0.49	$0.10	$0.41	$0.20	$0.66
Diluted earnings (loss) per common share	0.29	0.01	(0.02)	0.49	0.10	0.41	0.20	0.66
Net Earnings:
Basic earnings (loss) per common share	0.21	0.49	0.33	0.87	(0.71)	0.08	0.04	0.43
Diluted earnings (loss) per common share	0.21	0.48	0.33	0.85	(0.71)	0.08	0.04	0.43
Dividends declared	—	—	—	—	—	—	—	—
Dividends paid	—	—	—	—	0.35	—	—	—
Stock prices
High	57.82	54.25	61.18	64.26	34.65	48.65	66.15	65.52
Low	42.28	43.75	45.43	53.55	20.86	29.75	41.37	53.69
*	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.
**	Amounts attributable to Motorola Solutions, Inc. common stockholders.

Summary of Significant Accounting Policies (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended		0 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 04, 2011	Nov. 30, 2010	Dec. 31, 2010 Building and Equipment [Member]	Dec. 31, 2010 Machinery and Equipment [Member]	Apr. 13, 2011 Nokia Siemens Networks B.V. [Member]	Jul. 19, 2010 Nokia Siemens Networks B.V. [Member]	Apr. 29, 2011 Nokia Siemens Networks B.V. [Member]
Percentage of stand-alone transactions selling prices falling within narrow pricing range for determining VSOE (in hundredths)	80.00%
Reverse stock split numerator	1			1	1
Reverse stock split denominator	7			7	7
Sale of the businesses		$ 17						$ 975	$ 1,200
Accounts receivable										150
Historical stand-alone transactions falling within reasonably narrow pricing range	15.00%
Restricted cash	226	206
Maximum percentage limit of debt obligation of any one issuer under Sigma Fund portfolio	5.00%
Maximum period of maturity at purchase date for floating rate investments, months	36
Maximum average interest rate reset of the investments held by the funds	120
Equity securities minimum restriction period	1
Minimum useful life						5	2
Maximum useful life						40	10
Minimum useful life of intangible assets	1
Maximum useful life of intangible assets	13
Minimum contractual term for trade receivables	1
Advertising expenses	$ 109	$ 123	$ 184
Common stock exchange, received				1
Common stock exchange, exchanged				8

Summary of Significant Accounting Policies (Net Sales as Reported) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies
Net sales as reported	$ 7,871
Net sales pro forma basis	$ 7,832

Discontinued Operations (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended					0 Months Ended			3 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Jan. 04, 2011	Jan. 05, 2011 Parent Company [Member]	Apr. 13, 2011 Nokia Siemens Networks B.V. [Member]	Jul. 19, 2010 Nokia Siemens Networks B.V. [Member]	Apr. 29, 2011 Nokia Siemens Networks B.V. [Member]	Jul. 03, 2010 Enterprise [Member]	Apr. 03, 2010 Good Technology and Biometrics Business [Member]
Discontinued Operations
Sale of the businesses		$ 17				$ 975	$ 1,200		$ 170	$ 163
Accounts receivable								150
Common stock exchange, received				1
Common stock exchange, exchanged				8	8
Net sales	15,002	14,967	22,147
Operating earnings (loss)	574	(728)	(1,711)
Gains on sales of investments and businesses, net	19	156	17						20	175
Earnings (loss) before income taxes	572	(640)	(1,636)
Income tax expense (benefit)	198	(166)	(874)
Earnings (loss) from discontinued operations, net of tax	374	(474)	(762)
Assets held for sale
Accounts receivable, net	2,072	2,142
Inventories, net	1,040	900
Other current assets	1,492	1,880
Property, plant and equipment, net	1,013	1,143
Investments	145	60
Goodwill	1,504	1,394
Other assets	514	587
Assets of Disposal Group, Including Discontinued Operation	7,780	8,106
Liabilities held for sale
Accounts payable	2,060	1,860
Accrued liabilities	2,740	3,027
Other liabilities	737	711
Liabilities of Disposal Group, Including Discontinued Operation, Noncurrent, Total	$ 5,537	$ 5,598

Other Financial Data (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended	3 Months Ended		12 Months Ended					12 Months Ended			0 Months Ended	3 Months Ended	12 Months Ended
	Jan. 04, 2011	Mar. 29, 2008	Mar. 31, 2007	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Nov. 30, 2010	Dec. 31, 2007	Dec. 31, 2010 Settlement and License Agreement [Member]	Dec. 31, 2010 Settlement and License Agreement [Member] Discontinued Operations [Member]	Dec. 31, 2010 Settlement and Patent Agreement [Member]	Apr. 29, 2011 Network [Member]	Dec. 31, 2008 Sigma Fund Investments [Member]	Dec. 31, 2010 Sigma Fund Investments [Member]	Dec. 31, 2008 Sigma Fund Investments [Member]	Dec. 31, 2009 Sigma Fund Investments [Member]	Jan. 05, 2011 Parent Company [Member]	Jan. 04, 2011 Motorola Mobility [Member]
Pre-tax gain recorded as a result of legal agreement				$ 29,000,000	$ 75,000,000	$ (14,000,000)			$ 39,000,000	$ 55,000,000
Stock options excluded from computation of dilutive shares due to antidilutive nature				14.6	22.7	33.2
Exclusion of assumed vesting securities from computation of Earning per share amount				0.7	2.2	3.7
Cash and cash equivalents				4,208,000,000	2,869,000,000	3,064,000,000		2,752,000,000
Stock options subject to cancellation	8											0.2
Unvested restricted stock units subject to cancellation	3.8											1.4
Gain (loss) on Sigma Fund investments				11,000,000	80,000,000	(101,000,000)							101,000,000
Unrealized losses and impairment charges						287,000,000
Investment impairments				21,000,000	75,000,000	333,000,000									186,000,000
Loss on investments				11,000,000	80,000,000	(101,000,000)							101,000,000
Investments, non-current				172,000,000	398,000,000									70,000,000		66,000,000
Investment maturity period														164
Proceeds from settlement				65,000,000							65,000,000
Net gains on sale of equity investments				49,000,000	108,000,000	64,000,000
Gain on single investment				31,000,000	32,000,000	29,000,000
Depreciation expense				139,000,000	170,000,000	176,000,000
Repurchase of common shares		1.3		0	0
Repurchase of common shares, value		138,000,000
Repurchase of common shares, average cost per share		$ 107.24
Amount authorized for repurchase of common stock expired June 09, Maximum			7,500,000,000
Cash dividends to holders of its common stock					114,000,000	453,000,000
Common stock, par value				$ 0.01	$ 0.01	$ 3
Reclassification between Common stock and Additional paid-in capital				$ 6,900,000,000
Common stock exchange, received	1																	1
Common stock exchange, exchanged	8																8
Reverse stock split numerator	1			1			1
Reverse stock split denominator	7			7			7

Other Financial Data (Other Charges) (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other charges (income):
Intangibles amortization																	$ 203	$ 218	$ 227
Reorganization of businesses																	54	88	60
IP settlements and reserve adjustments																	(78)
Legal settlements and related insurance matters, net																	(29)	(75)	14
Environmental reserve charge																		24
Asset impairments charges																			1,564
Gain on sale of property, plant and equipment																			(48)
Other Charges, total	$ 31	[1]	$ 34	[1]	$ 64	[1]	$ 21	[1]	$ 61	[1]	$ 79	[1]	$ 12	[1]	$ 103	[1]	$ 150	$ 255	$ 1,817

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.

Other Financial Data (Other Income (Expense)) (Details) (USD $) In Millions	3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income (expense), net:
Interest expense		$ (217)	$ (207)	$ (210)
Interest income		88	74	245
Interest income (expense), net		(129)	(133)	35
Other:
Investment impairments		(21)	(75)	(333)
Gain (loss) from the extinguishment of the Company's outstanding long-term debt	(12)	(12)	67	14
Foreign currency gain (loss)		12	14	(69)
Gain (loss) on Sigma Fund investments		11	80	(101)
Impairment charges on Sigma Fund investments				(186)
U.S. pension plan freeze curtailment gain				237
Gain on interest rate swaps				24
Other		3	6	(3)
Other income expenses		$ (7)	$ 92	$ (417)

Other Financial Data (Earnings (Loss) Per Common Share) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Basic:
Earnings (loss) from continuing operations, net of tax																	$ 259	$ 423	$ (3,482)
Net earnings (loss) attributable to Motorola Solutions, Inc..																	633	(51)	(4,244)
Weighted average common shares outstanding																	333.3	327.9	323.6
Basic earnings (loss) per common share (in dollars per share)	$ 0.87	[1]	$ 0.33	[1]	$ 0.49	[1]	$ 0.21	[1]	$ 0.43	[1]	$ 0.04	[1]	$ 0.08	[1]	$ (0.71)	[1]	$ 1.9	$ (0.16)	$ (13.11)
Basic earnings (loss) per common share	$ 0.49	[1]	$ (0.02)	[1]	$ 0.01	[1]	$ 0.29	[1]	$ 0.66	[1]	$ 0.2	[1]	$ 0.41	[1]	$ 0.1	[1]	$ 0.78	$ 1.29	$ (10.76)
Diluted:
Earnings (loss) from continuing operations, net of tax																	$ 259	$ 423	$ (3,482)
Diluted weighted average common shares outstanding (in shares)																	338.1	329.9	323.6
Diluted earnings (loss) per common share (in dollars per share)	$ 0.85	[1]	$ 0.33	[1]	$ 0.48	[1]	$ 0.21	[1]	$ 0.43	[1]	$ 0.04	[1]	$ 0.08	[1]	$ (0.71)	[1]	$ 1.87	$ (0.15)	$ (13.11)
Add effect of dilutive securities:
Share-based awards and other (in shares)																	4.8	2

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.

Other Financial Data (Sigma Fund) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Sigma Fund
Sigma Fund, Current	$ 4,646	$ 5,092
Sigma Fund, Noncurrent	70	66
Cash [Member]
Sigma Fund
Sigma Fund, Current	2,355	202
U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Sigma Fund
Sigma Fund, Current	2,291	4,408
Corporate Bonds [Member]
Sigma Fund
Sigma Fund, Current		367
Sigma Fund, Noncurrent	58	63
Asset Backed Securities [Member]
Sigma Fund
Sigma Fund, Current		66
Sigma Fund, Noncurrent	1
Mortgage Backed Securities [Member]
Sigma Fund
Sigma Fund, Current		49
Sigma Fund, Noncurrent	$ 11	$ 3

Other Financial Data (Investments) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Investments [Abstract]
Short-term investments	$ 9	$ 2
Investments	172	398
Unrealized Gains	4	98
Unrealized Losses		(1)
Investment, cost basis	177	303
Certificates of deposit
Investments [Abstract]
Short-term investments	7
Investment, cost basis	7
U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Investments [Abstract]
Investments	17	23
Unrealized Gains		1
Investment, cost basis	17	22
Corporate Bonds [Member]
Investments [Abstract]
Short-term investments	2	2
Investments	11	10
Investment, cost basis	13	12
Mortgage Backed Securities [Member]
Investments [Abstract]
Investments	3	3
Investment, cost basis	3	3
Common Stock and Equivalents [Member]
Investments [Abstract]
Investments	12	126
Unrealized Gains	4	97
Unrealized Losses		(1)
Investment, cost basis	8	30
Securities
Investments [Abstract]
Short-term investments	9	2
Investments	43	162
Unrealized Gains	4	98
Unrealized Losses		(1)
Investment, cost basis	48	67
Other securities, at cost
Investments [Abstract]
Investments	113	209
Investment, cost basis	113	209
Equity method investments
Investments [Abstract]
Investments	16	27
Investment, cost basis	$ 16	$ 27

Other Financial Data (Gains on Sales of Investments and Businesses) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Other Financial Data
Gains on sales of investments, net	$ 49	$ 91	$ 64
Gain on sales of businesses, net		17
Gain loss on sale of investments and business	$ 49	$ 108	$ 64

Other Financial Data (Accounts Receivable, Net) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accounts receivable
Accounts receivable	$ 1,596	$ 1,369
Less allowance for doubtful accounts	(49)	(16)
Accounts receivable, net	$ 1,547	$ 1,353

Other Financial Data (Inventories, Net) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Inventories
Work-in-process and production materials	$ 292	$ 208
Finished goods	386	341
Inventories, gross	678	549
Less inventory reserves	(157)	(140)
Inventories, net	$ 521	$ 409

Other Financial Data (Other Current Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Current Assets
Costs and earnings in excess of billings	$ 291	$ 257
Contract-related deferred costs	160	123
Tax-related refunds available	116	100
Other	181	225
Other Current Assets	$ 748	$ 705

Other Financial Data (Property, Plant and Equipment, Net) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Property, Plant and Equipment
Land	$ 71	$ 78
Building	804	852
Machinery and equipment	2,094	1,881
Property, Plant and Equipment, gross	2,969	2,811
Less accumulated depreciation	(2,047)	(1,799)
Property, Plant and Equipment	$ 922	$ 1,012

Other Financial Data (Other Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Assets
Intangible assets, net of accumulated amortization of $947 and $757	$ 246	$ 453
Intangible assets, accumulated amortization	947	757
Long-term receivables, net of allowances of $1 and $7	251	102
Long-term receivables, allowances	1	7
Other	237	294
Other Assets, total	$ 734	$ 849

Other Financial Data (Accrued Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Accrued Liabilities
Deferred revenue	$ 746	$ 556
Compensation	558	376
Billings in excess of costs and earnings	226	253
Tax liabilities	179	192
Customer reserves	117	97
Other	748	795
Accrued Liabilities	$ 2,574	$ 2,269

Other Financial Data (Other Liabilities)(Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Other Liabilities
Defined benefit plans, including split dollar life insurance policies	$ 2,113	$ 2,386
Postretirement health care benefit plan	277	287
Deferred revenue	272	274
Unrecognized tax benefits	70	170
Other	313	373
Other Liabilities	$ 3,045	$ 3,490

Debt and Credit Facilities (Narrative) (Details) (USD $)	1 Months Ended	3 Months Ended			12 Months Ended
	Nov. 30, 2010	Dec. 31, 2010	Jul. 03, 2010	Apr. 04, 2009	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Repayment of debt at maturity	$ 527,000,000				$ 1,011,000,000	$ 132,000,000	$ 225,000,000
Purchases of long-term debt in open market					500,000,000	199,000,000
Amount paid for early extinguishment of long-term debt					477,000,000	133,000,000
Accrued interest payment for long-term debt purchased			5,000,000	4,000,000
Gain recognized on long-term debt repurchases		(12,000,000)			(12,000,000)	67,000,000	14,000,000
Long-term maturities during 2011		605,000,000			605,000,000
Long-term maturities during 2012		405,000,000			405,000,000
Long-term maturities during 2013		5,000,000			5,000,000
Long-term maturities during 2014		4,000,000			4,000,000
Long-term maturities during 2015		4,000,000			4,000,000
Size of new credit facility		1,500,000,000			1,500,000,000
Threshold under new credit facility when Motorola is not required to meet financial covenants		225,000,000			225,000,000
Maximum amount that the credit facility can be increased		2,000,000,000			2,000,000,000
Commitment fee assessed against the daily average unused amount, basis points		75			75
7.50% Debentures Due 2025 [Member]
Reduction in principal amount						11,000,000
Principal amount outstanding before open market purchases						358,000,000
Interest rate on debt						7.50%
6.50% Debentures Due 2025 [Member]
Reduction in principal amount					65,000,000	20,000,000
Principal amount outstanding before open market purchases		379,000,000			379,000,000	399,000,000
Interest rate on debt		6.50%			6.50%
6.50% Debentures Due 2028 [Member]
Reduction in principal amount					75,000,000	14,000,000
Principal amount outstanding before open market purchases		286,000,000			286,000,000	299,000,000
Interest rate on debt		6.50%			6.50%
6.625% Senior Notes Due 2037 [Member]
Reduction in principal amount					222,000,000	154,000,000
Principal amount outstanding before open market purchases		446,000,000			446,000,000	600,000,000
Interest rate on debt		6.63%			6.63%
5.22% Debentures Due 2097 [Member]
Reduction in principal amount					138,000,000
Principal amount outstanding before open market purchases		$ 252,000,000			$ 252,000,000
Interest rate on debt		5.22%			5.22%

Debt and Credit Facilities (Long-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2009 7.50% Debentures Due 2025 [Member]	Dec. 31, 2010 6.50% Debentures Due 2025 [Member]	Dec. 31, 2010 6.50% Debentures Due 2028 [Member]	Dec. 31, 2010 6.625% Senior Notes Due 2037 [Member]	Dec. 31, 2009 6.625% Senior Notes Due 2037 [Member]	Dec. 31, 2010 5.22% Debentures Due 2097 [Member]	Dec. 31, 2009 5.22% Debentures Due 2097 [Member]	Dec. 31, 2010 7.625% Notes Due 2010 [Member]	Dec. 31, 2009 7.625% Notes Due 2010 [Member]	Dec. 31, 2010 8.0% Notes Due 2011 [Member]	Dec. 31, 2009 8.0% Notes Due 2011 [Member]	Dec. 31, 2010 5.375% Senior Notes Due 2012 [Member]	Dec. 31, 2009 5.375% Senior Notes Due 2012 [Member]	Dec. 31, 2010 6.0% Senior Notes Due 2017 [Member]	Dec. 31, 2009 6.0% Senior Notes Due 2017 [Member]	Dec. 31, 2010 6.5% Debentures Due 2025 [Member]	Dec. 31, 2009 6.5% Debentures Due 2025 [Member]	Dec. 31, 2010 7.5% Debentures Due 2025 [Member]	Dec. 31, 2009 7.5% Debentures Due 2025 [Member]	Dec. 31, 2010 6.5% Debentures Due 2028 [Member]	Dec. 31, 2009 6.5% Debentures Due 2028 [Member]
Other long-term debt	$ 53	$ 107
Long-term debt, gross	2,633	3,679				224	444	89	196		527	600	600	400	400	399	399	313	377	346	346	209	283
Long-term debt, interest rate			7.50%	6.50%	6.50%	6.63%		5.22%		7.63%		8.00%		5.38%		6.00%		6.50%		7.50%		6.50%
Long-term, maturity year						2037		2097		2010		2011		2012		2017		2025		2025		2028
Adjustments, primarily unamortized gain on interest rate swap terminations	70	110
Less: current portion	(605)	(531)
Long-term debt	$ 2,098	$ 3,258

Debt and Credit Facilities (Other Short-Term Debt) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009
Debt and Credit Facilities
Notes to banks		$ 5
Add: current portion of long-term debt	605	531
Notes payable and current portion of long-term debt	$ 605	$ 536
Weighted average interest rates on short-term borrowings throughout the year	3.10%	3.10%

Risk Management (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Foreign Currency Risk
Number of net notional positions to buy or sell foreign currency disclosed (in number of positions)	5
Foreign Currency Contract
Notional amount of foreign currency derivatives	$ 1,500,000,000	$ 1,700,000,000
Derivatives, Fair Value
Principal amount outstanding	2,700,000,000
Fair value of derivative liabilities not designated as hedging instruments	18,000,000	20,000,000
Counterparty Risk
Aggregate credit risk with all counterparties	2,000,000
The ineffective portions of changes in the fair value of cash flow hedge positions	1,000,000		2,000,000
Pre-tax basis income	1,000,000	(1,000,000)	(2,000,000)
Interest Rate Contracts [Member] | Other Liabilities [Member]
Derivatives, Fair Value
Fair value of derivative liabilities not designated as hedging instruments	$ 3,000,000	$ 4,000,000
Weighted average fixed rate payment on the Interest Agreement	5.18%

Risk Management (Notional Amounts of the Positions to Buy or Sell Foreign Currency) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Foreign Currency Contracts
Notional amount of foreign currency derivatives	$ 1,500	$ 1,700
Euro [Member]
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(195)	(350)
Brazilian Real [Member]
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(43)	(35)
Chinese Renminbi [Member]
Foreign Currency Contracts
Notional amount of foreign currency derivatives	(423)	(297)
Malaysian Ringgit [Member]
Foreign Currency Contracts
Notional amount of foreign currency derivatives	64	16
British Pound [Member]
Foreign Currency Contracts
Notional amount of foreign currency derivatives	$ 187	$ 143

Risk Management (The Fair Values and Location in Condensed Consolidated Balance Sheet of All Derivatives) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Derivatives, Fair Value
Fair value of derivative assets not designated as hedging instruments	$ 4	$ 10
Total derivatives assets	5	15
Fair value of derivative liabilities not designated as hedging instruments	18	20
Total derivatives liabilities	18	21
Foreign Exchange Contracts [Member] | Other Assets [Member]
Derivatives, Fair Value
Fair value of derivative assets designated as hedging instruments	1	5
Fair value of derivative assets not designated as hedging instruments	4	10
Foreign Exchange Contracts [Member] | Other Liabilities [Member]
Derivatives, Fair Value
Fair value of derivative liabilities designated as hedging instruments		1
Fair value of derivative liabilities not designated as hedging instruments	15	16
Interest Rate Contracts [Member] | Other Liabilities [Member]
Derivatives, Fair Value
Fair value of derivative liabilities not designated as hedging instruments	$ 3	$ 4

Risk Management (The Effect of Derivative Instruments in Consolidated Statements of Operations) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Gain (Loss) on Derivative Instruments
Loss recognized in Accumulated other comprehensive loss (effective portion)	$ (49)	$ (182)
Foreign Exchange Contracts [Member] | Accumulated other comprehensive loss
Gain (Loss) on Derivative Instruments
Loss reclassified from Accumulated other comprehensive loss into Net earnings (loss) (effective portion)	(9)
Foreign Exchange Contracts [Member] | Other Income (Expense) [Member]
Gain (Loss) on Derivative Instruments
Loss recognized in Accumulated other comprehensive loss (effective portion)	(33)	(166)
Gain (loss) recognized in Net earnings (loss) on derivative (ineffective portion and amount excluded from effectiveness testing)	1
Foreign Exchange Contracts [Member] | Cost of Sales [Member]
Gain (Loss) on Derivative Instruments
Gain (Loss) reclassified from Accumulated other comprehensive loss into Net earnings (loss) (effective portion)	(6)	(18)
Interest Rate Contracts [Member] | Other Income (Expense) [Member]
Gain (Loss) on Derivative Instruments
Loss recognized in Accumulated other comprehensive loss (effective portion)	$ (16)	$ (16)

Risk Management (Accumulated Other Comprehensive Income (Loss) Within the Consolidated Statements of Stockholders Equity) (Details) (USD $) In Millions	12/31/2010	12/31/2009	Derivative Instruments Activity [Member] 1/1/2010 - 12/31/2010	Derivative Instruments Activity [Member] 1/1/2009 - 12/31/2009	Derivative Instruments Activity [Member] 1/1/2008 - 12/31/2008
Balance at January 1	$ (2,222)	$ (2,286)	$ 2	$ (7)
Increase (decrease) in fair value			3	21	(9)
Reclassifications to earnings			(5)	(12)	2
Balance at December 31	$ (2,222)	$ (2,286)		$ 2	$ (7)

Income Taxes (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2010	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Deferred tax charges (benefits) within Accumulated other comprehensive income (loss), adjustments		$ 41,000,000	$ (26,000,000)	$ (738,000,000)
Undistributed earnings intends to reinvest for which no tax have been provided		1,300,000,000	2,400,000,000	2,900,000,000
Deferred foreign income tax expense		(55,000,000)	103,000,000	42,000,000
Deferred income taxes		203,000,000	41,000,000	2,591,000,000
Non-cash tax charge to reduce deferred tax assets associated with Medicare Part D subsidies	18,000,000
Federal statutory tax rate		35.00%
Gross deferred tax assets		5,700,000,000	8,300,000,000
Deferred tax assets, net of valuation allowances		5,200,000,000	6,400,000,000
Gross deferred tax liabilities		2,400,000,000	3,200,000,000
Partial valuation allowance				2,100,000,000
Increase (decrease) in U.S. valuation allowance		(39,000,000)	90,000,000
Valuation allowance		508,000,000	1,900,000,000
Valuation allowance - deferred tax assets relating to non-U.S subsidiaries		187,000,000	253,000,000
Decrease in valuation allowance - deferred tax assets relating to non-U.S. subsidiaries		66,000,000
Unrecognized tax benefits		198,000,000	417,000,000	858,000,000
Unrecognized tax benefits that would impact effective tax rate if recognized		20,000,000	50,000,000
Reduction to unrecognized tax benefits for settlements with tax authorities		142,000,000	423,000,000
Decrease in unrecognized tax benefits		157,000,000	96,000,000
Recognized tax benefits		20,000,000	50,000,000
Unrecognized tax benefits with potential to be recognized in next 12 months, lower end of range		50,000,000
Unrecognized tax benefits with potential to be recognized in next 12 months, higher end of range		75,000,000
Change in cash payment of unrecognized tax benefits, lower end of range		0
Change in cash payment of unrecognized tax benefits, upper end of range		100,000,000
Unrecognized tax benefits, accrued for interest		25,000,000	25,000,000
Unrecognized tax benefits, accrued for penalties		20,000,000	15,000,000
Undistributed Foreign Earnings [Member]
Deferred income taxes		287,000,000
Internal Revenue Service (IRS) [Member]
Unrecognized tax benefits that would impact effective tax rate if recognized		45,000,000
Recognized tax benefits		$ 45,000,000

Income Taxes (Schedule of Earnings from Continuing Operations Before Income Taxes) (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
United States																	$ 402	$ 377	$ (1,440)
Other nations																	289	260	443
Earnings (loss) from continuing operations before income taxes	$ 166	[1],[2]	$ (8)	[1],[2]	$ 3	[1],[2]	$ 97	[1],[2]	$ 217	[1],[2]	$ 65	[1],[2]	$ 134	[1],[2]	$ 33	[1],[2]	$ 691	$ 637	$ (997)

[1]	Amounts attributable to Motorola Solutions, Inc. common stockholders.
[2]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.

Income Taxes (Schedule of Income Tax Expense Benefit) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
United States	$ (45)	$ 66	$ (453)
Other nations	183	78	348
States (U.S.)	74	6	(5)
Current Income Tax Expense (Benefit), Total	212	150	(110)
United States	385	(38)	2,559
Other nations	(55)	103	42
States (U.S.)	(127)	(24)	(10)
Deferred Income Tax Expense, Total	203	41	2,591
Income Tax Expense (Benefit), Total	$ 415	$ 191	$ 2,481

Income Taxes (Schedule of Federal Statutory Tax Rate and Income Tax Expense) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Income Taxes
Income tax expense (benefit) at statutory rate	$ 242	$ 223	$ (349)
Taxes on non-U.S. earnings	(11)	(22)	40
State income taxes	(34)	(11)	(10)
Valuation allowances	(18)	(28)	2,321
Goodwill impairment			555
Tax on undistributed non-U.S. earnings	287	45	15
Other provisions	(44)	(6)	(91)
Research credits	(6)	(6)	(1)
Tax law changes	18
Section 199 deduction	(20)	(7)
Other	1	3	1
Income tax expense (benefit), total	$ 415	$ 191	$ 2,481

Income Taxes (Schedule of Deferred Tax Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Inventory	$ 114	$ 117
Accrued liabilities and allowances	231	247
Employee benefits	1,083	1,336
Capitalized items	386	426
Tax Basis Differences On Investments	40	63
Depreciation tax basis differences in fixed assets	66	19
Undistributed non-U.S. earnings	(481)	(235)
Tax carryforwards	1,617	2,881
Business reorganization	24	30
Warranty and customer reserves	56	85
Deferred revenue and costs	242	166
Valuation allowances	(508)	(1,893)
Deferred charges	37	51
Other	(118)	(12)
Deferred tax assets (liabilities), net, total	$ 2,789	$ 3,281

Income Taxes (Summary of Tax Credit Carryforwards) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2010 U S Tax Losses [Member]	Dec. 31, 2010 Foreign Tax Credits [Member]	Dec. 31, 2010 General Business Credits [Member]	Dec. 31, 2010 Minimum Tax Credits [Member]	Dec. 31, 2010 State Tax Losses [Member]	Dec. 31, 2010 State Tax Credits [Member]	Dec. 31, 2010 China Tax Losses [Member]	Dec. 31, 2010 Japan Tax Losses [Member]	Dec. 31, 2010 United Kingdom Tax Losses [Member]	Dec. 31, 2010 Germany Tax Losses [Member]	Dec. 31, 2010 Singapore Tax Losses [Member]	Dec. 31, 2010 Other Subsidiaries Tax Losses [Member]	Dec. 31, 2010 Spain Tax Credits [Member]	Dec. 31, 2010 Other Subsidiaries Tax Credits [Member]
Gross Tax Loss		$ 131				$ 1,676		$ 208	$ 79	$ 55	$ 252	$ 101	$ 40
Tax Effected	$ 1,617	$ 46	$ 843	$ 277	$ 109	$ 51	$ 21	$ 52	$ 32	$ 15	$ 72	$ 17	$ 10	$ 29	$ 43
Expiration Period		2018-2027	2017-2019	2021-2030	Unlimited	2011-2030	2011-2025	2012-2015	2015-2017	Unlimited	Unlimited	Unlimited	Various	2018-2022	Various

Income Taxes (Unrecognized Tax Benefits, Including Those Attributable to Discontinued Operations) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Income Taxes
Balance at January 1	$ 417	$ 858
Additions based on tax positions related to current year	25	27
Additions for tax positions of prior years	59	53
Reductions for tax positions of prior years	(157)	(96)
Settlements	(142)	(423)
Lapse of statute of limitations	(4)	(2)
Balance at December 31	$ 198	$ 417

Income Taxes (Schedule of Summary of Open Tax Years by Major Jurisdiction) (Details)	12 Months Ended
Dec. 31, 2010
United States [Member]
Tax years	2007—2010
China [Member]
Tax years	2001—2010
France [Member]
Tax years	2004—2010
Germany [Member]
Tax years	2008—2010
India [Member]
Tax years	1996—2010
Israel [Member]
Tax years	2007—2010
Japan [Member]
Tax years	2004—2010
Malaysia [Member]
Tax years	1998—2010
Singapore [Member]
Tax years	1999—2010
United Kingdom [Member]
Tax years	2004—2010

Retirement Benefits (Narrative) (Details) (USD $)	12 Months Ended					12 Months Ended					12 Months Ended							12 Months Ended							12 Months Ended										1 Months Ended		3 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2006	Dec. 31, 2010 Regular Pension Plan [Member] U.S. [Member]	Dec. 31, 2009 Regular Pension Plan [Member] U.S. [Member]	Dec. 31, 2011 U.S. [Member]	Dec. 31, 2010 U.S. [Member]	Dec. 31, 2009 U.S. [Member]	Dec. 31, 2010 U.S. [Member] Officers Plan [Member]	Dec. 31, 2009 U.S. [Member] Officers Plan [Member]	Dec. 31, 2010 Regular Pension Plan [Member] Non- U.S. [Member]	Dec. 31, 2009 Regular Pension Plan [Member] Non- U.S. [Member]	Dec. 31, 2011 Non- U.S. [Member]	Dec. 31, 2010 Non- U.S. [Member]	Dec. 31, 2009 Non- U.S. [Member]	Dec. 31, 2010 Pension Benefit Plans [Member] Split Dollar Life Insurance Arrangements [Member]	Dec. 31, 2009 Pension Benefit Plans [Member] Split Dollar Life Insurance Arrangements [Member]	Dec. 31, 2010 Minimum [Member]	Dec. 31, 2010 Maximum [Member]	Dec. 31, 2010 Beyond 2016 [Member]	Dec. 31, 2010 Pension Benefit Plans [Member]	Dec. 31, 2009 Pension Benefit Plans [Member]	Dec. 31, 2011 Regular Pension Plan [Member]	Dec. 31, 2010 Regular Pension Plan [Member]	Dec. 31, 2009 Regular Pension Plan [Member]	Dec. 31, 2008 Regular Pension Plan [Member]	Dec. 31, 2011 Officers Plan and MSPP [Member]	Dec. 31, 2010 Officers Plan and MSPP [Member]	Dec. 31, 2009 Officers Plan and MSPP [Member]	Dec. 31, 2008 Officers Plan and MSPP [Member]	Dec. 31, 2009 Officers Plan [Member]	Dec. 31, 2010 Officers Plan [Member]	Aug. 31, 2010 Non-U.S. Plans [Member]	Mar. 31, 2010 Non-U.S. Plans [Member]	Dec. 31, 2010 Non-U.S. Plans [Member]	Dec. 31, 2011 Non-U.S. Plans [Member]	Dec. 31, 2010 Non-U.S. Plans [Member]	Dec. 31, 2009 Non-U.S. Plans [Member]	Dec. 31, 2008 Non-U.S. Plans [Member]	Dec. 31, 2011 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2010 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2009 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2008 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2009 Prior To January 2005 [Member]	Dec. 31, 2009 Effective January 1, 2005 [Member]
Defined Benefit Plan Disclosure
Additional eligible compensation after IRS					$ 175,000
Amortization of unrecognized net loss and prior service costs included in Accumulated other comprehensive income (loss)																									187,000,000				2,000,000									4,000,000				11,000,000
Prior service costs amortization periods range, years																				10	12
Investment return assumption						8.25%	8.25%				6.00%	6.00%	6.86%	6.86%													8.25%						6.00%										8.25%	8.25%
Discount rate									5.75%	6.00%						5.07%	5.46%																										5.25%	5.75%
Future compensation increase rate						0.00%	0.00%				0.00%	0.00%	2.61%	4.28%													0.00%						0.00%	0.00%									8.25%	8.25%
Net periodic pension cost		6,000,000																5,000,000	6,000,000							112,000,000	48,000,000	(181,000,000)		7,000,000	24,000,000	8,000,000							38,000,000	41,000,000	32,000,000		18,000,000	20,000,000	15,000,000
Net postretirement health care expense		6,000,000																5,000,000	6,000,000							112,000,000	48,000,000	(181,000,000)		7,000,000	24,000,000	8,000,000							38,000,000	41,000,000	32,000,000		18,000,000	20,000,000	15,000,000
Contributions	23,000,000	8,000,000	49,000,000					240,000,000							40,000,000											150,000,000	80,000,000			7,000,000	10,000,000								47,000,000	39,000,000
Curtailment gain			237,000,000																									(232,000,000)				5,000,000				22,000,000	4,000,000
Accumulated other comprehensive income, before tax																																			28,000,000
Accumulated other comprehensive income, net of tax	(2,222,000,000)	(2,286,000,000)																																	13,000,000		55,000,000		55,000,000
Trend rate used to determine accumulated postretirement benefit obligation	7.25%	8.50%
Ultimate health care cost	5.00%																					5.00%
Ultimate health care cost, year after which rate remains flat	2016
Actuarial present value of the future death benefits				45,000,000																			51,000,000	48,000,000		6,129,000,000	5,821,000,000	5,110,000,000		44,000,000	52,000,000	116,000,000					1,505,000,000		1,505,000,000	1,576,000,000	1,221,000,000		447,000,000	461,000,000	429,000,000
Non cash tax charge to reduce deferred tax	18,000,000
Offset reflected in retained earnings				4,000,000
Offset reflected in Accumulated other comprehensive income (loss)				41,000,000
Net periodic cost for insurance arrangements		6,000,000																5,000,000	6,000,000							112,000,000	48,000,000	(181,000,000)		7,000,000	24,000,000	8,000,000							38,000,000	41,000,000	32,000,000		18,000,000	20,000,000	15,000,000
Matching contribution	4.00%																																													3.00%	4.00%
Employee contributions	4.00%																																													6.00%	5.00%
Contributions	$ 23,000,000	$ 8,000,000	$ 49,000,000					$ 240,000,000							$ 40,000,000											$ 150,000,000	$ 80,000,000			$ 7,000,000	$ 10,000,000								$ 47,000,000	$ 39,000,000

Retirement Benefits (Net Periodic Pension Cost (Benefit) for the Regular Pension Plan) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Regular Pension Plan [Member]	Dec. 31, 2009 Regular Pension Plan [Member]	Dec. 31, 2008 Regular Pension Plan [Member]
Defined Benefit Plan Disclosure
Service cost				$ 14	$ 98
Interest cost			341	336	323
Expected return on plan assets			(377)	(380)	(391)
Amortization of:
Unrecognized net loss			148	78	52
Unrecognized prior service cost					(31)
Curtailment gain		237			(232)
Net periodic pension cost (benefit)	$ 6		$ 112	$ 48	$ (181)

Retirement Benefits (Net Periodic Pension Cost (Benefit) for the Officers' Plan and MSPP) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Officers Plan and MSPP [Member]	Dec. 31, 2009 Officers Plan and MSPP [Member]	Dec. 31, 2008 Officers Plan and MSPP [Member]
Defined Benefit Plan Disclosure
Service cost					$ 3
Interest cost			3	6	7
Expected return on plan assets			(1)	(2)	(2)
Amortization of:
Unrecognized net loss			3	3	1
Unrecognized prior service cost					(1)
Curtailment gain		(237)			(5)
Settlement loss			2	17	5
Net periodic pension cost (benefit)	$ 6		$ 7	$ 24	$ 8

Retirement Benefits (Net Periodic Pension Cost (Benefit) for Non- U.S. Plans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Non-U.S. Plans [Member]	Dec. 31, 2009 Non-U.S. Plans [Member]	Dec. 31, 2008 Non-U.S. Plans [Member]
Defined Benefit Plan Disclosure
Service cost		$ 24	$ 26	$ 34
Interest cost		84	77	87
Expected return on plan assets		(81)	(69)	(84)
Amortization of:
Unrecognized net loss		19	7	1
Unrecognized prior service cost		(4)	1	1
Settlement/curtailment gain		(4)	(1)	(7)
Net periodic pension cost (benefit)	$ 6	$ 38	$ 41	$ 32

Retirement Benefits (Status of the Company Plans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefit obligation at January 1			$ 45
Contributions	23	8	49
Regular Pension Plan [Member]
Benefit obligation at January 1	5,821	5,110
Service cost		14	98
Interest cost	341	336	323
Actuarial (gain) loss	173	592
Benefit payments	(206)	(231)
Benefit obligation at December 31	6,129	5,821	5,110
Fair value at January 1	3,898	3,295
Return on plan assets	466	754
Contributions	150	80
Benefit payments from plan assets	(206)	(231)
Fair value at December 31	4,308	3,898	3,295
Funded status of the plan	(1,821)	(1,923)
Unrecognized net loss	2,799	2,863
Prepaid (accrued) pension cost	978	940
Non-current benefit liability	(1,821)	(1,923)
Deferred income taxes	1,033	1,062
Accumulated other comprehensive income	1,766	1,801
Prepaid (accrued) pension cost	978	940
Officers Plan and MSPP [Member]
Benefit obligation at January 1	52	116
Service cost			3
Interest cost	3	6	7
Actuarial (gain) loss	4	(20)
Tax payments	(3)	(1)
Benefit payments	(12)	(49)
Benefit obligation at December 31	44	52	116
Fair value at January 1	17	56
Return on plan assets	1	1
Contributions	7	10
Tax payments from plan assets	(1)	(1)
Benefit payments from plan assets	(12)	(49)
Fair value at December 31	12	17	56
Funded status of the plan	(32)	(35)
Unrecognized net loss	11	13
Prepaid (accrued) pension cost	(21)	(22)
Non-current benefit liability	(32)	(35)
Deferred income taxes	4	6
Accumulated other comprehensive income	7	7
Prepaid (accrued) pension cost	(21)	(22)
Non-U.S. Plans [Member]
Benefit obligation at January 1	1,576	1,221
Service cost	24	26	34
Interest cost	84	77	87
Plan amendments	(115)	2
Settlement/curtailment	2	(7)
Actuarial (gain) loss	54	214
Foreign exchange valuation adjustment	(71)	87
Employee contributions	5	6
Benefit payments	(54)	(50)
Benefit obligation at December 31	1,505	1,576	1,221
Fair value at January 1	1,147	957
Return on plan assets	124	123
Contributions	47	39
Employee contributions	5	6
Foreign exchange valuation adjustment	(43)	72
Benefit payments from plan assets	(54)	(50)
Fair value at December 31	1,226	1,147	957
Funded status of the plan	(279)	(429)
Unrecognized net loss	323	342
Unrecognized prior service cost	(99)	6
Prepaid (accrued) pension cost	(55)	(81)
Non-current benefit liability	(279)	(429)
Deferred income taxes	35	24
Accumulated other comprehensive income	189	324
Prepaid (accrued) pension cost	$ (55)	$ (81)

Retirement Benefits (Weighted Average Actuarial Assumptions Used to Determine Costs for the Plans) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Regular Pension Plan [Member] | U.S. [Member]
Investment return assumption	8.25%	8.25%
U.S. [Member]
Discount rate	6.00%	6.75%
U.S. [Member] | Officers Plan [Member]
Investment return assumption	6.00%	6.00%
Regular Pension Plan [Member] | Non- U.S. [Member]
Investment return assumption	6.86%	6.86%
Non- U.S. [Member]
Discount rate	5.39%	6.23%
Regular Pension Plan [Member]
Investment return assumption		8.25%
Officers Plan [Member]
Investment return assumption		6.00%

Retirement Benefits (Weighted Average Actuarial Assumptions Used to Determine Benefit Obligations for the Plans) (Details)	Dec. 31, 2010	Dec. 31, 2009
Regular Pension Plan [Member] | U.S. [Member]
Future compensation increase rate	0.00%	0.00%
U.S. [Member]
Discount rate	5.75%	6.00%
U.S. [Member] | Officers Plan [Member]
Future compensation increase rate	0.00%	0.00%
Regular Pension Plan [Member] | Non- U.S. [Member]
Future compensation increase rate	2.61%	4.28%
Non- U.S. [Member]
Discount rate	5.07%	5.46%
Regular Pension Plan [Member]
Future compensation increase rate		0.00%
Officers Plan [Member]
Future compensation increase rate	0.00%	0.00%

Retirement Benefits (Accumulated Benefit Obligations for the Plans) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Regular Pension Plan [Member]
Accumulated benefit obligation	$ 6,129	$ 5,821
Officers Plan and MSPP [Member]
Accumulated benefit obligation	44	52
Non-U.S. Plans [Member]
Accumulated benefit obligation	$ 1,482	$ 1,527

Retirement Benefits (Plan Target Asset Allocation) (Details) (Pension Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity securities	63.00%	63.00%
Fixed income securities	35.00%	35.00%
Cash and other investments	2.00%	2.00%

Retirement Benefits (Plan Actual Asset Allocation) (Details) (Pension Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity securities	66.00%	65.00%
Fixed income securities	32.00%	32.00%
Cash and other investments	2.00%	3.00%

Retirement Benefits (Expected Future Service Benefit Payments) (Details) (USD $) In Millions	Dec. 31, 2010
Regular Plan [Member]
2011	$ 250
2012	261
2013	272
2014	310
2015	319
2016-2020	1,803
Officers Plan and MSPP [Member]
2011	8
2012	2
2013	5
2014	2
2015	2
2016-2020	19
Non-U.S. Plans [Member]
2011	52
2012	54
2013	56
2014	58
2015	61
2016-2020	$ 341

Retirement Benefits (Weighted Average Actuarial Assumptions Used to Determine Health Care Benefit Obligations for the Plans) (Details) (Postretirement Health Care Benefit Plans [Member])	Dec. 31, 2010	Dec. 31, 2009
Discount rate	5.25%	5.75%
Investment return assumptions	8.25%	8.25%

Retirement Benefits (Net Postretirement Health Care Benefit Plan) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2009	Dec. 31, 2010 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2009 Postretirement Health Care Benefit Plans [Member]	Dec. 31, 2008 Postretirement Health Care Benefit Plans [Member]
Defined Benefit Plan Disclosure
Service cost		$ 6	$ 6	$ 6
Interest cost		23	27	26
Expected return on plan assets		(16)	(18)	(20)
Amortization of:
Unrecognized net loss		7	7	5
Unrecognized prior service cost		(2)	(2)	(2)
Net postretirement health care expense	$ 6	$ 18	$ 20	$ 15

Retirement Benefits (Status of the Plans) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Benefit obligation at January 1			$ 45
Contributions	23	8	49
Postretirement Health Care Benefit Plans [Member]
Benefit obligation at January 1	461	429
Service cost	6	6	6
Interest cost	23	27	26
Actuarial (gain) loss	(17)	32
Benefit payments	(26)	(33)
Benefit obligation at December 31	447	461	429
Fair value at January 1	174	168
Return on plan assets	20	35
Benefit payments made with plan assets	(24)	(29)
Fair value at December 31	170	174	168
Funded status of the plan	(277)	(287)
Unrecognized net loss	204	231
Unrecognized prior service cost	(1)	(3)
Prepaid (accrued) pension cost	$ (74)	$ (59)

Retirement Benefits (Components of Accrued Postretirement Health Care Cost) (Details (Postretirement Health Care Benefit Plans [Member], USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Non-current benefit liability	$ (277)	$ (287)
Tax impact of Medicare Part D subsidy law change	18
Deferred income taxes	72	101
Accumulated other comprehensive income	113	127
Accrued postretirement health care cost	$ (74)	$ (59)

Retirement Benefits (Health Care Benefit Plan Target Asset Allocation) (Details) (Postretirement Health Care Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity securities	65.00%	65.00%
Fixed income securities	34.00%	34.00%
Cash and other investments	1.00%	1.00%

Retirement Benefits (Health Care Benefit Plan Actual Asset Allocation) (Details) (Postretirement Health Care Benefit Plans [Member])	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Equity securities	65.00%	67.00%
Fixed income securities	33.00%	30.00%
Cash and other investments	2.00%	3.00%

Retirement Benefits (Expected Future Service Health Care Benefit Payments) (Details) (Postretirement Health Care Benefit Plans [Member], USD $) In Millions	Dec. 31, 2010
2011	$ 33
2012	32
2013	31
2014	30
2015	29
2016-2020	$ 152

Retirement Benefits (Effect of One Percentage Point Change In Trend Rate on Accumulated Postretirement Benefit Obligation) (Details) (USD $) In Millions	12 Months Ended
Dec. 31, 2010
Retirement Benefits
1% Point Increase Accumulated postretirement benefit obligation	$ 14
1% Point Increase Net retiree health care expense	1
1% Point Decrease Accumulated postretirement benefit obligation	(13)
1% Point Decrease Net retiree health care expense	$ (1)

Share-Based Compensation Plans and Other Incentive Plans (Narrative) (Details) (USD $) Share data in Millions, except Per Share data, unless otherwise specified	0 Months Ended		12 Months Ended				12 Months Ended																		0 Months Ended
	Apr. 29, 2011	Jan. 04, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	May 14, 2010	Dec. 31, 2010 October 1 through March 31 [Member]	Dec. 31, 2009 October 1 through March 31 [Member]	Dec. 31, 2008 October 1 through March 31 [Member]	Dec. 31, 2010 April 1 through September 30 [Member]	Dec. 31, 2009 April 1 through September 30 [Member]	Dec. 31, 2008 April 1 through September 30 [Member]	Dec. 31, 2009 Stock Option Awards Contractual Life Minimum [Member]	Dec. 31, 2009 Stock Option Awards Contractual Life Maximum [Member]	Dec. 31, 2010 Vesting period minimum (in years) [Member]	Dec. 31, 2010 Vesting period Maximum (in years)[Member]	Dec. 31, 2010 Estimated Option Fair Value Forfeiture Rate Minimum [Member]	Dec. 31, 2010 Estimated Option Fair Value Forfeiture Rate Maximum [Member]	Dec. 31, 2010 Motorola Incentive Plan [Member]	Dec. 31, 2009 Motorola Incentive Plan [Member]	Dec. 31, 2008 Motorola Incentive Plan [Member]	Dec. 31, 2010 Long-Range Incentive Plan [Member]	Dec. 31, 2009 Long-Range Incentive Plan [Member]	Dec. 31, 2008 Long-Range Incentive Plan [Member]	Apr. 29, 2011 Restricted Stock and Restricted Stock Units [Member]	Jan. 04, 2010 Restricted Stock and Restricted Stock Units [Member]
Option exercise price not less than value of common stock			100.00%
Stock option awards contractual life													5	10
Vesting period															2	4
Stock options and stock appreciation rights exercisable condition in case of change of control (in months)			24
ESPP purchase through payroll deductions up to percentage			10.00%
Maximum limit for purchase of stock under ESPP			$ 25,000
Purchase under ESPP lower than fair market value			85.00%
Shares purchased by employees			2.7	4.2	2.7
Purchase price paid by employee							$ 41.79	$ 42	$ 25.2	$ 25.76	$ 55.37	$ 42.49
Weighted-average estimated fair value of employee stock options granted			$ 21.43	$ 19.43	$ 24.3
Estimated option fair value forfeiture rate																	13.00%	50.00%
Total unrecognized compensation expense, net of estimated forfeitures			100,000,000
Total unrecognized compensation expense, weighted average period (in years)			2
Cash received from stock option exercises and the employee stock purchase plan			179,000,000	116,000,000	145,000,000
Total intrinsic value of options exercised			17,000,000	1,000,000	2,000,000
Aggregate intrinsic value for options outstanding			213,000,000
Aggregate intrinsic value for options exercisable			111,000,000
Weighted average contractual life for options outstanding (in years)			6
Weighted average contractual life for options exercised (in years)			5
Stock price market value			$ 63.49
Shares available for future share-based award grants under the 2006 Motorola Omnibus Plan			6.6	8.6
Stock options grant prior date			June 1, 2007
Stock options equal to or greater than exercise price			$ 84
Options tendered						14
Options exchange for new options				6
New options exercise price			$ 47.11
Vesting Period (in years)				2
Stock options offering date			June 12, 2009
Stock options subject to cancellation		8																								3.8
Options that were cancelled	0.2																								1.4
Unrecognized compensation expense related to RSUs			301,000,000
Restricted stock units, weighted average vesting period (in years)			2
Total fair value of RS and RSU shares vested			114,000,000	44,000,000	19,000,000
Aggregate fair value of outstanding RSUs			607,000,000
Provisions for awards																			$ 201,000,000	$ 109,000,000	$ 106,000,000	$ 11,000,000	$ 5,000,000	$ (9,000,000)

Share-Based Compensation Plans and Other Incentive Plans (Value of stock option weighted- average assumptions) (Details)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation Plans and Other Incentive Plans
Expected volatility	41.70%	57.10%	56.40%
Risk-free interest rate	2.10%	1.90%	2.40%
Dividend yield	0.00%	0.00%	2.70%
Expected life (years)	6.1	3.9	5.5

Share-Based Compensation Plans and Other Incentive Plans (Stock option activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation Plans and Other Incentive Plans
Options outstanding at January 1	23,061	32,592	32,036
Options granted	1,630	8,939	5,681
Options exercised	(1,559)	(206)	(274)
Options terminated, canceled or expired	(3,518)	(18,264)	(4,851)
Options outstanding at December 31	19,614	23,061	32,592
Options exercisable at December 31	12,429	11,037	21,153
Approx. number of employees granted options	529	22,095	3,300
Options outstanding at January 1, Weighted Average Exercise Price	$ 84	$ 120	$ 131
Options granted, Weighted Average Exercise Price	$ 50	$ 45	$ 58
Options exercised, Weighted Average Exercise Price	$ 42	$ 42	$ 50
Options terminated, canceled or expired, Weighted Average Exercise Price	$ 104	$ 128	$ 123
Options outstanding at December 31, Weighted Average Exercise Price	$ 81	$ 84	$ 120
Options exercisable at December 31, Weighted Average Exercise Price	$ 99	$ 121	$ 134

Share-Based Compensation Plans and Other Incentive Plans (Stock options outstanding and exercisable) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010 Under $49 [Member]	Dec. 31, 2010 $49- $97 [Member]	Dec. 31, 2010 $98- $146 [Member]	Dec. 31, 2010 $147- $195 [Member]	Dec. 31, 2010 $245- $293 [Member]	Dec. 31, 2010 $294- $330 [Member]
Options Outstanding, Number of options	19,614				9,059	6,801	1,537	233	1,983	1
Options Outstanding, Weighted Average Exercise Price	$ 81	$ 84	$ 120	$ 131	$ 43	$ 65	$ 116	$ 149	$ 275	$ 313
Weighted Average Contractual Life (in years)					7	5	4	5	4	4
Options Exercisable, Number of options	12,429	11,037	21,153		3,856	4,914	1,442	233	1,983	1
Options Exercisable, Weighted Average Exercise Price	$ 99	$ 121	$ 134		$ 41	$ 65	$ 115	$ 149	$ 275	$ 313

Share-Based Compensation Plans and Other Incentive Plans (Restricted stock and restricted stock activity) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Share-Based Compensation Plans and Other Incentive Plans
RS and RSU outstanding at January 1	8,061	4,604	1,536
Granted, RS and RSU	4,772	5,478	3,872
Vested, RS and RSU	(2,407)	(988)	(330)
Terminated, canceled or expired, RS and RSU	(867)	(1,033)	(474)
RS and RSU outstanding at December 31	9,559	8,061	4,604
Approx. number of employees granted RSUs	29,973,000	26,969,000	28,981,000
RS and RSU outstanding at January 1, Weighted Average Grant Date Fair Value	$ 55	$ 76	$ 119
Granted, Weighted Average Grant Date Fair Value	$ 49	$ 43	$ 64
Vested, Granted, Weighted Average Grant Date Fair Value	$ 58	$ 80	$ 121
Terminated, canceled or expired, Weighted Average Grant Date Fair Value	$ 56	$ 60	$ 94
RS and RSU outstanding at December 31, Weighted Average Grant Date Fair Value	$ 51	$ 55	$ 76

Share-Based Compensation Plans and Other Incentive Plans (Total Share-Based Compensation Expense) (Details) (USD $) In Millions, except Per Share data	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Share-based compensation expense	$ 144	$ 137	$ 131
Tax benefit	43	43	41
Share-based compensation expense, net of tax	101	94	90
Decrease in basic earnings per share	$ (0.3)	$ (0.29)	$ (0.28)
Decrease in diluted earning per share	$ (0.3)	$ (0.29)	$ (0.28)
Share-based compensation expense in discontinued operations	164	159	149
Cost of Sales [Member]
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Share-based compensation expense	19	16	16
Selling, general and administrative expenses
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Share-based compensation expense	82	80	73
Research and development expenditures
Employee Service Share-based Compensation, Allocation of Recognized Period Costs
Share-based compensation expense	$ 43	$ 41	$ 42

Fair Value Measurements (Narrative) (Details) (USD $)	Dec. 31, 2010
Investments in money market mutual funds included in Cash and Cash Equivalents	$ 1,000,000,000
Corporate Bonds [Member] | Regular Plan [Member]
Securities lending arrangement	34,000,000
Common Stock and Equivalents [Member] | Regular Plan [Member]
Securities lending arrangement	92,000,000
Regular Plan [Member] | U.S. Government and Agency Obligations [Member]
Securities lending arrangement	41,000,000
Corporate Bonds [Member] | Postretirement Health Care Plan [Member]
Securities lending arrangement	1,000,000
Common Stock and Equivalents [Member] | Postretirement Health Care Plan [Member]
Securities lending arrangement	4,000,000
Postretirement Health Care Plan [Member] | U.S. Government and Agency Obligations [Member]
Securities lending arrangement	$ 2,000,000

Fair Value Measurements (Financial Assets and Liabilities) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Assets:
Investments	$ 172	$ 398
Derivative assets	5	15
Liabilities:
Derivative liabilities	18	21
Level 1 [Member]
Assets:
Foreign exchange derivative contracts
Liabilities:
Foreign exchange derivative contracts
Interest agreement derivative contracts
Level 1 [Member] | U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Assets:
Sigma fund, fair value
Investments
Level 1 [Member] | Corporate Bonds [Member]
Assets:
Sigma fund, fair value
Investments
Level 1 [Member] | Asset Backed Securities [Member]
Assets:
Sigma fund, fair value
Level 1 [Member] | Common Stock and Equivalents [Member]
Assets:
Investments	2	115
Level 1 [Member] | Mortgage Backed Securities [Member]
Assets:
Sigma fund, fair value
Investments
Level 2 [Member]
Assets:
Foreign exchange derivative contracts	5	15
Liabilities:
Foreign exchange derivative contracts	15	17
Interest agreement derivative contracts	3	4
Level 2 [Member] | U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Assets:
Sigma fund, fair value	2,291	4,408
Investments	17	23
Level 2 [Member] | Corporate Bonds [Member]
Assets:
Sigma fund, fair value	43	411
Investments	11	10
Level 2 [Member] | Asset Backed Securities [Member]
Assets:
Sigma fund, fair value	1	66
Level 2 [Member] | Common Stock and Equivalents [Member]
Assets:
Investments	10	11
Level 2 [Member] | Mortgage Backed Securities [Member]
Assets:
Sigma fund, fair value	11	52
Investments	3	3
Level 3 [Member]
Assets:
Foreign exchange derivative contracts
Liabilities:
Foreign exchange derivative contracts
Interest agreement derivative contracts
Level 3 [Member] | U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Assets:
Sigma fund, fair value
Investments
Level 3 [Member] | Corporate Bonds [Member]
Assets:
Sigma fund, fair value	15	19
Investments
Level 3 [Member] | Asset Backed Securities [Member]
Assets:
Sigma fund, fair value
Level 3 [Member] | Common Stock and Equivalents [Member]
Assets:
Investments
Level 3 [Member] | Mortgage Backed Securities [Member]
Assets:
Sigma fund, fair value
Investments
Fair Value Total [Member]
Assets:
Foreign exchange derivative contracts	5	15
Liabilities:
Foreign exchange derivative contracts	15	17
Interest agreement derivative contracts	3	4
Fair Value Total [Member] | U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Assets:
Sigma fund, fair value	2,291	4,408
Investments	17	23
Fair Value Total [Member] | Corporate Bonds [Member]
Assets:
Sigma fund, fair value	58	430
Investments	11	10
Fair Value Total [Member] | Asset Backed Securities [Member]
Assets:
Sigma fund, fair value	1	66
Fair Value Total [Member] | Common Stock and Equivalents [Member]
Assets:
Investments	12	126
Fair Value Total [Member] | Mortgage Backed Securities [Member]
Assets:
Sigma fund, fair value	11	52
Investments	3	3
U.S. Government, Agency and Government-Sponsored Enterprise Obligations [Member]
Assets:
Investments	17	23
Corporate Bonds [Member]
Assets:
Investments	11	10
Mortgage Backed Securities [Member]
Assets:
Investments	3	3
Common Stock and Equivalents [Member]
Assets:
Investments	$ 12	$ 126

Fair Value Measurements (Changes in Fair Value of Our Level 3 Assets) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation
Balance at January 1	$ 19	$ 134
Transfers to (from) Level 3	3	(16)
Payments received and securities sold	(11)	(78)
Permanent impairments		(2)
Mark-to-market on Sigma Fund investments included in Other income (expense)	4	(19)
Balance at December 31	$ 15	$ 19

Fair Value Measurements (Regular Plan) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member] | Corporate Bonds [Member] | Regular Plan [Member]
Total investment securities
Level 1 [Member] | Common Stock and Equivalents [Member] | Regular Plan [Member]
Total investment securities	1,222
Level 1 [Member] | Regular Plan [Member]
Total investment securities	1,231
Accrued income receivable
Fair value plan assets
Level 1 [Member] | Regular Plan [Member] | Commingled Equity Funds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | U.S. Government and Agency Obligations [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Preferred Stock [Member]
Total investment securities	9
Level 1 [Member] | Regular Plan [Member] | Other Government Bonds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Asset-Backed Bonds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Commingled Bond Funds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities
Level 1 [Member] | Regular Plan [Member] | Invested Cash [Member]
Total investment securities
Level 2 [Member] | Corporate Bonds [Member] | Regular Plan [Member]
Total investment securities	185
Level 2 [Member] | Common Stock and Equivalents [Member] | Regular Plan [Member]
Total investment securities	3
Level 2 [Member] | Regular Plan [Member]
Total investment securities	3,069
Accrued income receivable
Fair value plan assets
Level 2 [Member] | Regular Plan [Member] | Commingled Equity Funds [Member]
Total investment securities	1,597
Level 2 [Member] | Regular Plan [Member] | U.S. Government and Agency Obligations [Member]
Total investment securities	100
Level 2 [Member] | Regular Plan [Member] | Preferred Stock [Member]
Total investment securities
Level 2 [Member] | Regular Plan [Member] | Other Government Bonds [Member]
Total investment securities	5
Level 2 [Member] | Regular Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities	197
Level 2 [Member] | Regular Plan [Member] | Asset-Backed Bonds [Member]
Total investment securities	40
Level 2 [Member] | Regular Plan [Member] | Commingled Bond Funds [Member]
Total investment securities	850
Level 2 [Member] | Regular Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities	76
Level 2 [Member] | Regular Plan [Member] | Invested Cash [Member]
Total investment securities	16
Level 3 [Member] | Corporate Bonds [Member] | Regular Plan [Member]
Total investment securities
Level 3 [Member] | Common Stock and Equivalents [Member] | Regular Plan [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member]
Total investment securities
Accrued income receivable
Fair value plan assets
Level 3 [Member] | Regular Plan [Member] | Commingled Equity Funds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | U.S. Government and Agency Obligations [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Preferred Stock [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Other Government Bonds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Asset-Backed Bonds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Commingled Bond Funds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities
Level 3 [Member] | Regular Plan [Member] | Invested Cash [Member]
Total investment securities
Fair Value Total [Member] | Corporate Bonds [Member] | Regular Plan [Member]
Total investment securities	185
Fair Value Total [Member] | Common Stock and Equivalents [Member] | Regular Plan [Member]
Total investment securities	1,225
Fair Value Total [Member] | Regular Plan [Member]
Total investment securities	4,300
Accrued income receivable	8
Fair value plan assets	4,308
Fair Value Total [Member] | Regular Plan [Member] | Commingled Equity Funds [Member]
Total investment securities	1,597
Fair Value Total [Member] | Regular Plan [Member] | U.S. Government and Agency Obligations [Member]
Total investment securities	100
Fair Value Total [Member] | Regular Plan [Member] | Preferred Stock [Member]
Total investment securities	9
Fair Value Total [Member] | Regular Plan [Member] | Other Government Bonds [Member]
Total investment securities	5
Fair Value Total [Member] | Regular Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities	197
Fair Value Total [Member] | Regular Plan [Member] | Asset-Backed Bonds [Member]
Total investment securities	40
Fair Value Total [Member] | Regular Plan [Member] | Commingled Bond Funds [Member]
Total investment securities	850
Fair Value Total [Member] | Regular Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities	76
Fair Value Total [Member] | Regular Plan [Member] | Invested Cash [Member]
Total investment securities	16
Level 1 [Member]
Fair value plan assets	48
Level 1 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 1 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Level 1 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 1 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets
Level 1 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 1 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Level 1 [Member] | Invested Cash [Member]
Fair value plan assets
Level 2 [Member]
Fair value plan assets	122
Level 2 [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Level 2 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 2 [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Level 2 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets	4
Level 2 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Level 2 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets	2
Level 2 [Member] | Commingled Bond Funds [Member]
Fair value plan assets	34
Level 2 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	4
Level 2 [Member] | Invested Cash [Member]
Fair value plan assets	1
Level 3 [Member]
Fair value plan assets		7
Level 3 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 3 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 3 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 3 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets
Level 3 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 3 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Level 3 [Member] | Invested Cash [Member]
Fair value plan assets
Fair Value Total [Member]
Fair value plan assets	170
Fair Value Total [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Fair Value Total [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Fair Value Total [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Fair Value Total [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets	4
Fair Value Total [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Fair Value Total [Member] | Asset-Backed Bonds [Member]
Fair value plan assets	2
Fair Value Total [Member] | Commingled Bond Funds [Member]
Fair value plan assets	34
Fair Value Total [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	4
Fair Value Total [Member] | Invested Cash [Member]
Fair value plan assets	$ 1

Fair Value Measurements (Regular Plan Assets Measured Using Level 3 Inputs) (Details) (Level 3 [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Fair value at January 1	$ 7
Gain on assets held	1
Sales	(1)
Transfers out, net	(7)
Fair value at December 31

Fair Value Measurements (Officers Plan) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member] | Corporate Bonds [Member] | Officers Plan [Member]
Total investment securities
Level 1 [Member] | Officers Plan [Member]
Fair value plan assets
Level 1 [Member] | Officers Plan [Member] | U.S. Government and Agencies [Member]
Total investment securities
Level 1 [Member] | Officers Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities
Level 1 [Member] | Officers Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities
Level 2 [Member] | Corporate Bonds [Member] | Officers Plan [Member]
Total investment securities	1
Level 2 [Member] | Officers Plan [Member]
Fair value plan assets	12
Level 2 [Member] | Officers Plan [Member] | U.S. Government and Agencies [Member]
Total investment securities	9
Level 2 [Member] | Officers Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities	1
Level 2 [Member] | Officers Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities	1
Level 3 [Member] | Corporate Bonds [Member] | Officers Plan [Member]
Total investment securities
Level 3 [Member] | Officers Plan [Member]
Fair value plan assets
Level 3 [Member] | Officers Plan [Member] | U.S. Government and Agencies [Member]
Total investment securities
Level 3 [Member] | Officers Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities
Level 3 [Member] | Officers Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities
Fair Value Total [Member] | Corporate Bonds [Member] | Officers Plan [Member]
Total investment securities	1
Fair Value Total [Member] | Officers Plan [Member]
Fair value plan assets	12
Fair Value Total [Member] | Officers Plan [Member] | U.S. Government and Agencies [Member]
Total investment securities	9
Fair Value Total [Member] | Officers Plan [Member] | Mortgage-Backed Bonds [Member]
Total investment securities	1
Fair Value Total [Member] | Officers Plan [Member] | Commingled Short-Term Investment Funds [Member]
Total investment securities	1
Level 1 [Member]
Fair value plan assets	48
Level 1 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 1 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Level 2 [Member]
Fair value plan assets	122
Level 2 [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Level 2 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Level 2 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	4
Level 3 [Member]
Fair value plan assets		7
Level 3 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 3 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Fair Value Total [Member]
Fair value plan assets	170
Fair Value Total [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Fair Value Total [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Fair Value Total [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	$ 4

Fair Value Measurements (Non-U.S. Plans) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member] | Corporate Bonds [Member] | Non-U.S. Plan [Member]
Total investment securities
Level 1 [Member] | Common Stock and Equivalents [Member] | Non-U.S. Plan [Member]
Total investment securities	339
Level 1 [Member] | Non-U.S. Plan [Member]
Total investment securities	339
Cash
Accrued income receivable
Level 1 [Member] | Non-U.S. Plan [Member] | Commingled Equity Funds [Member]
Total investment securities
Level 1 [Member] | Non-U.S. Plan [Member] | Government and Agency Obligations [Member]
Total investment securities
Level 1 [Member] | Non-U.S. Plan [Member] | Short-Term Investment Funds [Member]
Total investment securities
Level 1 [Member] | Non-U.S. Plan [Member] | Insurance Contracts [Member]
Total investment securities
Level 1 [Member] | Non-U.S. Plan [Member] | Commingled Bond Funds [Member]
Total investment securities
Level 2 [Member] | Corporate Bonds [Member] | Non-U.S. Plan [Member]
Total investment securities	98
Level 2 [Member] | Common Stock and Equivalents [Member] | Non-U.S. Plan [Member]
Total investment securities
Level 2 [Member] | Non-U.S. Plan [Member]
Total investment securities	815
Cash
Accrued income receivable
Level 2 [Member] | Non-U.S. Plan [Member] | Commingled Equity Funds [Member]
Total investment securities	389
Level 2 [Member] | Non-U.S. Plan [Member] | Government and Agency Obligations [Member]
Total investment securities	91
Level 2 [Member] | Non-U.S. Plan [Member] | Short-Term Investment Funds [Member]
Total investment securities	1
Level 2 [Member] | Non-U.S. Plan [Member] | Insurance Contracts [Member]
Total investment securities
Level 2 [Member] | Non-U.S. Plan [Member] | Commingled Bond Funds [Member]
Total investment securities	236
Level 3 [Member] | Corporate Bonds [Member] | Non-U.S. Plan [Member]
Total investment securities
Level 3 [Member] | Common Stock and Equivalents [Member] | Non-U.S. Plan [Member]
Total investment securities
Level 3 [Member] | Non-U.S. Plan [Member]
Total investment securities	61
Cash
Accrued income receivable
Fair value plan assets	61	65
Level 3 [Member] | Non-U.S. Plan [Member] | Commingled Equity Funds [Member]
Total investment securities
Level 3 [Member] | Non-U.S. Plan [Member] | Government and Agency Obligations [Member]
Total investment securities
Level 3 [Member] | Non-U.S. Plan [Member] | Short-Term Investment Funds [Member]
Total investment securities
Level 3 [Member] | Non-U.S. Plan [Member] | Insurance Contracts [Member]
Total investment securities	61
Level 3 [Member] | Non-U.S. Plan [Member] | Commingled Bond Funds [Member]
Total investment securities
Fair Value Total [Member] | Corporate Bonds [Member] | Non-U.S. Plan [Member]
Total investment securities	98
Fair Value Total [Member] | Common Stock and Equivalents [Member] | Non-U.S. Plan [Member]
Total investment securities	339
Fair Value Total [Member] | Non-U.S. Plan [Member]
Total investment securities	1,215
Cash	8
Accrued income receivable	3
Fair value plan assets	1,226
Fair Value Total [Member] | Non-U.S. Plan [Member] | Commingled Equity Funds [Member]
Total investment securities	389
Fair Value Total [Member] | Non-U.S. Plan [Member] | Government and Agency Obligations [Member]
Total investment securities	91
Fair Value Total [Member] | Non-U.S. Plan [Member] | Short-Term Investment Funds [Member]
Total investment securities	1
Fair Value Total [Member] | Non-U.S. Plan [Member] | Insurance Contracts [Member]
Total investment securities	61
Fair Value Total [Member] | Non-U.S. Plan [Member] | Commingled Bond Funds [Member]
Total investment securities	236
Level 1 [Member]
Fair value plan assets	48
Level 1 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 1 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Level 1 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Level 2 [Member]
Fair value plan assets	122
Level 2 [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Level 2 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 2 [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Level 2 [Member] | Commingled Bond Funds [Member]
Fair value plan assets	34
Level 3 [Member]
Fair value plan assets		7
Level 3 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 3 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 3 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Fair Value Total [Member]
Fair value plan assets	170
Fair Value Total [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Fair Value Total [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Fair Value Total [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Fair Value Total [Member] | Commingled Bond Funds [Member]
Fair value plan assets	$ 34

Fair Value Measurements (Non-U.S. Pension Plan Assets Measured Using Level 3 Inputs) (Details) (Level 3 [Member], USD $) In Millions	12 Months Ended
Dec. 31, 2010
Fair value at January 1	$ 7
Gain on assets held	1
Fair value at December 31
Non-U.S. Plan [Member]
Fair value at January 1	65
Gain on assets held	1
Foreign exchange valuation adjustment	(5)
Fair value at December 31	$ 61

Fair Value Measurements (Postretirement Health Care Plan) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Level 1 [Member]
Fair value plan assets	$ 48
Level 1 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 1 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Level 1 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 1 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets
Level 1 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 1 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Level 1 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Level 1 [Member] | Invested Cash [Member]
Fair value plan assets
Level 2 [Member]
Fair value plan assets	122
Level 2 [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Level 2 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 2 [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Level 2 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets	4
Level 2 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Level 2 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets	2
Level 2 [Member] | Commingled Bond Funds [Member]
Fair value plan assets	34
Level 2 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	4
Level 2 [Member] | Invested Cash [Member]
Fair value plan assets	1
Level 3 [Member]
Fair value plan assets		7
Level 3 [Member] | Corporate Bonds [Member]
Fair value plan assets
Level 3 [Member] | Common Stock and Equivalents [Member]
Fair value plan assets
Level 3 [Member] | Commingled Equity Funds [Member]
Fair value plan assets
Level 3 [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets
Level 3 [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets
Level 3 [Member] | Asset-Backed Bonds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Bond Funds [Member]
Fair value plan assets
Level 3 [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets
Level 3 [Member] | Invested Cash [Member]
Fair value plan assets
Fair Value Total [Member]
Fair value plan assets	170
Fair Value Total [Member] | Corporate Bonds [Member]
Fair value plan assets	7
Fair Value Total [Member] | Common Stock and Equivalents [Member]
Fair value plan assets	48
Fair Value Total [Member] | Commingled Equity Funds [Member]
Fair value plan assets	62
Fair Value Total [Member] | U.S. Government and Agency Obligations [Member]
Fair value plan assets	4
Fair Value Total [Member] | Mortgage-Backed Bonds [Member]
Fair value plan assets	8
Fair Value Total [Member] | Asset-Backed Bonds [Member]
Fair value plan assets	2
Fair Value Total [Member] | Commingled Bond Funds [Member]
Fair value plan assets	34
Fair Value Total [Member] | Commingled Short-Term Investment Funds [Member]
Fair value plan assets	4
Fair Value Total [Member] | Invested Cash [Member]
Fair value plan assets	$ 1

Long-term Customer Financing and Sales of Receivables (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Interest income recognized on long term receivables	$ 14	$ 2	$ 3
Commitments to provide long-term financing	333	406
Portion of long-term financing commitment supported by letters of credit or bank commitments	27	13
Commitment to provide guarantees for customer financing	10
Commitment to provide guarantees relating to the sale of short-term receivables	6	7
Customer financing guarantees outstanding	1	2
Amount available under revolving credit facility related to the sale of accounts receivable	225
Servicing obligations for sold accounts receivables	329	141
Servicing obligations for long-term receivables	277	297
Allowance for credit loss	1	7
Receivables with past due balances greater than period reviewed for collectability	90
Discontinued Operations [Member]
Commitments to provide long-term financing	168	321
Long Term Receivables [Member] | Account Receivable [Member]
Committed revolving facilities for the sale of accounts receivable		0
Receivable Sales Facility [Member]
Committed revolving facilities for the sale of accounts receivable	200	200
Amount available under revolving credit facility related to the sale of accounts receivable		140
Sale To NSN [Member]
Funded portion of the financing arrangements related to the Networks segment	235
Networks [Member]
Portion of long-term financing commitment supported by letters of credit or bank commitments	$ 25

Long-term Customer Financing and Sales of Receivables (Long-term Customer Financing) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Long-term Customer Financing and Sales of Receivables
Long-term receivables	$ 265	$ 137
Less allowance for losses	(1)	(7)
Long-term receivables, net	264	130
Less current portion	(13)	(28)
Non-current long-term receivables, net	$ 251	$ 102

Long-term Customer Financing and Sales of Receivables (Proceeds received from non- recourse sales of accounts receivable and long- term receivables) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Long-term Customer Financing and Sales of Receivables
Accounts receivable sales proceeds	$ 30	$ 46	$ 53
Long-term receivables sales proceeds	67	72	113
Total proceeds from one-time sales	97	118	166
Cumulative annual proceeds received from sales under committed facilities	70	234	563
Total proceeds from receivables sales	$ 167	$ 352	$ 729

Long-term Customer Financing and Sales of Receivables (Credit Quality of Customer Financing Receivables and Allowances for Credit Losses) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Total Long-Term Receivable	$ 265	$ 137
Current Billed Due	1
Past Due Under 90 Days		5
Past Due Over 90 Days		2
Municipal Leases Secured Tax Exempt [Member]
Total Long-Term Receivable	16	8
Current Billed Due
Past Due Under 90 Days
Past Due Over 90 Days
Commercial Loans and Leases Secured [Member]
Total Long-Term Receivable	67	72
Current Billed Due	1
Past Due Under 90 Days		5
Past Due Over 90 Days
Commercial Loans Unsecured [Member]
Total Long-Term Receivable	182	57
Current Billed Due
Past Due Under 90 Days
Past Due Over 90 Days		$ 2

Commitments and Contingencies (Details) (USD $)	12 Months Ended				12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2010 Sale [Member]	Dec. 31, 2010 Settlement and License Agreement [Member] Discontinued Operations [Member]	Apr. 30, 2008 Iridium Program [Member]	Dec. 31, 2010 Settlement and License Agreement [Member]	Dec. 31, 2010 Settlement and Patent Agreement [Member]
Payments for legal settlements						$ 20,000,000
Excess in damages sought	4,000,000,000
Rental expense net of sublease income	123,000,000	140,000,000	151,000,000
2011	124,000,000
2012	86,000,000
2013	52,000,000
2014	37,000,000
2015	21,000,000
Beyond	23,000,000
Indemnification provided in connection with divestiture of assets or businesses	135,000,000			335,000,000
Accrued portion of the amount of indemnification under agreements	9,000,000
Pre-tax gain recorded as a result of legal agreement	29,000,000	75,000,000	(14,000,000)		55,000,000		39,000,000
Proceeds from settlement	$ 65,000,000							$ 65,000,000

Information by Segment and Geographic Region (Segment information) (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Business Segments Information
Net Sales	$ 2,246	[1]	$ 1,949	[1]	$ 1,936	[1]	$ 1,740	[1]	$ 1,983	[1]	$ 1,797	[1]	$ 1,732	[1]	$ 1,668	[1]	$ 7,871	$ 7,180	$ 8,140
Operating Earnings (Loss)	278	[1]	219	[1]	161	[1]	120	[1]	250	[1]	160	[1]	158	[1]	2	[1]	778	570	(679)
Total other income (expense)																	(87)	67	(318)
Earnings (loss) from continuing operations before income taxes	166	[1],[2]	(8)	[1],[2]	3	[1],[2]	97	[1],[2]	217	[1],[2]	65	[1],[2]	134	[1],[2]	33	[1],[2]	691	637	(997)
Government [Member]
Business Segments Information
Net Sales																	5,135	4,876	5,259
Operating Earnings (Loss)																	566	542	630
Enterprise [Member]
Business Segments Information
Net Sales																	2,736	2,304	2,881
Operating Earnings (Loss)																	212	28	(1,309)
Aggregate Segment [Member]
Business Segments Information
Net Sales																	$ 7,871	$ 7,180	$ 8,140

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.
[2]	Amounts attributable to Motorola Solutions, Inc. common stockholders.

Information by Segment and Geographic Region (Corporate-Related Expenses and Assets) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Business Segments Information
Assets before discontinued operations	$ 17,797	$ 17,497	$ 17,770
Assets	25,577	25,603	27,869
Capital expenditures	192	136	257
Government [Member]
Business Segments Information
Assets before discontinued operations	3,427	2,884	3,263
Capital expenditures	172	115	194
Depreciation Expense	110	115	113
Enterprise [Member]
Business Segments Information
Assets before discontinued operations	2,721	2,842	2,778
Capital expenditures	20	21	63
Depreciation Expense	29	55	63
Aggregate Segment [Member]
Business Segments Information
Assets before discontinued operations	6,148	5,726	6,041
Capital expenditures	192	136	257
Depreciation Expense	139	170	176
Other [Member]
Business Segments Information
Assets before discontinued operations	11,649	11,771	11,729
Aggregate Segment After Other [Member]
Business Segments Information
Assets before discontinued operations	17,797	17,497	17,770
Discontinued Operations [Member]
Business Segments Information
Assets	$ 7,780	$ 8,106	$ 10,099

Information by Segment and Geographic Region (Geographic Area Information) (Details) (USD $) In Millions	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Business Segments Information
Net Sales	$ 2,246	[1]	$ 1,949	[1]	$ 1,936	[1]	$ 1,740	[1]	$ 1,983	[1]	$ 1,797	[1]	$ 1,732	[1]	$ 1,668	[1]	$ 7,871	$ 7,180	$ 8,140
Assets	17,797								17,497								17,797	17,497	17,770
Property, Plant, and Equipment, net	922								1,012								922	1,012	1,038
United States [Member]
Business Segments Information
Net Sales																	3,679	3,470	3,742
Assets	10,501								10,063								10,501	10,063	9,324
Property, Plant, and Equipment, net	484								351								484	351	413
China [Member]
Business Segments Information
Net Sales																	322	257	275
Assets	1,823								1,716								1,823	1,716	1,899
Property, Plant, and Equipment, net	9								13								9	13	16
United Kingdom [Member]
Business Segments Information
Net Sales																	589	533	752
Assets	850								1,084								850	1,084	1,011
Property, Plant, and Equipment, net	23								26								23	26	23
Israel [Member]
Business Segments Information
Net Sales																	229	242	318
Assets	1,366								1,321								1,366	1,321	1,264
Property, Plant, and Equipment, net	40								172								40	172	139
Japan [Member]
Business Segments Information
Net Sales																	112	110	100
Assets	724								684								724	684	741
Property, Plant, and Equipment, net	61								56								61	56	61
Other Nations [Member]
Business Segments Information
Net Sales																	2,940	2,568	2,953
Assets	2,533								2,629								2,533	2,629	3,531
Property, Plant, and Equipment, net	$ 305								$ 394								$ 305	$ 394	$ 386

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.

Reorganization of Businesses (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007
Number of Employees Impacted By Reorganization of Business
Accrual for employee severance in number of employees		1,400	900	1,000
Accrual for employee severance, initial payment in current year (in number of employees)	2,000
Restructuring charges in the period for total employee severance (in number of employees)	1,000	1,500	1,600
Restructuring charges in the period for direct employees' severance (in number of employees)	700	200	200
Restructuring charges in the period for indirect employees' severance (in number of employees)	300	1,300	1,300
Total number of employees separated (in number of employees)	1,600	2,000	1,500
Number of direct employees separated (in number of employees)	800	500	200
Number of indirect employees separated (in number of employees)	800	1,500	1,300
Restructuring Reserve Activity
Reorganization of business charges	$ 73	$ 102	$ 65
Amount Used	41
Employee Separation Costs [Member]
Restructuring Reserve Activity
Reorganization of business charges	73	114	80
Beginning balance	31	42	56
Additional Charges	73	114	80
Severance Costs	73
Adjustments	13	17	12
Accrual reversal included as Adjustment	13		12
Amount Used	41	108	82
Ending balance	50	31	42
Exit Costs [Member]
Restructuring Reserve Activity
Reorganization of business charges	16	6
Beginning balance	16	14	24
Additional Charges	16	6
Adjustments	3	1	3
Accrual reversal included as Adjustment	3		3
Restructuring reserve partial accrual adjustment offset	3
Amount Used	12	3	7
Ending balance	17	16	14
Fixed Asset Impairment Charge [Member]
Restructuring Reserve Activity
Reorganization of business charges		18
Restructuring Reversal [Member]
Restructuring Reserve Activity
Reorganization of business charges	16		15
Cost of Sales [Member]
Restructuring Reserve Activity
Reorganization of business charges	19	14	5
Other Charges [Member]
Restructuring Reserve Activity
Reorganization of business charges	$ 54	$ 88	$ 60

Reorganization of Businesses (Schedule of Restructuring and Related Activities) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Reorganization of business charges	$ 73	$ 102	$ 65
Government [Member]
Reorganization of business charges	57	67	45
Enterprise [Member]
Reorganization of business charges	$ 16	$ 35	$ 20

Reorganization of Businesses (Reorganization of Businesses Accruals) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2010 Exit Costs [Member]	Dec. 31, 2009 Exit Costs [Member]	Dec. 31, 2008 Exit Costs [Member]	Dec. 31, 2010 Employee Separation Costs [Member]	Dec. 31, 2009 Employee Separation Costs [Member]	Dec. 31, 2008 Employee Separation Costs [Member]	Dec. 31, 2010 Exit Costs And Employee Separation Costs [Member]	Dec. 31, 2009 Exit Costs And Employee Separation Costs [Member]	Dec. 31, 2008 Exit Costs And Employee Separation Costs [Member]
Restructuring Reserve Activity
Beginning balance		$ 16	$ 14	$ 24	$ 31	$ 42	$ 56	$ 47	$ 56	$ 80
Additional Charges		16	6		73	114	80	89	120	80
Adjustments		(3)	(1)	(3)	(13)	(17)	(12)	(16)	(18)	(15)
Amount Used	(41)	(12)	(3)	(7)	(41)	(108)	(82)	(53)	(111)	(89)
Ending balance		$ 17	$ 16	$ 14	$ 50	$ 31	$ 42	$ 67	$ 47	$ 56

Intangible Assets and Goodwill (Narrative) (Details) (USD $)	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Intangibles amortization	$ 203,000,000	$ 218,000,000	$ 227,000,000
2011	181,000,000
2012	39,000,000
2013	19,000,000
2014	2,000,000
2015	2,000,000
Percentage of weighted in valuation based on income approach	75.00%
Percentage of weighted in valuation based on market based approach	25.00%
Enterprise [Member]
Impairment of goodwill			$ 1,600,000,000

Intangible Assets and Goodwill (Intangible Assets) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	$ 1,193	$ 1,210
Accumulated Amortization	947	757
Completed Technology [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	642	645
Accumulated Amortization	532	412
Patents [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	277	277
Accumulated Amortization	211	157
Customer-Related [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	148	162
Accumulated Amortization	90	82
Licensed Technology [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	25	25
Accumulated Amortization	18	16
Other Intangibles [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	101	101
Accumulated Amortization	$ 96	$ 90

Intangible Assets and Goodwill (Intangible Assets By Reporting Segment) (Details) (USD $) In Millions	Dec. 31, 2010	Dec. 31, 2009
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	$ 1,193	$ 1,210
Accumulated Amortization	947	757
Government [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	140	156
Accumulated Amortization	130	135
Enterprise [Member]
Finite-Lived Intangible Assets, Net -
Gross Carrying Amount	1,053	1,054
Accumulated Amortization	$ 817	$ 622

Intangible Assets and Goodwill (Goodwill) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2008	Dec. 31, 2007	Dec. 31, 2010	Dec. 31, 2009
Goodwill Activity
Aggregate goodwill acquired	$ 3,004	$ 2,916	$ 2,993	$ 2,993
Accumulated impairment losses	(1,564)		(1,564)	(1,564)
Goodwill, net of impairment losses	1,440	2,916	1,429	1,429
Goodwill acquired		60
Impairment losses		(1,564)
Adjustments	(11)	28
Government [Member]
Goodwill Activity
Aggregate goodwill acquired	350	335	350	350
Goodwill, net of impairment losses	350	335	350	350
Adjustments		15
Enterprise [Member]
Goodwill Activity
Aggregate goodwill acquired	2,654	2,581	2,643	2,643
Accumulated impairment losses	(1,564)		(1,564)	(1,564)
Goodwill, net of impairment losses	1,090	2,581	1,079	1,079
Goodwill acquired		60
Impairment losses		(1,564)
Adjustments	$ (11)	$ 13

Valuation and Qualifying Accounts (Valuation and Qualifying Account Activity) (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Doubtful Accounts [Member]
Balance at January 1	$ 16	$ 17	$ 26
Charged to Earnings	41	9	10
Used	(2)	(3)	(12)
Adjustments	(6)	(7)	(7)
Balance at December 31	49	16	17
Allowance for Losses on Long-term Receivables [Member]
Balance at January 1	7	3	3
Charged to Earnings		5	2
Used	(6)	(1)	(2)
Balance at December 31	1	7	3
Inventory Reserves [Member]
Balance at January 1	140	150	131
Charged to Earnings	67	51	54
Used	(34)	(43)	(43)
Adjustments	(16)	(18)	8
Balance at December 31	157	140	150
Customer Reserves [Member]
Balance at January 1	97	119	128
Charged to Earnings	427	313	133
Used	(374)	(323)	(107)
Adjustments	(33)	(12)	(35)
Balance at December 31	$ 117	$ 97	$ 119

Quarterly and Other Financial Data (Unaudited) (Quarterly and Other Financial Data) (Details) (USD $) In Millions, except Per Share data	3 Months Ended																12 Months Ended
	Dec. 31, 2010		Sep. 30, 2010		Jun. 30, 2010		Mar. 31, 2010		Dec. 31, 2009		Sep. 30, 2009		Jun. 30, 2009		Mar. 31, 2009		Dec. 31, 2010		Dec. 31, 2009		Dec. 31, 2008
Quarterly and Other Financial Data
Net Sales	$ 2,246	[1]	$ 1,949	[1]	$ 1,936	[1]	$ 1,740	[1]	$ 1,983	[1]	$ 1,797	[1]	$ 1,732	[1]	$ 1,668	[1]	$ 7,871		$ 7,180		$ 8,140
Costs of sales	1,132	[1]	964	[1]	971	[1]	887	[1]	965	[1]	890	[1]	891	[1]	865	[1]	3,954		3,611		4,051
Gross margin	1,114	[1]	985	[1]	965	[1]	853	[1]	1,018	[1]	907	[1]	841	[1]	803	[1]	3,917		3,569		4,089
Selling, general and administrative expenses	523	[1]	462	[1]	471	[1]	454	[1]	441	[1]	415	[1]	415	[1]	432	[1]	1,910		1,703		1,845
Research and development expenditures	282	[1]	270	[1]	269	[1]	258	[1]	266	[1]	253	[1]	256	[1]	266	[1]	1,079		1,041		1,106
Other charges	31	[1]	34	[1]	64	[1]	21	[1]	61	[1]	79	[1]	12	[1]	103	[1]	150		255		1,817
Operating earnings (loss)	278	[1]	219	[1]	161	[1]	120	[1]	250	[1]	160	[1]	158	[1]	2	[1]	778		570		(679)
Earnings (loss) from continuing operations before income taxes	166	[1],[2]	(8)	[1],[2]	3	[1],[2]	97	[1],[2]	217	[1],[2]	65	[1],[2]	134	[1],[2]	33	[1],[2]	691		637		(997)
Net earnings (loss)	$ 291	[1],[2]	$ 110	[1],[2]	$ 162	[1],[2]	$ 69	[1],[2]	$ 142	[1],[2]	$ 12	[1],[2]	$ 26	[1],[2]	$ (231)	[1],[2]	$ 650		$ (28)		$ (4,240)
Basic earnings (loss) per common share	$ 0.49	[1]	$ (0.02)	[1]	$ 0.01	[1]	$ 0.29	[1]	$ 0.66	[1]	$ 0.2	[1]	$ 0.41	[1]	$ 0.1	[1]	$ 0.78		$ 1.29		$ (10.76)
Diluted earnings (loss) per common share	$ 0.49	[1]	$ (0.02)	[1]	$ 0.01	[1]	$ 0.29	[1]	$ 0.66	[1]	$ 0.2	[1]	$ 0.41	[1]	$ 0.1	[1]	$ 0.77		$ 1.28		$ (10.76)
Basic earnings (loss) per common share	$ 0.87	[1]	$ 0.33	[1]	$ 0.49	[1]	$ 0.21	[1]	$ 0.43	[1]	$ 0.04	[1]	$ 0.08	[1]	$ (0.71)	[1]	$ 1.9		$ (0.16)		$ (13.11)
Diluted earnings (loss) per common share	$ 0.85	[1]	$ 0.33	[1]	$ 0.48	[1]	$ 0.21	[1]	$ 0.43	[1]	$ 0.04	[1]	$ 0.08	[1]	$ (0.71)	[1]	$ 1.87		$ (0.15)		$ (13.11)
Dividends declared, per share		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]		[1]	$ 1.4
Dividends paid		[1]		[1]		[1]		[1]		[1]		[1]		[1]	$ 0.35	[1]			$ 0.35		$ 1.4
High	$ 64.26	[1]	$ 61.18	[1]	$ 54.25	[1]	$ 57.82	[1]	$ 65.52	[1]	$ 66.15	[1]	$ 48.65	[1]	$ 34.65	[1]
Low	$ 53.55	[1]	$ 45.43	[1]	$ 43.75	[1]	$ 42.28	[1]	$ 53.69	[1]	$ 41.37	[1]	$ 29.75	[1]	$ 20.86	[1]

[1]	Certain amounts in prior years' financial statements and related notes have been reclassified to conform to the 2010 presentation.
[2]	Amounts attributable to Motorola Solutions, Inc. common stockholders.